UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Universal Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,056.80	$1,021.37	$3.52	$3.46	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,055.00	1,020.13	4.79	4.71	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.6%)
Agency Adjustable Rate Mortgage (0.3%)
Federal National Mortgage Association, Conventional Pool:
2.33%, 5/1/35	$491	$522
Agency Fixed Rate Mortgages (23.7%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41	592	628
6.00%, 8/1/37 - 5/1/38	284	319
6.50%, 9/1/32	31	35
7.50%, 5/1/35	90	106
8.00%, 8/1/32	57	70
8.50%, 8/1/31	71	88
July TBA:
4.00%, 7/1/44 (a)	2,187	2,318
Federal National Mortgage Association, Conventional Pools:
3.50%, 12/1/42	2,503	2,559
4.00%, 11/1/41 - 7/1/43	2,829	3,011
4.50%, 8/1/40 - 7/1/41	1,242	1,346
5.00%, 7/1/40	473	526
6.00%, 12/1/38	727	819
6.50%, 11/1/27 - 10/1/38	111	125
7.00%, 6/1/29 - 2/1/33	55	58
7.50%, 8/1/37	159	189
8.00%, 4/1/33	120	144
8.50%, 10/1/32	111	134
9.50%, 4/1/30	30	35
July TBA:
2.50%, 7/1/29 (a)	2,602	2,644
3.00%, 7/1/29 (a)	1,272	1,322
3.50%, 7/1/29 - 7/1/44 (a)	5,175	5,366
4.00%, 7/1/44 (a)	3,375	3,583
4.50%, 7/1/44 (a)	1,907	2,066
5.00%, 7/1/44 (a)	7,336	8,148
Government National Mortgage Association,
July TBA:
3.50%, 7/20/44 (a)	2,062	2,148
4.50%, 7/20/44 (a)	2,340	2,556
Various Pools:
4.00%, 10/20/41	2,055	2,203
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		42,549
Asset-Backed Securities (1.1%)
Citigroup Mortgage Loan Trust, Inc.
5.53%, 11/25/34	170	180
CVS Pass-Through Trust,
6.04%, 12/10/28	285	329
8.35%, 7/10/31 (b)	181	238
Ford Credit Floorplan Master Owner Trust
1.85%, 2/15/17 (b)(c)	125	126
	Face Amount (000)	Value (000)
GSAA Home Equity Trust
4.29%, 6/25/34 (c)	$149	$164
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	362	368
Specialty Underwriting & Residential Finance Trust
0.69%, 5/25/35 (c)	64	59
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	506	528
		1,992
Collateralized Mortgage Obligations — Agency Collateral Series (3.2%)
Federal Home Loan Mortgage Corporation, IO
0.81%, 1/25/21 (c)	6,256	201
IO REMIC
5.85%, 11/15/43 (c)	3,007	448
5.90%, 4/15/39 (c)	1,969	352
IO STRIPS
7.50%, 12/1/29	9	2
8.00%, 1/1/28	7	2
REMIC
3.50%, 12/15/42	641	582
Federal National Mortgage Association, IO
6.24%, 9/25/20 (c)	4,769	1,136
IO REMIC
6.00%, 5/25/33 - 7/25/33	426	76
6.45%, 9/25/38 (c)	1,406	216
IO STRIPS
6.50%, 12/1/29 (c)	12	1
7.00%, 11/1/19 (c)	9	1
8.00%, 4/1/24	6	1
8.00%, 6/1/35 (c)	51	12
9.00%, 11/1/26	3	1
REMIC
7.00%, 9/25/32	80	92
9.30%, 10/25/41 (c)(d)	201	199
Government National Mortgage Association, IO
0.83%, 8/20/58 (c)	7,831	238
3.50%, 5/20/43	1,991	465
5.00%, 2/16/41	299	66
5.90%, 11/16/40 (c)	2,361	473
5.95%, 7/16/33 (c)	5,196	722
6.00%, 6/20/43 (c)	2,249	387
		5,673
Commercial Mortgage-Backed Securities (6.4%)
COMM Mortgage Trust,
4.92%, 10/10/46 (b)(c)	985	952
5.22%, 8/10/46 (b)(c)	740	735
IO
0.47%, 7/10/45 (c)	12,978	205
1.31%, 7/15/47 (c)	3,942	332

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Commercial Mortgage Trust
5.48%, 3/10/39	$400	$432
DBUBS Mortgage Trust
5.62%, 7/10/44 (b)(c)	200	226
FREMF Mortgage Trust,
3.65%, 10/25/46 (b)(c)	755	732
4.64%, 6/25/47 (b)(c)	199	205
GS Mortgage Securities Corp. II
2.75%, 11/8/29 (b)(c)	390	398
GS Mortgage Securities Trust
4.93%, 8/10/46 (b)(c)	500	484
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,030	948
5.46%, 12/12/43	600	636
IO
0.73%, 4/15/46 (c)	6,000	262
1.19%, 7/15/47 (c)	9,798	710
JPMBB Commercial Mortgage Securities Trust
4.84%, 4/15/47 (b)(c)	704	663
LB-UBS Commercial Mortgage Trust
6.46%, 9/15/45 (c)	500	533
NLY Commercial Mortgage Trust
2.75%, 11/15/30 (b)(c)	201	204
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	870	763
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	699
3.71%, 3/15/45 (c)	110	111
3.99%, 5/15/47 (b)	526	466
5.15%, 9/15/46 (b)(c)	735	727
		11,423
Corporate Bonds (35.0%)
Finance (14.9%)
Abbey National Treasury Services PLC
3.05%, 8/23/18 (e)	370	388
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	511
ACE INA Holdings, Inc.
3.35%, 5/15/24	350	354
Aegon N.V.
4.63%, 12/1/15	500	527
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	360	363
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	291
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	198
American Financial Group, Inc.
9.88%, 6/15/19	75	98
	Face Amount (000)	Value (000)
American International Group, Inc.,
4.88%, 6/1/22	$275	$307
6.40%, 12/15/20	250	302
American Realty Capital Properties, Inc.
3.00%, 8/1/18 (e)	500	508
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	300	321
Bank of America Corp.,
4.00%, 4/1/24	570	583
5.00%, 1/21/44	200	213
6.11%, 1/29/37	100	116
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24	350	362
Barclays Bank PLC
3.75%, 5/15/24	450	453
BNP Paribas SA
5.00%, 1/15/21	150	167
Boston Properties LP
3.80%, 2/1/24	145	147
BPCE SA
5.15%, 7/21/24 (b)(e)	350	370
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	150
Capital One Bank, USA NA
3.38%, 2/15/23	510	507
Citigroup, Inc.,
3.75%, 6/16/24	275	276
3.88%, 10/25/23 (e)	850	872
4.05%, 7/30/22	265	272
CNA Financial Corp.
5.75%, 8/15/21	565	658
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	283
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	637
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	508
7.88%, 1/29/49 (b)(c)(f)	200	219
Credit Suisse
6.00%, 2/15/18	5	6
Credit Suisse AG
6.50%, 8/8/23 (b)	350	389
Discover Bank
7.00%, 4/15/20	320	385
General Electric Capital Corp.,
5.30%, 2/11/21	340	387
MTN
5.88%, 1/14/38	130	158
Series G
6.00%, 8/7/19	375	445
Genworth Holdings, Inc.
7.20%, 2/15/21 (e)	350	427

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	$420	$423
6.75%, 10/1/37	435	525
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	495
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	365	418
HBOS PLC, Series G
6.75%, 5/21/18 (b)	565	652
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	316
HSBC Finance Corp.
6.68%, 1/15/21	225	269
HSBC Holdings PLC
4.25%, 3/14/24 (e)	600	619
HSBC USA, Inc.
3.50%, 6/23/24	250	251
ING Bank N.V.
5.80%, 9/25/23 (b)	320	361
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	329
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	522
Jefferies LoanCore LLC/JLC Finance Corp.
6.88%, 6/1/20 (b)	200	203
JPMorgan Chase & Co.,
3.20%, 1/25/23	860	855
3.88%, 2/1/24 (e)	240	248
4.50%, 1/24/22	175	192
4.63%, 5/10/21	65	72
Lloyds Bank PLC
6.50%, 9/14/20 (b)	370	435
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	260	299
Nationwide Building Society
6.25%, 2/25/20 (b)	545	644
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	410	458
PHH Corp.
4.00%, 9/1/14	254	256
Piedmont Operating Partnership LP
3.40%, 6/1/23 (e)	375	357
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	305	351
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	194
Principal Financial Group, Inc.
1.85%, 11/15/17	450	453
Prudential Financial, Inc., MTN
6.63%, 12/1/37	165	213
	Face Amount (000)	Value (000)
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	$325	$351
Realty Income Corp.
3.25%, 10/15/22	350	343
Santander Holdings USA, Inc.
3.45%, 8/27/18	130	138
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	235	234
Swedbank AB
2.38%, 2/27/19 (b)(e)	270	273
UnitedHealth Group, Inc.,
1.40%, 10/15/17	20	20
2.88%, 3/15/23 (e)	750	737
Voya Financial, Inc.
5.50%, 7/15/22 (e)	350	402
Wells Fargo & Co.,
4.13%, 8/15/23 (e)	170	177
Series M
3.45%, 2/13/23	245	244
Xilinx, Inc.
3.00%, 3/15/21	250	253
		26,767
Industrials (17.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	580	598
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	437
Altria Group, Inc.,
2.85%, 8/9/22	25	24
5.38%, 1/31/44	260	286
American Gilsonite Co.
11.50%, 9/1/17 (b)	100	109
American Tower Corp.
3.50%, 1/31/23	415	408
Amgen, Inc.
5.15%, 11/15/41	174	187
Anadarko Petroleum Corp.
6.45%, 9/15/36	225	288
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	425	437
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	31
Apple, Inc.,
2.40%, 5/3/23 (e)	265	251
4.45%, 5/6/44	250	254
ArcelorMittal
10.35%, 6/1/19	205	263
AT&T, Inc.
6.30%, 1/15/38	305	370
Barrick Gold Corp.
4.10%, 5/1/23	235	234
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23 (e)	350	368

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Bombardier, Inc.
6.13%, 1/15/23 (b)(e)	$404	$418
BP Capital Markets PLC
3.25%, 5/6/22	425	431
Caterpillar, Inc.
3.40%, 5/15/24	550	557
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	275	277
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (b)	100	107
CEVA Group PLC
7.00%, 3/1/21 (b)(e)	335	346
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	350	382
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	397
Coca-Cola Co.
3.20%, 11/1/23 (e)	350	354
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	161
Continental Resources, Inc.
4.90%, 6/1/44 (b)	450	467
CRH America, Inc.
6.00%, 9/30/16	405	450
Crown Castle International Corp.
5.25%, 1/15/23	280	293
CSC Holdings LLC
5.25%, 6/1/24 (b)	405	399
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	469
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	150	155
DryShips, Inc.
5.00%, 12/1/14	100	99
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	299
EMC Corp.
3.38%, 6/1/23	190	193
Eni SpA, Series GALP
0.25%, 11/30/15	200	282
Exide Technologies
8.63%, 2/1/18 (g)(h)	159	97
Experian Finance PLC
2.38%, 6/15/17 (b)	495	507
Fiserv, Inc.
3.13%, 6/15/16	230	239
Ford Motor Credit Co., LLC
5.00%, 5/15/18	400	445
	Face Amount (000)	Value (000)
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23 (e)	$150	$150
General Motors Co.
4.88%, 10/2/23 (b)	350	370
Gilead Sciences, Inc.
4.80%, 4/1/44	275	291
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	326	322
Glencore Funding LLC
4.13%, 5/30/23 (b)	370	372
Goldcorp, Inc.
3.70%, 3/15/23	595	588
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	290	343
HCA, Inc.
4.75%, 5/1/23	340	340
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	435	477
Hewlett-Packard Co.,
3.75%, 12/1/20	250	262
4.65%, 12/9/21 (e)	155	169
Home Depot, Inc.
5.88%, 12/16/36	350	434
Infor US, Inc.
9.38%, 4/1/19	150	168
Intel Corp.,
2.70%, 12/15/22	300	292
2.95%, 12/15/35 (e)	313	390
International Business Machines Corp.
1.88%, 5/15/19 (e)	450	450
JBS Investments GmbH
7.75%, 10/28/20 (b)	200	215
Johnson Controls, Inc.,
3.63%, 7/2/24	85	86
4.95%, 7/2/64	150	153
Juniper Networks, Inc.
4.50%, 3/15/24 (e)	175	183
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	30
Lam Research Corp.
1.25%, 5/15/18 (e)	343	470
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	75	76
Marathon Petroleum Corp.
5.13%, 3/1/21	30	34
McKesson Corp.
4.88%, 3/15/44	200	211
MDC Partners, Inc.
6.75%, 4/1/20 (b)	325	344
Medtronic, Inc.
3.63%, 3/15/24	340	349
Merck & Co., Inc.
2.80%, 5/18/23	300	294
NBC Universal Media LLC
5.95%, 4/1/41	375	462

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	$100	$99
NetApp, Inc.
2.00%, 12/15/17	150	152
Novartis Capital Corp.
3.40%, 5/6/24	520	528
Nuance Communications, Inc.
2.75%, 11/1/31 (e)	253	254
NVIDIA Corp.
1.00%, 12/1/18 (b)	350	388
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (b)	225	231
ON Semiconductor Corp., Series B
2.63%, 12/15/26 (e)	227	267
Orange SA
9.00%, 3/1/31	15	23
Packaging Corp. of America
4.50%, 11/1/23	260	279
PepsiCo, Inc.
3.60%, 3/1/24	425	439
PetroQuest Energy, Inc.
10.00%, 9/1/17	100	106
Philip Morris International, Inc.
2.50%, 8/22/22	365	354
Pioneer Natural Resources Co.
7.50%, 1/15/20	300	371
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)(e)	350	337
QVC, Inc.
4.38%, 3/15/23	325	331
Resort at Summerlin LP, Series B
13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	109	119
Rowan Cos., Inc.
5.85%, 1/15/44	150	163
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	300	346
RSI Home Products, Inc.
6.88%, 3/1/18 (b)	100	107
SanDisk Corp.
0.50%, 10/15/20 (b)	350	442
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	400	407
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Target Corp.
3.50%, 7/1/24	300	304
	Face Amount (000)	Value (000)
Telefonica Europe BV
8.25%, 9/15/30	$45	$62
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	420	432
Time Warner Cable, Inc.
4.50%, 9/15/42	175	171
Total Capital International SA
2.88%, 2/17/22	50	50
Transocean, Inc.
6.38%, 12/15/21	250	290
United Airlines Pass-Through Trust, Series A
4.00%, 4/11/26 (e)	600	608
United Technologies Corp.
4.50%, 6/1/42	100	105
Vale Overseas Ltd.,
5.63%, 9/15/19 (e)	50	56
6.88%, 11/10/39	5	6
Verizon Communications, Inc.
6.55%, 9/15/43	775	979
Viacom, Inc.
5.85%, 9/1/43	350	404
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	372
Wal-Mart Stores, Inc.
5.25%, 9/1/35	35	41
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	290	301
Wyndham Worldwide Corp.
4.25%, 3/1/22	515	530
Yahoo!, Inc.
Zero Coupon, 12/1/18 (b)(e)	425	425
Zimmer Holdings, Inc.
5.75%, 11/30/39	190	222
		32,221
Utilities (2.2%)
Boston Gas Co.
4.49%, 2/15/42 (b)(e)	275	283
CEZ AS
4.25%, 4/3/22 (b)	210	220
CMS Energy Corp.
5.05%, 3/15/22 (e)	50	57
DCP Midstream Operating LP
3.88%, 3/15/23	300	304
Enel Finance International N.V.
5.13%, 10/7/19 (b)	100	113
EnLink Midstream Partners LP
2.70%, 4/1/19	375	381
Exelon Generation Co., LLC
6.25%, 10/1/39	375	442
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	575	616

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Kinder Morgan Energy Partners LP
3.50%, 9/1/23	$550	$535
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	460	482
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	410	400
TransAlta Corp.
4.50%, 11/15/22	50	51
		3,884
		62,872
Mortgages — Other (10.1%)
Alternative Loan Trust,
5.50%, 2/25/36 - 5/25/36	111	102
6.00%, 4/25/36 - 7/25/37	877	742
PAC
5.50%, 2/25/36	10	9
6.00%, 4/25/36	34	30
Banc of America Alternative Loan Trust,
0.80%, 7/25/46 (c)	454	305
5.50%, 10/25/35	2,086	1,938
5.86%, 10/25/36	605	441
5.91%, 10/25/36 (c)	1,226	891
6.00%, 4/25/36	466	483
Banc of America Funding Trust,
0.52%, 8/25/36 (c)	53	45
6.00%, 7/25/37	44	35
Chase Mortgage Finance Trust
6.00%, 10/25/36	491	438
Chaseflex Trust
6.00%, 2/25/37	746	643
Commercial Mortgage Pass-Through Certificates
5.07%, 4/10/47 (b)(c)	797	775
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	27	23
6.25%, 8/25/36	402	337
Freddie Mac Structured Agency Credit Risk Debt Notes
3.75%, 4/25/24 (c)	250	269
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	520	436
GSR Mortgage Loan Trust
5.75%, 1/25/37	507	502
Harborview Mortgage Loan Trust
0.35%, 1/19/38 (c)	312	271
Impac CMB Trust Series 2005-2
0.89%, 4/25/35 (c)	331	255
IndyMac Index Mortgage Loan Trust
2.40%, 11/25/35 (c)	662	567
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 - 8/25/36	282	266
	Face Amount (000)		Value (000)
JP Morgan Mortgage Trust,
2.77%, 6/25/37 (c)		$157	$145
6.00%, 6/25/37		192	192
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36		910	907
6.50%, 9/25/37		1,601	1,413
Luminent Mortgage Trust
0.32%, 10/25/46 (c)		51	23
RALI Trust,
0.33%, 12/25/36 (c)		427	321
0.34%, 12/25/36 (c)		888	667
0.65%, 3/25/35 (c)		619	470
5.50%, 12/25/34		1,259	1,282
6.00%, 4/25/36 - 1/25/37		601	484
PAC
6.00%, 4/25/36		36	30
Residential Asset Securitization Trust
6.00%, 7/25/36		63	56
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		650	667
Structured Asset Mortgage Investments II Trust
0.38%, 8/25/36 (c)		581	141
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.89%, 4/25/47 (c)		555	456
1.10%, 7/25/46 (c)		735	632
WFRBS Commercial Mortgage Trust
4.28%, 5/15/45 (b)(c)		385	362
			18,051
Municipal Bonds (1.0%)
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		115	147
City of New York, NY, Series G-1
5.97%, 3/1/36		245	300
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34		705	881
Municipal Electric Authority of Georgia
6.66%, 4/1/57		435	525
			1,853
Sovereign (5.2%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (b)		400	435
6.37%, 6/16/18 (b)		200	226
Brazilian Government International Bond,
4.25%, 1/7/25 (e)		200	203
5.63%, 1/7/41 (e)		580	626
7.13%, 1/20/37		10	13
Hellenic Republic Government Bond,
2.00%, 2/24/25 (l)	EUR	845	914

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont'd)
Hungary Government International Bond
5.38%, 3/25/24	$182	$195
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)	600	671
9.13%, 7/2/18 (b)	100	121
Mexico Government International Bond
3.63%, 3/15/22	866	901
Peruvian Government International Bond,
7.13%, 3/30/19	40	49
7.35%, 7/21/25	10	13
8.75%, 11/21/33	16	24
Petroleos Mexicanos,
4.88%, 1/24/22	730	792
5.50%, 1/21/21	60	68
6.63%, 6/15/35 - 6/15/38	58	68
8.00%, 5/3/19	15	19
Poland Government International Bond
5.00%, 3/23/22	780	869
Portugal Obrigacoes do Tesouro OT
4.10%, 4/15/37 (b)	1,830	2,369
Spain Government International Bond
4.00%, 3/6/18 (b)	500	536
Turkey Government International Bond,
6.75%, 4/3/18	100	113
6.88%, 3/17/36	17	20
8.00%, 2/14/34	15	20
11.88%, 1/15/30	19	33
		9,298
U.S. Agency Security (1.7%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19	3,200	3,109
U.S. Treasury Securities (10.9%)
U.S. Treasury Bonds,
2.75%, 11/15/42	4,350	3,884
3.13%, 2/15/43	850	819
U.S. Treasury Notes,
0.63%, 5/31/17	10,500	10,431
0.75%, 6/30/17	4,500	4,482
		19,616
Total Fixed Income Securities (Cost $170,088)		176,958
	Shares
Short-Term Investments (23.9%)
Securities held as Collateral on Loaned Securities (6.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	9,321,565	9,322
	Face Amount (000)	Value (000)
Repurchase Agreement (1.0%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $1,732; fully collateralized by a U.S. Government Obligation; 3.63% due 8/15/43; valued at $1,767)	$1,732	$1,732
Total Securities held as Collateral on Loaned Securities (Cost $11,054)		11,054
	Shares
Investment Company (17.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $31,574)	31,573,950	31,574
	Face Amount (000)
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills,
0.02%, 8/21/14 (m)(n)	$36	36
0.06%, 8/21/14 (m)(n)	73	73
Total U.S. Treasury Securities (Cost $109)		109
Total Short-Term Investments (Cost $42,737)		42,737
Total Investments (122.5%) (Cost $212,825) Including $11,070 of Securities Loaned (o)		219,695
Liabilities in Excess of Other Assets (-22.5%)		(40,328)
Net Assets (100.0%)		$179,367

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2014.

(e)  All or a portion of this security was on loan at June 30, 2014.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2014.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Security has been deemed illiquid at June 30, 2014.

(j)  At June 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(k)  Acquired through exchange offer.

(l)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.

(m)  Rate shown is the yield to maturity at June 30, 2014.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(n)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(o)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Citibank NA	AUD	965	$909	7/17/14	USD	903	$903	$(6)
Citibank NA	CAD	2,780	2,604	7/17/14	USD	2,589	2,589	(15)
Deutsche Bank AG	NZD	2,110	1,845	7/17/14	USD	1,837	1,837	(8)
HSBC Bank PLC	MXN	92	7	7/17/14	USD	7	7	(— @)
UBS AG	CHF	2,390	2,696	7/17/14	USD	2,683	2,683	(13)
UBS AG	EUR	2,634	3,607	7/17/14	USD	3,593	3,593	(14)
			$11,668				$11,612	$(56)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	92	$20,203	Sep-14	$(20)
U.S. Treasury Long Bond	36	4,939	Sep-14	(26)
U.S. Treasury Ultra Long Bond	55	8,246	Sep-14	(55)

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 5 yr. Note	132	$(15,769)	Sep-14	$41
U.S. Treasury 10 yr. Note	104	(13,018)	Sep-14	29
				$(31)

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(15)	$(11)	$(26)	BBB
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(18)	(1)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.22	Buy	5,900	1.00	6/20/19	(121)	3	(118)	NR
		$7,695			$(119)	$(26)	$(145)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23		$2,640	$48
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43		2,325	215
Goldman Sachs International	3 Month CDOR	Pay	2.04	1/22/19	CAD	8,380	81
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$3,730	75
Goldman Sachs International	3 Month CDOR	Receive	2.95	1/22/24	CAD	4,560	(148)
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43		$2,320	171
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.09	2/15/23		480	10
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.06	2/6/23		530	12
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	1/24/19		8,970	(154)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.96	1/24/24		4,890	231
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		4,120	91
							$632

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

CDOR  Canadian Dealer Offered Rate.

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

AUD  — Australian Dollar

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

MXN  — Mexican Peso

NZD  — New Zealand Dollar

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	20.4%
Industrials	15.4
Short-Term Investments	15.2
Finance	12.8
Other**	12.6
U.S. Treasury Securities	9.4
Mortgages - Other	8.7
Commercial Mortgage-Backed Securities	5.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $62,175,000 with net unrealized depreciation of approximately $31,000. Does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $56,000 and does not include open swap agreements with net unrealized appreciation of approximately $606,000.

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $171,929)	$178,799
Investment in Security of Affiliated Issuer, at Value (Cost $40,896)	40,896
Total Investments in Securities, at Value (Cost $212,825)	219,695
Cash	225
Interest Receivable	1,098
Unrealized Appreciation on Swap Agreements	703
Receivable for Variation Margin on Futures Contracts	220
Receivable for Portfolio Shares Sold	115
Premium Paid on Open Swap Agreements	17
Receivable for Investments Sold	15
Receivable for Variation Margin on Swap Agreements	7
Tax Reclaim Receivable	5
Receivable from Affiliate	1
Other Assets	13
Total Assets	222,114
Liabilities:
Payable for Investments Purchased	29,905
Collateral on Securities Loaned, at Value	11,288
Due to Broker	800
Payable for Portfolio Shares Redeemed	229
Unrealized Depreciation on Swap Agreements	177
Payable for Advisory Fees	113
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	56
Payable for Reorganization Expense	46
Payable for Administration Fees	37
Payable for Professional Fees	29
Premium Received on Open Swap Agreements	15
Payable for Distribution Fees — Class II Shares	14
Payable for Custodian Fees	8
Payable for Directors' Fees and Expenses	3
Other Liabilities	27
Total Liabilities	42,747
NET ASSETS	$179,367
Net Assets Consist of:
Paid-in-Capital	$236,345
Accumulated Undistributed Net Investment Income	7,767
Accumulated Net Realized Loss	(72,134)
Unrealized Appreciation (Depreciation) on:
Investments	6,870
Futures Contracts	(31)
Swap Agreements	606
Foreign Currency Forward Exchange Contracts	(56)
Foreign Currency Translations	— @
Net Assets	$179,367
CLASS I:
Net Assets	$104,225
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,658,968 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.79
CLASS II:
Net Assets	$75,142
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,986,485 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.76
(1) Including:
Securities on Loan, at Value:	$11,070

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,117
Income from Securities Loaned — Net	18
Dividends from Security of Affiliated Issuer (Note H)	4
Total Investment Income	3,139
Expenses:
Advisory Fees (Note B)	326
Administration Fees (Note C)	217
Distribution Fees — Class II Shares (Note D)	121
Professional Fees	52
Custodian Fees (Note F)	35
Pricing Fees	27
Shareholder Reporting Fees	24
Transfer Agency Fees (Note E)	7
Directors' Fees and Expenses	3
Other Expenses	10
Total Expenses	822
Waiver of Advisory Fees (Note B)	(92)
Distribution Fees — Class II Shares Waived (Note D)	(35)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	687
Net Investment Income	2,452
Realized Gain (Loss):
Investments Sold	2,132
Foreign Currency Forward Exchange Contracts	(148)
Foreign Currency Transactions	(5)
Futures Contracts	875
Swap Agreements	(264)
Net Realized Gain	2,590
Change in Unrealized Appreciation (Depreciation):
Investments	5,466
Foreign Currency Forward Exchange Contracts	(16)
Foreign Currency Translations	(— @)
Futures Contracts	253
Swap Agreements	(1,176)
Net Change in Unrealized Appreciation (Depreciation)	4,527
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,117
Net Increase in Net Assets Resulting from Operations	$9,569

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,452	$4,477
Net Realized Gain	2,590	1,263
Net Change in Unrealized Appreciation (Depreciation)	4,527	(5,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,569	(234)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4,149)
Class II:
Net Investment Income	—	(1,714)
Total Distributions	—	(5,863)
Capital Share Transactions:(1)
Class I:
Subscribed	5,258	13,360
Issued due to a tax-free reorganization	—	8,957
Distributions Reinvested	—	4,149
Redeemed	(12,294)	(37,534)
Class II:
Subscribed	13,009	21,681
Issued due to a tax-free reorganization	—	9,982
Distributions Reinvested	—	1,714
Redeemed	(8,155)	(17,123)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,182)	5,186
Total Increase (Decrease) in Net Assets	7,387	(911)
Net Assets:
Beginning of Period	171,980	172,891
End of Period (Including Accumulated Undistributed Net Investment Income of $7,767 and $5,315)	$179,367	$171,980
(1) Capital Share Transactions:
Class I:
Shares Subscribed	500	1,268
Shares Issued due to a tax-free reorganization	—	901
Shares Issued on Distributions Reinvested	—	412
Shares Redeemed	(1,165)	(3,619)
Net Decrease in Class I Shares Outstanding	(665)	(1,038)
Class II:
Shares Subscribed	1,232	2,113
Shares Issued due to a tax-free reorganization	—	1,005
Shares Issued on Distributions Reinvested	—	170
Shares Redeemed	(777)	(1,652)
Net Increase in Class II Shares Outstanding	455	1,636

The accompanying notes are an integral part of the financial statements.
17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$10.21		$10.64		$10.19		$10.01		$9.92		$9.90
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.29		0.33		0.39		0.34		0.33
Net Realized and Unrealized Gain (Loss)	0.43		(0.33)		0.61		0.17		0.36		0.58
Total from Investment Operations	0.58		(0.04)		0.94		0.56		0.70		0.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.49)		(0.38)		(0.61)		(0.89)
Net Asset Value, End of Period	$10.79		$10.21		$10.64		$10.19		$10.01		$9.92
Total Return ++	5.68	%#	(0.32)%		9.44%		5.65%		7.14%		9.64%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,225		$105,420		$120,903		$131,361		$154,029		$171,120
Ratio of Expenses to Average Net Assets(1)	0.69	%+††*	0.69	%+††	0.69	%+††	0.67	%+††	0.69	%+††	0.69	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		0.69	%+††	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.92	%+††*	2.75	%+††	3.18	%+††	3.89	%+††	3.44	%+††	3.34	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01	%††	0.01%
Portfolio Turnover Rate	129	%#	249%		245%		240%		294%		433%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.81	%††*	0.78	%††	0.75	%††	N/A		0.76	%+††	0.72	%+
Net Investment Income to Average Net Assets	2.80	%††*	2.66	%††	3.12	%††	N/A		3.38	%+††	3.31	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$10.19		$10.62		$10.17		$9.99		$9.84		$9.81
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.26		0.31		0.37		0.32		0.28
Net Realized and Unrealized Gain (Loss)	0.43		(0.33)		0.61		0.16		0.35		0.59
Total from Investment Operations	0.57		(0.07)		0.92		0.53		0.67		0.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.47)		(0.35)		(0.52)		(0.84)
Net Asset Value, End of Period	$10.76		$10.19		$10.62		$10.17		$9.99		$9.84
Total Return ++	5.50	%#	(0.58)%		9.19%		5.40%		6.86%		9.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,142		$66,560		$51,988		$48,855		$48,234		$44,105
Ratio of Expenses to Average Net Assets(1)	0.94	%+††*	0.94	%+††	0.94	%+††	0.92	%+††	0.94	%+††	0.94	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		0.94	%+††	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.67	%+††*	2.50	%+††	2.93	%+††	3.64	%+††	3.19	%+††	2.87	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01	%††	0.01	%††	0.01%
Portfolio Turnover Rate	129	%#	249%		245%		240%		294%		433%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.16	%††*	1.13	%††	1.10	%††	1.03	%††	1.11	%+††	1.07	%+
Net Investment Income to Average Net Assets	2.45	%††*	2.31	%††	2.77	%††	3.53	%††	3.03	%+††	2.74	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, mortgage and asset-backed securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On September 9, 2013, the Portfolio acquired the net assets of Morgan Stanley Select Dimensions Flexible Income Portfolio ("Flexible Income Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on September 6, 2013, pursuant to a Plan of Reorganization approved by the shareholders of Flexible Income Portfolio on August 1, 2013 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 901,099 Class I shares of the Portfolio at a net asset value of $9.94 per share for 1,566,416 Class X shares of Flexible Income Portfolio; 1,005,279 Class II shares of the Portfolio at a net asset value of $9.93 for 1,751,609 Class Y shares of Flexible Income Portfolio. The net assets of Flexible Income Portfolio before the Reorganization were approximately $18,939,000, including unrealized appreciation of approximately $121,000 at September 6, 2013. The investment portfolio of Flexible Income Portfolio, with a fair value of approximately $18,853,000 and identified cost of approximately $18,732,000 on September 6, 2013, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Flexible Income Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unreal-

ized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $154,883,000. Immediately after the merger, the net assets of the Portfolio were approximately $173,822,000.

Upon closing of the Reorganization, shareholders of Flexible Income Portfolio received shares of the Portfolio as follows:

Flexible Income Portfolio	Core Plus Fixed Income Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income(1)	$5,564,000
Net loss realized and unrealized loss(2)	$(4,115,000)
Net increase in net assets resulting from operations	$1,449,000

(1)Approximately $4,477,000 as reported, plus approximately $770,000 Flexible Income Portfolio premerger, plus approximately $317,000 of estimated pro-forma eliminated expenses.

(2)Approximately $(4,711,000) as reported, plus approximately $596,000 Flexible Income Portfolio premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Flexible Income Portfolio that have been included in the Portfolio's Statement of Operations since September 9, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$522	$—		$522
Agency Fixed Rate Mortgages	—	42,549	—		42,549
Asset-Backed Securities	—	1,992	—		1,992
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,673	—		5,673
Commercial Mortgage- Backed Securities	—	11,423	—		11,423
Corporate Bonds	—	62,872	—	†	62,872	†
Mortgages - Other	—	18,051	—		18,051
Municipal Bonds	—	1,853	—		1,853
Sovereign	—	9,298	—		9,298
U.S. Agency Security	—	3,109	—		3,109
U.S. Treasury Securities	—	19,616	—		19,616
Total Fixed Income Securities	—	176,958	—	†	176,958	†
Short-Term Investments
Investment Company	40,896	—	—		40,896
Repurchase Agreement	—	1,732	—		1,732
U.S. Treasury Securities	—	109	—		109
Total Short-Term Investments	40,896	1,841	—		42,737
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont'd)
Futures Contracts	$70	$—	$—		$70
Credit Default Swap Agreements	—	3	—		3
Interest Rate Swap Agreements	—	934	—		934
Total Assets	40,966	179,736	—	†	220,702 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(56)	—		(56)
Futures Contracts	(101)	—	—		(101)
Credit Default Swap Agreements	—	(29)	—		(29)
Interest Rate Swap Agreements	—	(302)	—		(302)
Total Liabilities	(101)	(387)	—		(488)
Total	$40,865	$179,349	$—	†	$220,214 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Merger	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2014	$—

†  Includes one security which is valued at zero.
22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps". The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$70	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	703
Swap Agreements	Variation Margin	Credit Risk	3	(a)
Swap Agreements	Variation Margin	Interest Rate Risk	231	(a)
Total			$1,007
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(56)
Futures Contracts	Variation Margin	Interest Rate Risk	(101	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(29)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(148)
Swap Agreements	Variation Margin	Interest Rate Risk	(154	)(a)
Total			$(488)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

25

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(148)
Interest Rate Risk	Futures Contracts	875
Credit Risk	Swap Agreements	(57)
Interest Rate Risk	Swap Agreements	(207)
Total		$463
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(16)
Interest Rate Risk	Futures Contracts	253
Credit Risk	Swap Agreements	30
Interest Rate Risk	Swap Agreements	(1,206)
Total		$(939)

At June 30, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward
Exchange Contracts	$—	$(56)
Swap Agreements	703	(177)
Total	$703	$(233)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$48	$—	$—	$48
Deutsche Bank AG	215	—	(215)	0
Goldman Sachs International	327	(148)	(179)	0
JPMorgan Chase Bank NA	22	—	—	22
Royal Bank of Canada	91	—	(91)	0
Total	$703	$(148)	$(485)	$70

(d)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

26

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$29		$—	$—	$29
Citibank NA	21		—	—	21
Deutsche Bank AG	8		—	—	8
Goldman Sachs International	148		(148)	—	0
HSBC Bank PLC	(—	@)	—	—	(—	@)
UBS AG	27		—	—	27
Total	$233		$(148)	$—	$85

@  Amount is less than $500.

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$25,847,000
Futures Contracts:
Average monthly original value	$51,650,000
Swap Agreements:
Average monthly notional amount	$44,596,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$11,070	(e)	$—	$(11,070	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $11,288,000, of which approximately $11,054,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $234,000, which is not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

27

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.26% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $92,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $35,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

28

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,863	$—	$8,080	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$817	$(3,279)	$2,462

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,248	$—

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,144,000 and the aggregate gross unrealized depreciation is approximately $1,274,000 resulting in net unrealized appreciation of approximately $6,870,000.

At December 31, 2013, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $593,000 that do not have an expiration date.

In addition, at December 31, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration*
$1,242	December 31, 2015
41,603	December 31, 2016
31,734	December 31, 2017

*  Includes capital losses acquired from Flexible Income Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available. During the year ended December 31, 2013, capital loss carryforwards of approximately $12,027,000 were written off due to 382 limitations.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio,

29

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

other than long-term U.S. Government securities and short-term investments, were approximately $31,532,000 and $31,545,000, respectively. For the six months ended June 30, 2014, purchases and sales of long-term U.S. Government securities were approximately $193,183,000 and $188,525,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$19,513	$56,233	$34,850	$4	$40,896

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 50% and 86%, for Class I and Class II, respectively.

30

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
975788 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,082.70	$1,019.44	$5.58	$5.41	1.08%
Emerging Markets Debt Portfolio Class II	1,000.00	1,083.20	1,019.19	5.84	5.66	1.13

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.0%)
Brazil (7.9%)
Corporate Bonds (4.6%)
Banco do Brasil SA, 9.00%, 6/18/24 (a)(b)(c)(d)	$2,870	$2,845
Banco Safra SA, 6.75%, 1/27/21	870	971
6.75%, 1/27/21 (b)	1,280	1,429
BRF SA, 4.75%, 5/22/24 (b)	2,030	2,005
ESAL GmbH, 6.25%, 2/5/23	2,000	1,970
Minerva Luxembourg SA, 8.75%, 4/3/19 (a)(b)(c)(d)	1,400	1,477
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/1/23 (b)(d)	712	762
6.75%, 10/1/22 (b)	2,015	2,162
		13,621
Sovereign (3.3%)
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	2,430	2,645
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28 (b)	4,150	4,208
Brazilian Government International Bond, 7.13%, 1/20/37	2,334	2,964
		9,817
		23,438
Chile (2.4%)
Sovereign (2.4%)
Empresa Nacional del Petroleo, 4.75%, 12/6/21	3,600	3,838
5.25%, 8/10/20	3,000	3,295
		7,133
China (3.4%)
Corporate Bond (0.3%)
Baidu, Inc., 2.75%, 6/9/19	850	854
Sovereign (3.1%)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	8,770	9,201
		10,055
Colombia (2.9%)
Corporate Bonds (1.2%)
Ecopetrol SA, 5.88%, 5/28/45	628	653
Pacific Rubiales Energy Corp., 5.13%, 3/28/23	690	688
5.38%, 1/26/19 (b)	2,150	2,247
		3,588
	Face Amount (000)	Value (000)
Sovereign (1.7%)
Colombia Government International Bond, 4.38%, 7/12/21	$1,500	$1,613
7.38%, 3/18/19	1,040	1,272
11.75%, 2/25/20	1,550	2,251
		5,136
		8,724
Croatia (2.1%)
Sovereign (2.1%)
Croatia Government International Bond, 5.50%, 4/4/23	1,620	1,691
6.00%, 1/26/24 (b)	4,090	4,407
		6,098
Honduras (0.4%)
Sovereign (0.4%)
Republic of Honduras, 8.75%, 12/16/20	1,160	1,293
Hungary (3.6%)
Sovereign (3.6%)
Hungary Government International Bond, 5.38%, 3/25/24	2,502	2,683
5.75%, 11/22/23	6,140	6,800
6.38%, 3/29/21	1,110	1,271
		10,754
India (0.3%)
Corporate Bond (0.3%)
Vedanta Resources PLC, 7.13%, 5/31/23 (b)(d)	780	825
Indonesia (9.3%)
Corporate Bond (0.6%)
Pertamina Persero PT, 6.45%, 5/30/44 (b)(d)	1,870	1,861
Sovereign (8.7%)
Indonesia Government International Bond, 5.88%, 1/15/24 (b)	2,530	2,799
7.75%, 1/17/38	2,925	3,657
Majapahit Holding BV, 7.75%, 1/20/20	6,700	7,872
Pertamina Persero PT, 4.30%, 5/20/23	2,000	1,897
4.88%, 5/3/22	3,530	3,512
5.25%, 5/23/21	200	207
Perusahaan Listrik Negara PT, 5.50%, 11/22/21 (d)	5,320	5,613
		25,557
		27,418
Ivory Coast (0.6%)
Sovereign (0.6%)
Ivory Coast Government International Bond, 5.75%, 12/31/32	1,830	1,787

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Kazakhstan (4.2%)
Sovereign (4.2%)
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (b)	$2,450	$2,331
5.50%, 12/20/15	210	219
Intergas Finance BV, 6.38%, 5/14/17	200	216
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (b)	4,120	4,007
KazMunayGas National Co., JSC, 6.38%, 4/9/21 (b)	1,390	1,555
9.13%, 7/2/18 (b)	360	435
9.13%, 7/2/18	3,030	3,662
		12,425
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond, 6.88%, 6/24/24 (b)	1,830	1,907
Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond, 6.63%, 2/1/22	2,310	2,801
7.38%, 2/11/20	925	1,138
		3,939
Mexico (12.9%)
Corporate Bonds (2.9%)
Alfa SAB de CV, 5.25%, 3/25/24 (b)(d)	2,162	2,262
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38 (b)	2,634	2,759
Tenedora Nemak SA de CV, 5.50%, 2/28/23 (b)	1,560	1,591
5.50%, 2/28/23	2,000	2,040
		8,652
Sovereign (10.0%)
Mexico Government International Bond, 3.63%, 3/15/22	1,730	1,799
4.00%, 10/2/23	2,500	2,631
6.05%, 1/11/40	2,312	2,814
6.75%, 9/27/34	1,109	1,442
Petroleos Mexicanos, 4.88%, 1/24/22	3,560	3,860
5.50%, 1/21/21	5,520	6,224
6.38%, 1/23/45 (b)	2,860	3,328
6.50%, 6/2/41	2,330	2,720
6.63%, 6/15/38 (d)	1,176	1,382
8.00%, 5/3/19	1,176	1,463
8.63%, 12/1/23	1,350	1,733
		29,396
		38,048
	Face Amount (000)	Value (000)
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV, 6.31%, 9/11/20	$1,100	$1,117
Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government International Bond, 6.38%, 7/12/23 (d)	1,280	1,387
Pakistan (0.5%)
Sovereign (0.5%)
Pakistan Government International Bond, 7.25%, 4/15/19 (b)(d)	1,480	1,521
Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond, 5.20%, 1/30/20	2,680	3,004
8.88%, 9/30/27	1,183	1,701
		4,705
Peru (1.9%)
Corporate Bond (0.8%)
Banco de Credito del Peru, 6.13%, 4/24/27 (b)(c)(d)	2,280	2,440
Sovereign (1.1%)
Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (b)(d)	707	677
Peruvian Government International Bond, 6.55%, 3/14/37 (d)	2,100	2,649
		3,326
		5,766
Philippines (4.2%)
Sovereign (4.2%)
Philippine Government International Bond, 4.00%, 1/15/21 (d)	4,632	4,927
8.38%, 6/17/19	546	699
9.50%, 2/2/30	4,391	6,883
		12,509
Poland (2.6%)
Sovereign (2.6%)
Poland Government International Bond, 3.00%, 3/17/23 (d)	6,950	6,769
4.00%, 1/22/24	650	678
5.00%, 3/23/22	250	278
		7,725
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond, 4.38%, 8/22/23 (b)	1,465	1,508
6.75%, 2/7/22	530	635
		2,143

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Russia (9.0%)
Sovereign (9.0%)
Russian Foreign Bond — Eurobond, 5.63%, 4/4/42	$4,600	$4,830
7.50%, 3/31/30 (b)	88	102
7.50%, 3/31/30	18,770	21,776
		26,708
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia, 4.88%, 2/25/20	850	863
7.25%, 9/28/21	1,500	1,715
		2,578
South Africa (2.3%)
Sovereign (2.3%)
Eskom Holdings SOC Ltd., 5.75%, 1/26/21 (b)	3,278	3,380
South Africa Government International Bond, 5.88%, 9/16/25 (d)	2,360	2,630
Transnet SOC Ltd., 4.00%, 7/26/22 (b)(d)	950	897
		6,907
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond, 5.88%, 7/25/22 (b)(d)	580	603
6.25%, 10/4/20	139	148
6.25%, 10/4/20 (b)	510	544
		1,295
Turkey (5.6%)
Corporate Bond (0.8%)
Turk Telekomunikasyon AS, 4.88%, 6/19/24 (b)(d)	2,400	2,334
Sovereign (4.8%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (b)	3,210	3,412
Turkey Government International Bond, 3.25%, 3/23/23	740	685
5.63%, 3/30/21	8,000	8,760
6.88%, 3/17/36	1,200	1,418
		14,275
		16,609
Ukraine (1.1%)
Sovereign (1.1%)
Ukraine Government International Bond, 7.50%, 4/17/23	950	899
7.75%, 9/23/20 (d)	1,900	1,824
7.80%, 11/28/22	470	447
		3,170
	Face Amount (000)	Value (000)
Venezuela (9.5%)
Sovereign (9.5%)
Bolivarian Republic of Venezuela, 9.25%, 5/7/28	$560	$473
Petroleos de Venezuela SA, 6.00%, 11/15/26	19,540	12,701
8.50%, 11/2/17	5,775	5,416
9.00%, 11/17/21	3,400	2,906
Venezuela Government International Bond, 6.00%, 12/9/20	880	680
9.00%, 5/7/23	2,030	1,746
11.75%, 10/21/26	4,250	4,182
		28,104
Zambia (0.7%)
Sovereign (0.7%)
Zambia Government International Bond, 8.50%, 4/14/24 (b)	1,900	2,108
Total Fixed Income Securities (Cost $264,538)		278,196
	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (c)(e)	750	123
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(e)	3,750	84
Total Warrants (Cost $—)		207
	Shares
Short-Term Investments (13.2%)
Securities held as Collateral on Loaned Securities (9.7%)
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	24,092,086	24,092
	Face Amount (000)
Repurchase Agreement (1.5%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $4,477; fully collateralized by a U.S. Government Obligation; 3.63% due 8/15/43; valued at $4,566)	$4,477	4,477
Total Securities held as Collateral on Loaned Securities (Cost $28,569)		28,569

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Shares	Value (000)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $10,271)	10,270,997	$10,271
Total Short-Term Investments (Cost $38,840)		38,840
Total Investments (107.3%) (Cost $303,378) Including $28,609 of Securities Loaned (f)		317,243
Liabilities in Excess of Other Assets (-7.3%)		(21,562)
Net Assets		$295,681

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2014.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.

(d)  All or a portion of this security was on loan at June 30, 2014.

(e)  Security has been deemed illiquid at June 30, 2014.

(f)  Securities are available for collateral in connection with an open futures contract.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	141	$(16,844)	Sep-14	$62

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	84.5%
Corporate Bonds	11.9
Other**	3.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with an underlying face amount of approximately $16,844,000 with unrealized appreciation of approximately $62,000.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $269,015)	$282,880
Investment in Security of Affiliated Issuer, at Value (Cost $34,363)	34,363
Total Investments in Securities, at Value (Cost $303,378)	317,243
Foreign Currency, at Value (Cost $3)	3
Cash	1,807
Interest Receivable	4,323
Receivable for Investments Sold	2,200
Receivable for Variation Margin on Futures Contracts	124
Receivable for Portfolio Shares Sold	22
Receivable from Affiliate	—	@
Other Assets	11
Total Assets	325,733
Liabilities:
Collateral on Securities Loaned, at Value	29,175
Payable for Advisory Fees	538
Payable for Portfolio Shares Redeemed	230
Payable for Administration Fees	61
Payable for Professional Fees	19
Payable for Transfer Agent Fees	3
Payable for Directors' Fees and Expenses	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	24
Total Liabilities	30,052
NET ASSETS	$295,681
Net Assets Consist of:
Paid-in-Capital	$266,458
Accumulated Undistributed Net Investment Income	22,249
Accumulated Net Realized Loss	(6,953)
Unrealized Appreciation (Depreciation) on:
Investments	13,865
Futures Contracts	62
Foreign Currency Translations	(—	@)
Net Assets	$295,681
CLASS I:
Net Assets	$273,124
Net Asset Value, Offering and Redemption Price Per Share Applicable to 30,672,107 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.90
CLASS II:
Net Assets	$22,557
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,548,971 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.85
(1) Including:
Securities on Loan, at Value:	$28,609

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$8,104
Income from Securities Loaned — Net	31
Dividends from Securities of Unaffiliated Issuers	23
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	8,160
Expenses:
Advisory Fees (Note B)	1,060
Administration Fees (Note C)	353
Professional Fees	49
Distribution Fees — Class II Shares (Note D)	36
Shareholder Reporting Fees	28
Transfer Agency Fees (Note E)	10
Custodian Fees (Note F)	8
Pricing Fees	8
Directors' Fees and Expenses	4
Other Expenses	11
Total Expenses	1,567
Distribution Fees — Class II Shares Waived (Note D)	(31)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,531
Net Investment Income	6,629
Realized Loss:
Investments Sold	(5,328)
Foreign Currency Forward Exchange Contracts	(51)
Foreign Currency Transactions	(10)
Futures Contracts	(219)
Net Realized Loss	(5,608)
Change in Unrealized Appreciation (Depreciation):
Investments	21,611
Foreign Currency Translations	— @
Futures Contracts	(44)
Net Change in Unrealized Appreciation (Depreciation)	21,567
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	15,959
Net Increase in Net Assets Resulting from Operations	$22,588

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,629	$16,644
Net Realized Loss	(5,608)	(1,207)
Net Change in Unrealized Appreciation (Depreciation)	21,567	(52,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,588	(37,270)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,835)
Net Realized Gain	—	(4,240)
Class II:
Net Investment Income	—	(916)
Net Realized Gain	—	(285)
Total Distributions	—	(19,276)
Capital Share Transactions:(1)
Class I:
Subscribed	9,321	38,752
Distributions Reinvested	—	18,075
Redeemed	(29,364)	(135,157)
Class II:
Subscribed	3,529	4,098
Distributions Reinvested	—	1,201
Redeemed	(3,133)	(9,195)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,647)	(82,226)
Total Increase (Decrease) in Net Assets	2,941	(138,772)
Net Assets:
Beginning of Period	292,740	431,512
End of Period (Including Accumulated Undistributed Net Investment Income of $22,249 and $15,620)	$295,681	$292,740
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,084	4,170
Shares Issued on Distributions Reinvested	—	2,188
Shares Redeemed	(3,516)	(15,671)
Net Decrease in Class I Shares Outstanding	(2,432)	(9,313)
Class II:
Shares Subscribed	407	469
Shares Issued on Distributions Reinvested	—	146
Shares Redeemed	(371)	(1,041)
Net Increase (Decrease) in Class II Shares Outstanding	36	(426)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$8.22		$9.52		$8.31		$8.14		$7.75		$6.47
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.40		0.37		0.41		0.40		0.47
Net Realized and Unrealized Gain (Loss)	0.48		(1.23)		1.10		0.15		0.33		1.41
Total from Investment Operations	0.68		(0.83)		1.47		0.56		0.73		1.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.26)		(0.30)		(0.34)		(0.60)
Net Realized Gain	—		(0.11)		—		(0.09)		—		—
Total Distributions	—		(0.47)		(0.26)		(0.39)		(0.34)		(0.60)
Net Asset Value, End of Period	$8.90		$8.22		$9.52		$8.31		$8.14		$7.75
Total Return ++	8.27	%#	(8.75)%		17.96%		7.03%		9.74%		30.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$273,124		$272,200		$403,697		$255,316		$227,693		$138,080
Ratio of Expenses to Average Net Assets	1.08	%+††*	1.06	%+††	1.04	%+††	1.04	%+††	1.07	%+††	1.08%+
Ratio of Net Investment Income to Average Net Assets	4.69	%+††*	4.48	%+††	4.18	%+††	4.95	%+††	4.96	%+††	6.50%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%††	0.01	%††	0.01	%††	0.00%§
Portfolio Turnover Rate	60	%#	88%		39%		52%		89%		97%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$8.17		$9.46		$8.26		$8.10		$7.71		$6.43
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.39		0.37		0.40		0.39		0.46
Net Realized and Unrealized Gain (Loss)	0.49		(1.22)		1.08		0.15		0.33		1.41
Total from Investment Operations	0.68		(0.83)		1.45		0.55		0.72		1.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.25)		(0.30)		(0.33)		(0.59)
Net Realized Gain	—		(0.11)		—		(0.09)		—		—
Total Distributions	—		(0.46)		(0.25)		(0.39)		(0.33)		(0.59)
Net Asset Value, End of Period	$8.85		$8.17		$9.46		$8.26		$8.10		$7.71
Total Return ++	8.32	%#	(8.76)%		17.88%		6.88%		9.74%		30.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,557		$20,540		$27,815		$30,852		$31,360		$36,299
Ratio of Expenses to Average Net Assets(1)	1.13	%+††*	1.11	%+††	1.09	%+††	1.09	%+††	1.12	%+††	1.13	%+
Ratio of Net Investment Income to Average Net Assets(1)	4.64	%+††*	4.43	%+††	4.13	%+††	4.90	%+††	4.91	%+††	6.48	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.01	%††	0.01	%††	0.01	%††	0.00	%§
Portfolio Turnover Rate	60	%#	88%		39%		52%		89%		97%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.43	%††*	1.41	%††	1.40	%††	1.40	%††	1.43	%+††	1.43	%+
Net Investment Income to Average Net Assets	4.34	%††*	4.13	%††	3.82	%††	4.59	%††	4.60	%+††	6.18	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$34,175	$—	$34,175
Sovereign	—	244,021	—	244,021
Total Fixed Income Securities	—	278,196	—	278,196
Warrants	—	207	—	207
Short-Term Investments
Investment Company	34,363	—	—	34,363
Repurchase Agreement	—	4,477	—	4,477
Total Short-Term Investments	34,363	4,477	—	38,840
Futures Contracts	62	—	—	62
Total Assets	$34,425	$282,880	$—	$317,305

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2014, the Portfolio did not have any open currency contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$62	(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(51)
Interest Rate Risk	Futures Contracts	(219)
Total		$(270)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(44)

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,188,000
Futures Contracts:
Average monthly original value	$16,892,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than 0) (000)
$28,609	(b)	$—	$(28,609	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Portfolio received cash collateral of approximately $29,175,000, of which approximately $28,569,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $606,000, which is not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund.

For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $31,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended At December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$15,086	$4,190	$9,727	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(956)	$956	$—

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,626	$2,151

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,667,000 and the aggregate gross unrealized depreciation is approximately $1,802,000 resulting in net unrealized appreciation of approximately $13,865,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $165,277,000 and $172,285,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$45,666	$109,909	$121,212	$2	$34,363

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79% and 73%, for Class I and Class II, respectively.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
975304 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,055.80	$1,017.75	$7.24	$7.10	1.42%
Emerging Markets Equity Portfolio Class II	1,000.00	1,055.30	1,017.50	7.49	7.35	1.47

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the management fee was higher but close to its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Argentina (0.6%)
YPF SA ADR	76,831	$2,511
Austria (2.6%)
Erste Group Bank AG	133,906	4,331
Raiffeisen Bank International AG	70,713	2,257
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,610	3,940
		10,528
Brazil (7.5%)
Banco Bradesco SA (Preference)	335,698	4,870
BRF SA	309,301	7,475
CCR SA	309,000	2,517
Itau Unibanco Holding SA (Preference)	271,520	3,929
Petroleo Brasileiro SA	304,054	2,235
Petroleo Brasileiro SA (Preference)	406,898	3,184
Petroleo Brasileiro SA ADR	48,037	703
Petroleo Brasileiro SA Sponsored ADR	80,769	1,263
Raia Drogasil SA	181,252	1,496
Ultrapar Participacoes SA	97,771	2,328
		30,000
Chile (0.6%)
SACI Falabella	272,515	2,469
China (12.3%)
Bank of China Ltd. H Shares (a)	17,720,000	7,934
Beijing Enterprises Holdings Ltd. (a)	156,500	1,481
China Construction Bank Corp. H Shares (a)(b)	6,524,230	4,933
China Life Insurance Co., Ltd. H Shares (a)	599,000	1,569
China Mengniu Dairy Co., Ltd. (a)	572,000	2,646
China Mobile Ltd. (a)	440,000	4,269
China Oilfield Services Ltd. H Shares (a)	1,492,000	3,588
China Overseas Land & Investment Ltd. (a)	580,000	1,407
China Pacific Insurance Group Co., Ltd. H Shares (a)	54,000	191
Chongqing Changan Automobile Co., Ltd. B Shares	272,300	538
Huadian Power International Corp. Ltd. (a)	566,000	343
iKang Healthcare Group, Inc. ADR (b)	2,409	42
JD.com, Inc. ADR (b)	17,694	504
Ping An Insurance Group Co. H Shares (a)	275,500	2,133
Qihoo 360 Technology Co., Ltd. ADR (b)	16,668	1,534
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,392,000	1,463
Sino Biopharmaceutical Ltd. (a)	1,224,000	992
TAL Education Group ADR (b)	20,559	565
Tencent Holdings Ltd. (a)	673,500	10,271
Tsingtao Brewery Co., Ltd. H Shares (a)	214,000	1,673
Uni-President China Holdings Ltd. (a)(c)	1,460,399	1,119
		49,195
Colombia (2.4%)
Banco Davivienda SA (Preference)	58,623	947
Bancolombia SA (Preference)	119,090	1,744
Bancolombia SA ADR	6,019	348
	Shares	Value (000)
Cementos Argos SA	211,040	$1,329
Cemex Latam Holdings SA (b)	228,950	2,244
Grupo de Inversiones Suramericana SA	69,290	1,472
Grupo de Inversiones Suramericana SA (Preference)	68,500	1,452
		9,536
Czech Republic (0.8%)
Komercni Banka AS	14,098	3,243
Hong Kong (1.2%)
Samsonite International SA	1,455,600	4,799
Hungary (0.7%)
Richter Gedeon Nyrt	138,103	2,650
India (8.5%)
Ashok Leyland Ltd.	1,834,488	1,113
Bharat Petroleum Corp. Ltd.	202,844	2,025
Glenmark Pharmaceuticals Ltd.	244,050	2,313
HDFC Bank Ltd.	232,196	3,247
Hero MotoCorp Ltd.	57,757	2,530
ICICI Bank Ltd.	148,854	3,510
Idea Cellular Ltd.	600,415	1,322
IndusInd Bank Ltd.	299,221	2,875
Infosys Ltd.	36,812	1,993
ITC Ltd.	546,298	2,953
Oil & Natural Gas Corp. Ltd.	473,151	3,342
Shree Cement Ltd.	12,303	1,474
Sun Pharmaceutical Industries Ltd.	51,389	588
Tata Consultancy Services Ltd.	75,735	3,054
Zee Entertainment Enterprises Ltd.	356,495	1,739
		34,078
Indonesia (1.1%)
Indosat Tbk PT	265,100	83
Kalbe Farma Tbk PT	15,090,200	2,113
Matahari Department Store Tbk PT	1,696,000	1,974
XL Axiata Tbk PT	830,200	357
		4,527
Korea, Republic of (15.5%)
BGF retail Co., Ltd. (b)	12,303	762
Cheil Worldwide, Inc. (b)	26,755	603
Cosmax, Inc. (b)	16,745	1,576
Coway Co., Ltd.	40,536	3,393
GS Retail Co., Ltd.	3,097	76
Hana Financial Group, Inc.	75,232	2,788
Hotel Shilla Co., Ltd.	22,565	2,038
Hyundai Department Store Co., Ltd.	4,973	683
Hyundai Engineering & Construction Co., Ltd.	44,592	2,539
Hyundai Glovis Co., Ltd.	8,660	2,307
Hyundai Heavy Industries Co., Ltd.	6,280	1,099
Hyundai Mipo Dockyard	5,363	776
Hyundai Motor Co.	18,582	4,215
Korean Air Lines Co., Ltd. (b)	18,230	602
NAVER Corp.	5,038	4,158
NCSoft Corp.	11,348	2,047

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Nexon Co., Ltd.	182,800	$1,745
Orion Corp.	1,677	1,536
Paradise Co., Ltd.	19,325	714
Samsung Electronics Co., Ltd.	8,527	11,141
Samsung Electronics Co., Ltd. (Preference)	1,938	2,030
Samsung Life Insurance Co., Ltd.	17,466	1,761
Seoul Semiconductor Co., Ltd. (c)	61,726	2,324
Shinhan Financial Group Co., Ltd.	78,411	3,631
SK Hynix, Inc. (b)	105,313	5,053
SK Telecom Co., Ltd.	9,052	2,116
		61,713
Laos (0.3%)
Kolao Holdings (c)	48,214	1,094
Malaysia (2.3%)
Astro Malaysia Holdings Bhd	2,087,500	2,282
CIMB Group Holdings Bhd	1,360,648	3,102
IHH Healthcare Bhd	1,076,400	1,468
IJM Corp., Bhd	877,100	1,830
SapuraKencana Petroleum Bhd (b)	323,100	441
		9,123
Mexico (6.8%)
Alfa SAB de CV	1,648,356	4,561
America Movil SAB de CV, Class L ADR	234,591	4,868
Cemex SAB de CV ADR (b)	420,301	5,560
First Cash Financial Services, Inc. (b)	12,981	747
Fomento Economico Mexicano SAB de CV ADR	40,648	3,807
Grupo Financiero Banorte SAB de CV Series O	568,796	4,068
Grupo Financiero Inbursa SAB de CV	506,213	1,509
Grupo Financiero Santander Mexico SAB de CV ADR (c)	143,963	1,912
		27,032
Pakistan (0.6%)
United Bank Ltd.	1,471,300	2,520
Panama (0.5%)
Copa Holdings SA, Class A	13,930	1,986
Peru (1.1%)
Credicorp Ltd.	28,340	4,406
Philippines (3.6%)
BDO Unibank, Inc.	1,353,660	2,900
DMCI Holdings, Inc.	906,800	1,537
International Container Terminal Services, Inc.	620,150	1,577
LT Group, Inc.	3,396,100	1,148
Metro Pacific Investments Corp.	22,346,700	2,565
Metropolitan Bank & Trust	840,560	1,683
SM Investments Corp.	154,588	2,890
		14,300
Poland (4.1%)
Bank Pekao SA	70,423	4,031
	Shares	Value (000)
Bank Zachodni WBK SA	30,095	$3,657
Jeronimo Martins SGPS SA (c)	234,169	3,853
Orange Polska SA	922,510	2,946
PKP Cargo SA	72,550	1,875
		16,362
Qatar (0.4%)
Ooredoo QSC	47,740	1,559
Russia (2.7%)
Mail.ru Group Ltd. GDR (b)	45,103	1,590
NovaTek OAO (Registered GDR)	27,945	3,476
Sistema JSFC GDR (b)	108,547	3,343
Yandex N.V., Class A (b)(c)	60,397	2,153
		10,562
South Africa (5.2%)
Life Healthcare Group Holdings Ltd.	348,880	1,361
Mondi PLC (c)	191,279	3,483
MTN Group Ltd.	222,865	4,694
Naspers Ltd., Class N	50,243	5,915
Pick n Pay Stores Ltd. (c)	335,846	1,839
Vodacom Group Ltd. (c)	265,602	3,283
		20,575
Spain (1.0%)
Telefonica SA	226,172	3,877
Switzerland (1.5%)
Coca-Cola HBC AG (b)	145,052	3,331
Swatch Group AG (The)	4,660	2,814
		6,145
Taiwan (7.9%)
Advanced Semiconductor Engineering, Inc.	916,000	1,192
Chailease Holding Co., Ltd.	948,550	2,386
China Life Insurance Co., Ltd.	529,630	489
Cleanaway Co., Ltd.	107,000	647
Delta Electronics, Inc.	270,000	1,967
Eclat Textile Co., Ltd.	142,620	1,729
Fubon Financial Holding Co., Ltd.	1,367,830	1,977
Ginko International Co., Ltd.	53,000	918
Hermes Microvision, Inc.	31,729	1,259
Largan Precision Co., Ltd.	26,000	2,072
MediaTek, Inc.	267,000	4,516
St. Shine Optical Co., Ltd.	37,000	914
Taiwan Semiconductor Manufacturing Co., Ltd.	2,290,000	9,702
Uni-President Enterprises Corp.	908,338	1,630
		31,398
Thailand (3.9%)
Advanced Info Service PCL (Foreign)	298,900	2,026
Bangkok Bank PCL NVDR	485,000	2,884
DKSH Holding AG	20,137	1,532
Indorama Ventures PCL (Foreign)	1,716,300	1,467
Kasikornbank PCL NVDR	274,400	1,725
Land and Houses PCL (Foreign)	6,122,760	1,858
The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Thailand (cont'd)
Land and Houses PCL NVDR	1,155,760	$351
Minor International PCL (Foreign)	1,280,700	1,154
Robinson Department Store PCL (Foreign)	818,500	1,438
Total Access Communication PCL (Foreign)	344,200	1,193
		15,628
United States (0.9%)
Yum! Brands, Inc. (c)	42,274	3,433
Total Common Stocks (Cost $314,653)		385,249
Investment Company (0.4%)
Thailand (0.4%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $2,117)	5,714,725	1,761
Preferred Stock (0.0%)
India (0.0%)
Zee Entertainment Enterprises Ltd. (Cost $2)	128,447	1
Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	11,764,628	11,765
	Face Amount (000)
Repurchase Agreement (0.5%)
Barclays Capital, Inc., (0.07%, dated 6/30/14, due 7/1/14; proceeds $2,186; fully collateralized by a U.S. Government Obligation; 3.63% due 8/15/43; valued at $2,230)	$2,186	2,186
Total Securities held as Collateral on Loaned Securities (Cost $13,951)		13,951
	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $10,550)	10,549,875	10,550
Total Short-Term Investments (Cost $24,501)		24,501
Total Investments (103.1%) (Cost $341,273) Including $13,736 of Securities Loaned (e)		411,512
Liabilities in Excess of Other Assets (-3.1%)		(12,511)
Net Assets (100.0%)		$399,001

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2014.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
State Street Bank and Trust Co.	JPY	171,921	$1,698	7/24/14	USD	1,688	$1,688	(10)

JPY  — Japanese Yen

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.2%
Banks	21.4
Semiconductors & Semiconductor Equipment	9.4
Wireless Telecommunication Services	6.8
Oil, Gas & Consumable Fuels	5.3
Internet Software & Services	4.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with unrealized depreciation of approximately $10,000.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $318,958)	$389,197
Investment in Security of Affiliated Issuer, at Value (Cost $22,315)	22,315
Total Investments in Securities, at Value (Cost $341,273)	411,512
Foreign Currency, at Value (Cost $981)	984
Cash	296
Receivable for Investments Sold	1,973
Receivable for Portfolio Shares Sold	1,570
Dividends Receivable	1,390
Tax Reclaim Receivable	33
Receivable from Affiliate	1
Other Assets	28
Total Assets	417,787
Liabilities:
Collateral on Securities Loaned, at Value	14,247
Payable for Investments Purchased	2,658
Payable for Advisory Fees	897
Deferred Capital Gain Country Tax	517
Payable for Portfolio Shares Redeemed	168
Payable for Custodian Fees	101
Payable for Administration Fees	80
Payable for Professional Fees	30
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	10
Payable for Directors' Fees and Expenses	4
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	72
Total Liabilities	18,786
NET ASSETS	$399,001
Net Assets Consist of:
Paid-in-Capital	$351,251
Accumulated Undistributed Net Investment Income	642
Accumulated Net Realized Loss	(22,687)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $435 of Deferred Capital Gain Country Tax)	69,804
Foreign Currency Forward Exchange Contracts	(10)
Foreign Currency Translations	1
Net Assets	$399,001
CLASS I:
Net Assets	$292,499
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,858,670 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.51
CLASS II:
Net Assets	$106,502
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,891,792 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.45
(1) Including:
Securities on Loan, at Value:	$13,736

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $599 of Foreign Taxes Withheld)	$4,482
Income from Securities Loaned — Net	18
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	4,502
Expenses:
Advisory Fees (Note B)	2,273
Administration Fees (Note C)	455
Custodian Fees (Note F)	282
Distribution Fees — Class II Shares (Note D)	175
Professional Fees	50
Shareholder Reporting Fees	31
Transfer Agency Fees (Note E)	9
Pricing Fees	7
Directors' Fees and Expenses	5
Other Expenses	10
Total Expenses	3,297
Waiver of Advisory Fees (Note B)	(540)
Distribution Fees — Class II Shares Waived (Note D)	(150)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	2,599
Net Investment Income	1,903
Realized Gain (Loss):
Investments Sold (Net of $112 of Capital Gain Country Tax)	12,989
Investment in Affiliate	(1,195)
Foreign Currency Forward Exchange Contracts	(10)
Foreign Currency Transactions	(107)
Net Realized Gain	11,677
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $124)	7,741
Investments in Affiliates	(1,254)
Foreign Currency Forward Exchange Contracts	(50)
Foreign Currency Translations	8
Net Change in Unrealized Appreciation (Depreciation)	6,445
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	18,122
Net Increase in Net Assets Resulting from Operations	$20,025

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,903	$2,223
Net Realized Gain	11,677	11,689
Net Change in Unrealized Appreciation (Depreciation)	6,445	(18,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,025	(4,259)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,383)
Class II:
Net Investment Income	—	(1,340)
Total Distributions	—	(4,723)
Capital Share Transactions:(1)
Class I:
Subscribed	33,494	29,712
Distributions Reinvested	—	3,383
Redeemed	(26,820)	(57,648)
Class II:
Subscribed	13,350	32,435
Distributions Reinvested	—	1,340
Redeemed	(14,148)	(54,006)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,876	(44,784)
Total Increase (Decrease) in Net Assets	25,901	(53,766)
Net Assets:
Beginning of Period	373,100	426,866
End of Period (Including Accumulated Undistributed (Distributions in Excess of) Net Investment Income of $642 and $(1,261))	$399,001	$373,100
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,248	2,008
Shares Issued on Distributions Reinvested	—	242
Shares Redeemed	(1,851)	(3,899)
Net Increase (Decrease) in Class I Shares Outstanding	397	(1,649)
Class II:
Shares Subscribed	913	2,226
Shares Issued on Distributions Reinvested	—	96
Shares Redeemed	(974)	(3,685)
Net Decrease in Class II Shares Outstanding	(61)	(1,363)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$14.69		$15.03		$12.53		$15.38		$13.01		$7.66
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.08		0.08		0.11		0.04		0.04
Net Realized and Unrealized Gain (Loss)	0.74		(0.24)		2.42		(2.90)		2.37		5.31
Total from Investment Operations	0.82		(0.16)		2.50		(2.79)		2.41		5.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—		(0.06)		(0.08)		—
Regulatory Settlement Proceeds	—		—		—		—		0.04	^^	—
Net Asset Value, End of Period	$15.51		$14.69		$15.03		$12.53		$15.38		$13.01
Total Return ++	5.58	%#	(1.02)%		19.95%		(18.22)%		19.02%		69.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$292,499		$271,285		$302,315		$423,692		$681,350		$591,835
Ratio of Expenses to Average Net Assets(1)	1.42	%+††^*	1.41	%+††^	1.44	%+††^	1.56	%+††^	1.59	%+††	1.59	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.44	%+††	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.06	%+††*	0.57	%+††	0.56	%+††	0.80	%+††	0.30	%+††	0.41	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.01	%††	0.01	%††	0.01	%††	0.01%
Portfolio Turnover Rate	25	%#	48%		46%		57%		63%		64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%††*	1.71	%††	1.65	%††	1.60	%††	1.61	%+††	1.61	%+
Net Investment Income to Average Net Assets	0.76	%††*	0.27	%††	0.35	%††	0.76	%††	0.28	%+††	0.39	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 18.71%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.60% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$14.64		$14.98		$12.50		$15.34		$12.98		$7.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.08		0.07		0.11		0.03		0.03
Net Realized and Unrealized Gain (Loss)	0.74		(0.25)		2.41		(2.90)		2.37		5.32
Total from Investment Operations	0.81		(0.17)		2.48		(2.79)		2.40		5.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		—		(0.05)		(0.08)		—
Regulatory Settlement Proceeds	—		—		—		—		0.04	^^	—
Net Asset Value, End of Period	$15.45		$14.64		$14.98		$12.50		$15.34		$12.98
Total Return ++	5.53	%#	(1.10)%		19.84%		(18.24)%		18.94%		70.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$106,502		$101,815		$124,551		$360,059		$493,497		$407,865
Ratio of Expenses to Average Net Assets(1)	1.47	%+††^*	1.46	%+††^	1.49	%+††^	1.61	%+††^	1.64	%+††	1.64	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.49	%+††	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.01	%+††*	0.52	%+††	0.51	%+††	0.75	%+††	0.25	%+††	0.34	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.01	%††	0.01	%††	0.01	%††	0.01	%††	0.01%
Portfolio Turnover Rate	25	%#	48%		46%		57%		63%		64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.07	%††*	2.06	%††	2.00	%††	1.95	%††	1.96	%+††	1.96	%+
Net Investment Income (Loss) to Average Net Assets	0.41	%††*	(0.08	)%††	(0.00	)%††§	0.41	%††	(0.07	)%+††	0.02	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 18.63%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class-II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class-II shares. Prior to July 1, 2011, the maximum ratio was 1.65% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$2,307	$—	$—	$2,307
Airlines	2,588	—	—	2,588
Automobiles	7,283	—	—	7,283
Banks	78,862	6,122	—	84,984
Beverages	9,959	—	—	9,959
Chemicals	—	1,467	—	1,467
Commercial Services & Supplies	647	—	—	647
Construction & Engineering	4,369	—	—	4,369
Construction Materials	10,607	—	—	10,607
Consumer Finance	747	—	—	747
Diversified Consumer Services	565	—	—	565
Diversified Financial Services	9,852	—	—	9,852
Diversified Telecommunication Services	8,739	—	—	8,739
Electronic Equipment, Instruments & Components	4,039	—	—	4,039
Energy Equipment & Services	4,029	—	—	4,029
Food & Staples Retailing	8,026	—	—	8,026
Food Products	14,406	—	—	14,406
Health Care Equipment & Supplies	1,832	—	—	1,832
Health Care Providers & Services	2,871	—	—	2,871
Hotels, Restaurants & Leisure	6,185	1,154	—	7,339
Household Durables	3,393	—	—	3,393
Independent Power Producers & Energy Traders	343	—	—	343
Industrial Conglomerates	10,469	—	—	10,469
Information Technology Services	5,047	—	—	5,047
Insurance	10,083	—	—	10,083
Internet & Catalog Retail	504	—	—	504
Internet Software & Services	19,706	—	—	19,706
Machinery	2,988	—	—	2,988

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Media	$10,539	$—	$—	$10,539
Multi-line Retail	5,126	1,438	—	6,564
Oil, Gas & Consumable Fuels	21,067	—	—	21,067
Paper & Forest Products	3,483	—	—	3,483
Personal Products	1,576	—	—	1,576
Pharmaceuticals	10,119	—	—	10,119
Professional Services	1,532	—	—	1,532
Real Estate Management & Development	1,758	1,858	—	3,616
Road & Rail	1,875	—	—	1,875
Semiconductors & Semiconductor Equipment	37,217	—	—	37,217
Software	3,792	—	—	3,792
Specialty Retail	1,094	—	—	1,094
Textiles, Apparel & Luxury Goods	9,342	—	—	9,342
Tobacco	2,953	—	—	2,953
Transportation Infrastructure	4,094	—	—	4,094
Wireless Telecommunication Services	23,978	3,219	—	27,197
Total Common Stocks	369,991	15,258	—	385,249
Investment Company	—	1,761	—	1,761
Preferred Stock	1	—	—	1
Short-Term Investments
Investment Company	22,315	—	—	22,315
Repurchase Agreement	—	2,186	—	2,186
Total Short-Term Investments	22,315	2,186	—	24,501
Total Assets	392,307	19,205	—	411,512
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(10)	—	(10)
Total	$392,307	$19,195	$—	$411,502

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, securities with a total value of approximately $4,733,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2013 were valued using other significant observable inputs at June 30, 2014.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(10)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency	Forward Exchange Contracts	$(10)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency	Forward Exchange Contracts	$(50)

At June 30, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$—	$(10)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$(10)	$—	$—	$(10)

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,916,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$13,736	(b)	$—	$(13,736	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Portfolio received cash collateral of approximately $14,247,000, of which approximately $13,951,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $296,000, which is not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.95% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42% for Class I shares and 1.47% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $540,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $150,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,723	$—	$—	$—

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$827	$(827)	$—

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,403	$—

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $83,986,000 and the aggregate gross unrealized depreciation is approximately $13,747,000 resulting in net unrealized appreciation of approximately $70,239,000.

At December 31, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$31,512	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $9,617,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $91,803,000 and $92,110,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Morgan Stanley Growth Fund. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)	Value June 30, 2014 (000)
$1,493	$—	$1,434	$(1,195)	$—	$—

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$7,640	$55,235	$40,560	$2	$22,315

During the six months ended June 30, 2014, the Portfolio incurred approximately $9,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 52% and 72%, for Class I and Class II, respectively.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
975297 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,053.50	$1,018.84	$6.11	$6.01	1.20%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
France (11.6%)
LVMH Moet Hennessy Louis Vuitton SA	7,854	$1,514
Pernod Ricard SA	13,237	1,590
Publicis Groupe SA	7,268	616
Sanofi	31,553	3,352
		7,072
Germany (4.2%)
SAP AG	32,837	2,536
Italy (1.1%)
Davide Campari-Milano SpA	76,415	661
Japan (0.6%)
Japan Tobacco, Inc.	10,900	398
Sweden (0.5%)
Swedish Match AB	8,725	303
Switzerland (9.2%)
Nestle SA (Registered)	72,219	5,595
United Kingdom (32.7%)
British American Tobacco PLC	99,311	5,911
Diageo PLC	88,904	2,839
Experian PLC	56,586	957
Imperial Tobacco Group PLC	22,518	1,013
Reckitt Benckiser Group PLC	48,850	4,264
Unilever PLC	108,615	4,928
		19,912
United States (37.7%)
3M Co.	13,016	1,864
Accenture PLC, Class A	34,327	2,775
Intuit, Inc.	7,696	620
Kraft Foods Group, Inc.	7,115	427
Mead Johnson Nutrition Co.	3,354	312
Microsoft Corp.	63,160	2,634
Mondelez International, Inc., Class A	66,986	2,519
Moody's Corp.	12,817	1,124
NIKE, Inc., Class B	12,502	970
Philip Morris International, Inc.	32,622	2,750
Procter & Gamble Co. (The)	34,920	2,744
Time Warner, Inc.	31,743	2,230
Visa, Inc., Class A	9,582	2,019
		22,988
Total Common Stocks (Cost $37,822)		59,465
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $1,333)	1,333,107	1,333
Total Investments (99.8%) (Cost $39,155)		60,798
Other Assets in Excess of Liabilities (0.2%)		146
Net Assets (100.0%)		$60,944

Portfolio Composition

Classification	Percentage of Total Investments
Food Products	22.7%
Other*	17.4
Tobacco	17.1
Household Products	11.5
Software	9.5
Beverages	8.4
Information Technology Services	7.9
Pharmaceuticals	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $37,822)	$59,465
Investment in Security of Affiliated Issuer, at Value (Cost $1,333)	1,333
Total Investments in Securities, at Value (Cost $39,155)	60,798
Foreign Currency, at Value (Cost $1)	1
Receivable for Portfolio Shares Sold	259
Receivable for Investments Sold	122
Tax Reclaim Receivable	116
Dividends Receivable	57
Receivable from Affiliate	—	@
Other Assets	8
Total Assets	61,361
Liabilities:
Payable for Investments Purchased	242
Payable for Advisory Fees	100
Payable for Professional Fees	28
Payable for Portfolio Shares Redeemed	21
Payable for Administration Fees	13
Payable for Custodian Fees	3
Payable for Distribution Fees — Class II Shares	3
Other Liabilities	7
Total Liabilities	417
NET ASSETS	$60,944
Net Assets Consist of:
Paid-in-Capital	$23,676
Accumulated Undistributed Net Investment Income	1,927
Accumulated Net Realized Gain	13,695
Unrealized Appreciation (Depreciation) on:
Investments	21,643
Foreign Currency Translations	3
Net Assets	$60,944
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,158,819 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.29

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $62 of Foreign Taxes Withheld)	$1,076
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	1,076
Expenses:
Advisory Fees (Note B)	248
Distribution Fees — Class II Shares (Note D)	109
Administration Fees (Note C)	78
Professional Fees	36
Custodian Fees (Note F)	22
Shareholder Reporting Fees	9
Pricing Fees	3
Transfer Agency Fees (Note E)	3
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	515
Distribution Fees — Class II Shares Waived (Note D)	(93)
Waiver of Advisory Fees (Note B)	(48)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	373
Net Investment Income	703
Realized Gain:
Investments Sold	5,091
Foreign Currency Transactions	1
Net Realized Gain	5,092
Change in Unrealized Appreciation (Depreciation):
Investments	(2,649)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,443
Net Increase in Net Assets Resulting from Operations	$3,146

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$703	$1,199
Net Realized Gain	5,092	8,722
Net Change in Unrealized Appreciation (Depreciation)	(2,649)	3,171
Net Increase in Net Assets Resulting from Operations	3,146	13,092
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,880)
Net Realized Gain	—	(6,126)
Total Distributions	—	(8,006)
Capital Share Transactions:(1)
Class II:
Subscribed	619	997
Distributions Reinvested	—	8,006
Redeemed	(10,030)	(21,070)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,411)	(12,067)
Total Decrease in Net Assets	(6,265)	(6,981)
Net Assets:
Beginning of Period	67,209	74,190
End of Period (Including Accumulated Undistributed Net Investment Income of $1,927 and $1,224)	$60,944	$67,209
(1) Capital Share Transactions:
Class II:
Shares Subscribed	33	56
Shares Issued on Distributions Reinvested	—	481
Shares Redeemed	(544)	(1,166)
Net Decrease in Class II Shares Outstanding	(511)	(629)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$18.31		$17.26	$15.78	$14.93	$13.17		$11.81
Income from Investment Operations:
Net Investment Income†	0.21		0.25	0.38	0.30	0.26		0.19
Net Realized and Unrealized Gain	0.77		2.93	2.04	1.08	1.58		2.87
Total from Investment Operations	0.98		3.18	2.42	1.38	1.84		3.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.50)	(0.38)	(0.53)	(0.08)		(1.03)
Net Realized Gain	—		(1.63)	(0.56)	—	—		(0.67)
Total Distributions	—		(2.13)	(0.94)	(0.53)	(0.08)		(1.70)
Net Asset Value, End of Period	$19.29		$18.31	$17.26	$15.78	$14.93		$13.17
Total Return ++	5.35	%#	19.66%	15.59%	9.05%	14.05%		29.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,944		$67,209	$74,190	$83,564	$99,791		$109,933
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20%+	1.20%+	1.20%+	1.20	%+	1.18	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.27	%+*	1.66%+	2.27%+	1.91%+	1.92	%+	1.65	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	11	%#	17%	21%	19%	35%		18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.65	%*	1.63%	1.57%	1.54%	1.50	%+	1.48	%+
Net Investment Income to Average Net Assets	1.82	%*	1.23%	1.90%	1.57%	1.62	%+	1.35	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective as of close of business on November 29, 2013, the Portfolio suspended the offering of its shares to new investors and will continue to offer its shares to existing shareholders. The Fund may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$5,090	$—	$—	$5,090
Diversified Financial Services	1,124	—	—	1,124
Food Products	13,781	—	—	13,781
Household Products	7,008	—	—	7,008
Industrial Conglomerates	1,864	—	—	1,864
Information Technology Services	4,794	—	—	4,794
Media	2,846	—	—	2,846
Pharmaceuticals	3,352	—	—	3,352
Professional Services	957	—	—	957
Software	5,790	—	—	5,790
Textiles, Apparel & Luxury Goods	2,484	—	—	2,484
Tobacco	10,375	—	—	10,375
Total Common Stocks	59,465	—	—	59,465
Short-Term Investment Investment Company	1,333	—	—	1,333
Total Assets	$60,798	$—	$—	$60,798

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.64% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $48,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $93,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,880	$6,126	$1,784	$2,590

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Undistributed Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
$28	$(28)	$—

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,365	$8,542

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,643,000 and the aggregate gross unrealized depreciation is $0 resulting in net unrealized appreciation of approximately $21,643,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $7,061,000 and $16,164,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2014 (000)
$727	$7,247	$6,641	$—	@	$1,333

@  Amount is less than $500.

During the six months ended June 30, 2014, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89% for Class II shares.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
975288 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,112.30	$1,017.85	$7.33	$7.00	1.40%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable, (ii) management fee was competitive with its peer group average, and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Australia (5.9%)
Dexus Property Group REIT	306,833	$321
Federation Centres Ltd. REIT	143,703	337
Goodman Group REIT	169,057	805
GPT Group REIT	145,580	527
Mirvac Group REIT	366,133	616
Scentre Group REIT (a)	538,031	1,624
Stockland REIT	180,020	659
Westfield Corp. REIT	202,386	1,365
		6,254
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	28,068	168
BUWOG AG (a)	2,061	40
		208
Belgium (0.1%)
Cofinimmo REIT	861	107
Brazil (0.6%)
BR Malls Participacoes SA	19,678	167
BR Properties SA	39,300	237
Iguatemi Empresa de Shopping Centers SA	28,347	286
		690
Canada (2.4%)
Boardwalk REIT	8,124	497
Brookfield Canada Office Properties REIT	9,258	239
Calloway REIT	4,168	104
Canadian Apartment Properties REIT	1,816	39
Crombie Real Estate Investment Trust REIT	11,590	146
Extendicare, Inc.	18,930	130
First Capital Realty, Inc.	19,242	336
RioCan REIT	39,429	1,009
		2,500
China (0.8%)
China Overseas Grand Oceans Group Ltd. (b)	71,000	44
China Overseas Land & Investment Ltd. (b)	74,000	180
China Resources Land Ltd. (b)	351,000	642
		866
Finland (0.3%)
Citycon Oyj	15,532	57
Sponda Oyj	43,284	231
		288
France (3.1%)
Altarea REIT	230	44
Fonciere Des Regions REIT	2,610	283
Gecina SA REIT	1,339	195
ICADE REIT	2,718	291
Klepierre REIT	6,270	320
Mercialys SA REIT	3,086	72
Unibail-Rodamco SE REIT	7,239	2,106
		3,311
	Shares	Value (000)
Germany (1.6%)
Alstria Office AG REIT (a)	6,974	$92
Deutsche Annington Immobilien SE	9,114	268
Deutsche Euroshop AG	4,564	226
Deutsche Wohnen AG	17,273	373
GAGFAH SA (a)	3,980	72
LEG Immobilien AG (a)	7,574	510
Prime Office AG REIT (a)	23,969	112
		1,653
Hong Kong (11.2%)
Champion REIT	27,000	12
Hang Lung Properties Ltd.	96,000	296
Henderson Land Development Co., Ltd.	65,254	382
Hongkong Land Holdings Ltd.	261,500	1,744
Hysan Development Co., Ltd.	213,921	1,002
Kerry Properties Ltd.	65,699	230
Link REIT (The)	216,164	1,163
New World Development Co., Ltd.	699,137	796
Sino Land Co., Ltd.	121,085	199
Sun Hung Kai Properties Ltd.	293,910	4,031
Swire Properties Ltd.	217,500	636
Wharf Holdings Ltd.	191,816	1,381
		11,872
Italy (0.1%)
Beni Stabili SpA REIT	168,818	155
Japan (14.6%)
Activia Properties, Inc. REIT	35	308
Advance Residence Investment Corp. REIT	25	63
Daiwa House Investment Corp. REIT	13	57
GLP J REIT	91	102
Hulic Co., Ltd.	36,000	474
Industrial & Infrastructure Fund Investment Corp. REIT	7	63
Japan Real Estate Investment Corp. REIT	149	868
Japan Retail Fund Investment Corp. REIT	177	398
Kenedix Office Investment Corp. REIT	5	27
Mitsubishi Estate Co., Ltd.	157,000	3,876
Mitsui Fudosan Co., Ltd.	123,000	4,148
Nippon Building Fund, Inc. REIT	177	1,034
Nippon Prologis, Inc. REIT	108	252
Nomura Real Estate Holdings, Inc.	4,900	93
NTT Urban Development Corp.	6,100	69
Orix, Inc. J-REIT	188	263
Sumitomo Realty & Development Co., Ltd.	62,000	2,660
Tokyo Tatemono Co., Ltd.	48,000	444
United Urban Investment Corp. REIT	172	278
		15,477
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	—
Netherlands (0.8%)
Corio N.V. REIT	6,071	310
Eurocommercial Properties N.V. CVA REIT	5,514	272
The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Vastned Retail N.V. REIT	886	$45
Wereldhave N.V. REIT	2,059	192
		819
Norway (0.2%)
Norwegian Property ASA (a)	137,376	169
Singapore (2.5%)
Ascendas Real Estate Investment Trust REIT	87,000	161
CapitaCommercial Trust REIT	55,000	75
CapitaLand Ltd.	305,000	783
CapitaMall Trust REIT	170,000	269
City Developments Ltd.	31,000	254
Global Logistic Properties Ltd.	224,000	485
Keppel REIT Management Ltd	40,000	41
SPH REIT	200,000	164
UOL Group Ltd.	75,315	394
		2,626
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	5,800	80
Sweden (0.7%)
Atrium Ljungberg AB, Class B	11,279	184
Castellum AB	5,602	99
Fabege AB	5,044	72
Hufvudstaden AB, Class A	28,225	396
		751
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	170	36
PSP Swiss Property AG (Registered) (a)	6,429	605
Swiss Prime Site AG (Registered) (a)	2,493	207
		848
United Kingdom (6.7%)
British Land Co., PLC REIT	111,975	1,346
Capital & Counties Properties PLC	36,347	203
Capital & Regional PLC	188,538	148
Derwent London PLC REIT	9,635	442
Grainger PLC	48,881	176
Great Portland Estates PLC REIT	36,843	406
Hammerson PLC REIT	90,546	899
Intu Properties PLC REIT	68,902	367
Land Securities Group PLC REIT	81,198	1,440
LXB Retail Properties PLC (a)	169,987	364
Quintain Estates & Development PLC (a)	144,075	218
Safestore Holdings PLC REIT	72,519	270
Segro PLC REIT	27,710	164
Shaftesbury PLC REIT	17,350	195
ST Modwen Properties PLC	22,663	139
Unite Group PLC	24,094	162
Urban & Civic PLC (a)	27,289	113
		7,052
United States (45.7%)
Acadia Realty Trust REIT	8,911	250
Alexandria Real Estate Equities, Inc. REIT	6,140	477
	Shares	Value (000)
AvalonBay Communities, Inc. REIT	20,073	$2,854
Boston Properties, Inc. REIT	14,150	1,672
Camden Property Trust REIT	13,639	970
Chesapeake Lodging Trust	5,094	154
Cousins Properties, Inc. REIT	28,523	355
DCT Industrial Trust, Inc. REIT	47,380	389
DDR Corp. REIT	5,520	97
Duke Realty Corp. REIT	51,120	928
Equity Lifestyle Properties, Inc. REIT	15,970	705
Equity Residential REIT	62,099	3,912
Essex Property Trust, Inc. REIT	2,868	530
Federal Realty Investment Trust REIT	2,671	323
Forest City Enterprises, Inc., Class A (a)	29,313	583
General Growth Properties, Inc. REIT	85,725	2,020
HCP, Inc. REIT	16,842	697
Health Care REIT, Inc.	5,390	338
Healthcare Realty Trust, Inc. REIT	23,747	604
Hilton Worldwide Holdings, Inc. (a)	17,631	411
Host Hotels & Resorts, Inc. REIT	184,014	4,050
Hudson Pacific Properties, Inc. REIT	18,750	475
Lexington Realty Trust REIT	3,740	41
Liberty Property Trust REIT	8,000	303
Macerich Co. (The) REIT	22,161	1,479
Mack-Cali Realty Corp. REIT	31,003	666
Mid-America Apartment Communities, Inc. REIT	7,643	558
National Retail Properties, Inc. REIT	23,790	885
ProLogis, Inc. REIT	30,389	1,249
PS Business Parks, Inc. REIT	3,218	269
Public Storage REIT	14,076	2,412
Realty Income Corp. REIT	4,459	198
Regency Centers Corp. REIT	33,809	1,883
Rexford Industrial Realty, Inc. REIT	4,610	66
Senior Housing Properties Trust REIT	50,384	1,224
Simon Property Group, Inc. REIT	36,618	6,089
Sovran Self Storage, Inc. REIT	2,550	197
Starwood Hotels & Resorts Worldwide, Inc.	18,876	1,526
Summit Hotel Properties, Inc. REIT	20,559	218
Sunstone Hotel Investors, Inc. REIT	13,220	197
Tanger Factory Outlet Centers, Inc. REIT	18,850	659
Taubman Centers, Inc. REIT	5,647	428
Ventas, Inc. REIT	20,169	1,293
Vornado Realty Trust REIT	32,074	3,423
Washington Prime Group, Inc. REIT (a)	9,293	174
		48,231
Total Common Stocks (Cost $74,000)		103,957
	No. of Rights
Rights (0.0%)
Finland (0.0%)
Citycon Oyj (a)	4,184	—
United Kingdom (0.0%)
Capital & Regional PLC	151,402	—
Total Rights (Cost $—)		—

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Hong Kong (0.0%)
Sun Hung Kai Properties Ltd. (a) (Cost $—)	24,983	$32
	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,013)	1,012,733	1,013
Total Investments (99.4%) (Cost $75,013)		105,002
Other Assets in Excess of Liabilities (0.6%)		604
Net Assets (100.0%)		$105,606

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security has been deemed illiquid at June 30, 2014.

(d)  At June 30, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	32.9%
Retail	26.3
Other*	13.0
Residential	11.8
Office	9.8
Lodging/Resorts	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $74,000)	$103,989
Investment in Security of Affiliated Issuer, at Value (Cost $1,013)	1,013
Total Investments in Securities, at Value (Cost $75,013)	105,002
Foreign Currency, at Value (Cost $488)	492
Dividends Receivable	416
Receivable for Investments Sold	153
Receivable for Portfolio Shares Sold	27
Tax Reclaim Receivable	7
Receivable from Affiliate	—	@
Other Assets	12
Total Assets	106,109
Liabilities:
Payable for Portfolio Shares Redeemed	170
Payable for Advisory Fees	161
Payable for Investments Purchased	80
Payable for Administration Fees	22
Payable for Distribution Fees — Class II Shares	22
Payable for Custodian Fees	15
Payable for Professional Fees	14
Other Liabilities	19
Total Liabilities	503
NET ASSETS	$105,606
Net Assets Consist of:
Paid-in-Capital	$182,022
Accumulated Undistributed Net Investment Income	814
Accumulated Net Realized Loss	(107,225)
Unrealized Appreciation (Depreciation) on:
Investments	29,989
Foreign Currency Translations	6
Net Assets	$105,606
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,154,646 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $110 of Foreign Taxes Withheld)	$1,936
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	1,936
Expenses:
Advisory Fees (Note B)	421
Distribution Fees — Class II Shares (Note D)	173
Administration Fees (Note C)	124
Custodian Fees (Note F)	61
Professional Fees	42
Shareholder Reporting Fees	11
Pricing Fees	7
Transfer Agency Fees (Note E)	3
Directors' Fees and Expenses	2
Other Expenses	6
Total Expenses	850
Waiver of Advisory Fees (Note B)	(108)
Distribution Fees — Class II Shares Waived (Note D)	(50)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	692
Net Investment Income	1,244
Realized Gain (Loss):
Investments Sold	1,314
Foreign Currency Transactions	(6)
Net Realized Gain	1,308
Change in Unrealized Appreciation (Depreciation):
Investments	8,116
Foreign Currency Translations	6
Net Change in Unrealized Appreciation (Depreciation)	8,122
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,430
Net Increase in Net Assets Resulting from Operations	$10,674

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,244	$1,365
Net Realized Gain	1,308	4,410
Net Change in Unrealized Appreciation (Depreciation)	8,122	(3,191)
Net Increase in Net Assets Resulting from Operations	10,674	2,584
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(3,649)
Capital Share Transactions:(1)
Class II:
Subscribed	7,097	14,184
Distributions Reinvested	—	3,649
Redeemed	(8,882)	(16,965)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,785)	868
Total Increase (Decrease) in Net Assets	8,889	(197)
Net Assets:
Beginning of Period	96,717	96,914
End of Period (Including Accumulated Undistributed (Distributions in Excess of) Net Investment Income of $814 and $(430))	$105,606	$96,717
(1) Capital Share Transactions:
Class II:
Shares Subscribed	724	1,475
Shares Issued on Distributions Reinvested	—	393
Shares Redeemed	(908)	(1,770)
Net Increase (Decrease) in Class II Shares Outstanding	(184)	98

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$9.35		$9.46	$7.32	$8.40	$7.72		$5.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.13	0.13	0.10	0.16		0.12
Net Realized and Unrealized Gain (Loss)	0.93		0.12	2.06	(0.91)	1.36		2.14
Total from Investment Operations	1.05		0.25	2.19	(0.81)	1.52		2.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)	(0.05)	(0.27)	(0.84)		(0.00	)‡
Net Asset Value, End of Period	$10.40		$9.35	$9.46	$7.32	$8.40		$7.72
Total Return ++	11.23	%#	2.63%	29.94%	(10.15)%	22.32%		41.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105,606		$96,717	$96,914	$79,317	$91,324		$346,514
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40%+	1.40%+	1.40%+	1.40	%+††	1.40	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	1.40	%+††	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.51	%+*	1.36%+	1.56%+	1.19%+	1.81	%+††	2.03	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%††§	0.00	%§
Portfolio Turnover Rate	16	%#	30%	29%	24%	31%		64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%*	1.69%	1.71%	1.67%	1.63	%+††	1.56	%+
Net Investment Income to Average Net Assets	2.19	%*	1.07%	1.24%	0.92%	1.58	%+††	1.87	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$34,535		$—	$—	†	$34,535	†
Health Care	4,287		—	—		4,287
Industrial	3,735		—	—		3,735
Lodging/Resorts	6,556		—	—		6,556
Mixed Industrial/Office	1,737		—	—		1,737
Office	10,238		—	—		10,238
Residential	12,389		—	—		12,389
Retail	27,600		—	—		27,600
Self Storage	2,880		—	—		2,880
Total Common Stocks	103,957		—	—	†	103,957	†
Rights	—	†	—	—		—	†
Warrants	32		—	—		32
Short-Term Investments
Investment Company	1,013		—	—		1,013
Total Assets	$105,002	†	$—	$—	†	$105,002	†

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2014	$—

††  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $108,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $50,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,649	$—	$486	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies and securities sold with return of capital basis adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$662	$(677)	$15

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$747	$—

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,608,000 and the aggregate gross unrealized depreciation is approximately $619,000 resulting in net unrealized appreciation of approximately $29,989,000.

At December 31, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$100,802	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,484,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,729,000 and $17,042,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30,

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

2014, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2014 (000)
$439	$6,561	$5,987	$—	@	$1,013

@  Amount is less than $500.

During the six months ended June 30, 2014, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83% for Class II shares.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
975285 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Tactical Asset Allocation Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2014

The Universal Institutional Funds, Inc.

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	31
Director and Officer Information	Back Cover

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Global Tactical Asset Allocation Portfolio

As a shareholder of the Global Tactical Asset Allocation Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Tactical Asset Allocation Portfolio Class I	$1,000.00	$1,047.90	$1,021.97	$2.89	$2.86	0.57%
Global Tactical Asset Allocation Portfolio Class II	1,000.00	1,047.10	1,021.47	3.40	3.36	0.67

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (28.4%)
Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation, Gold Pool 6.50%, 5/1/29	$—	@	$—	@
July TBA: 4.00%, 7/1/44 (a)	186		197
Federal National Mortgage Association, Conventional Pools: 4.00%, 11/1/41 - 7/1/43	522		555
5.00%, 1/1/41 - 3/1/41	246		276
5.50%, 2/1/38	68		77
6.00%, 1/1/38	66		74
6.50%, 8/1/38	11		12
July TBA: 2.50%, 7/1/29 (a)	373		379
3.00%, 7/1/29 (a)	184		191
3.50%, 7/1/29 - 7/1/44 (a)	666		692
4.00%, 7/1/44 (a)	791		840
4.50%, 7/1/44 (a)	66		71
5.00%, 7/1/44 (a)	892		991
Government National Mortgage Association, July TBA: 3.50%, 7/20/44 (a)	235		244
4.00%, 7/20/44 (a)	218		233
4.50%, 7/20/44 (a)	170		186
Various Pool 4.50%, 8/15/39	54		58
Total Agency Fixed Rate Mortgages (Cost $5,015)			5,076
Asset-Backed Securities (0.4%)
United States (0.4%)
Brazos Student Finance Corp., 1.13%, 6/25/35 (b)	23		24
CVS Pass-Through Trust, 6.04%, 12/10/28	190		219
Louisiana Public Facilities Authority, Zero Coupon, 4/26/27 (b)	160		161
North Carolina State Education Assistance Authority, 1.03%, 7/25/25 (b)	100		101
PFS Financing Corp., 1.65%, 10/17/16 (b)(c)	180		180
Total Asset-Backed Securities (Cost $650)			685
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation, 2.36%, 7/25/22	99		97
2.40%, 6/25/22	245		242
Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $351)			339
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
CGBAM Commercial Mortgage Trust, 1.25%, 5/15/30 (b)(c)		$114	$114
COMM Mortgage Trust, 2.85%, 10/15/45		100	99
3.28%, 1/10/46		45	45
4.74%, 7/15/47 (b)(c)		100	92
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (b)		77	83
3.96%, 3/10/47		144	152
2.82%, 10/15/45		57	56
Extended Stay America Trust, 2.96%, 12/5/31 (c)		100	102
NLY Commercial Mortgage Trust, 1.35%, 11/15/30 (b)(c)		132	132
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	41
Wells Fargo Commercial Mortgage Trust, 2.92%, 10/15/45		62	62
3.94%, 8/15/50 (c)		245	215
1.18%, 2/15/27 (b)(c)		199	200
WF-RBS Commercial Mortgage Trust, 3.99%, 5/15/47 (c)		150	133
Total Commercial Mortgage-Backed Securities (Cost $1,513)			1,526
Corporate Bonds (7.0%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd., 4.88%, 1/12/21 (c)		100	113
5.13%, 9/10/19	EUR	100	160
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		$70	74
Commonwealth Bank of Australia, 5.00%, 3/19/20 (c)		50	57
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	98
Macquarie Group Ltd., 6.00%, 1/14/20 (c)		105	119
Origin Energy Finance Ltd., 3.50%, 10/9/18 (c)		200	208
Wesfarmers Ltd., 1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	78
			932
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24		125	128
Brazil (0.1%)
Petrobras International Finance Co., 5.75%, 1/20/20		50	53
Vale Overseas Ltd., 5.63%, 9/15/19		145	164
			217

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Canada (0.1%)
Barrick Gold Corp., 4.10%, 5/1/23		$25	$25
Brookfield Asset Management, Inc., 5.80%, 4/25/17		35	39
Goldcorp, Inc., 3.70%, 3/15/23		100	99
			163
Chile (0.1%)
ENTEL Chile SA, 4.88%, 10/30/24 (c)		200	209
China (0.2%)
Baidu, Inc., 3.25%, 8/6/18		225	233
Want Want China Finance Ltd., 1.88%, 5/14/18 (c)		200	197
			430
Colombia (0.1%)
Ecopetrol SA, 5.88%, 9/18/23		110	124
France (0.4%)
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19	EUR	100	142
BNP Paribas SA, 5.00%, 1/15/21		$85	95
BPCE SA, 5.15%, 7/21/24 (c)		200	212
Credit Agricole SA, 3.90%, 4/19/21	EUR	50	76
5.88%, 6/11/19		50	82
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (c)		$75	76
Veolia Environnement SA, 6.75%, 4/24/19	EUR	50	86
			769
Germany (0.1%)
Volkswagen International Finance N.V., 2.38%, 3/22/17 (c)		$100	103
Ireland (0.1%)
CRH America, Inc., 6.00%, 9/30/16		130	144
Israel (0.1%)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		95	98
Italy (0.1%)
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		100	118
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	53
UniCredit SpA, 4.25%, 7/29/16		50	74
			245
Korea, Republic of (0.1%)
Export-Import Bank of Korea, 4.00%, 1/14/24		$200	213
	Face Amount (000)		Value (000)
Netherlands (0.3%)
ABN Amro Bank N.V., 2.50%, 10/30/18 (c)		$200	$203
3.63%, 10/6/17	EUR	50	75
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 2/8/22		$50	53
Series G 3.75%, 11/9/20	EUR	50	75
ING Bank N.V., 5.25%, 6/5/18		50	81
5.80%, 9/25/23 (c)		$200	226
			713
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA, 3.63%, 1/18/17	EUR	50	74
Telefonica Emisiones SAU, 4.71%, 1/20/20		200	319
			393
Sweden (0.1%)
Nordea Bank AB, 4.00%, 3/29/21		70	108
Switzerland (0.3%)
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (c)		$125	129
4.00%, 6/15/21 (c)		50	53
Credit Suisse, 6.00%, 2/15/18		25	28
Glencore Funding LLC, 4.13%, 5/30/23 (c)		100	101
Novartis Capital Corp., 3.40%, 5/6/24		150	152
UBS AG, 7.50%, 7/15/25		150	190
			653
Thailand (0.1%)
PTT Exploration & Production PCL, 3.71%, 9/16/18 (c)		200	209
United Kingdom (0.8%)
Abbey National Treasury Services PLC, 3.63%, 10/14/17	EUR	100	147
4.00%, 3/13/24		$50	52
Bank of Scotland PLC, 4.63%, 6/8/17	EUR	50	77
Barclays Bank PLC, 6.00%, 1/23/18		50	79
BAT International Finance PLC, 5.38%, 6/29/17		50	78
GlaxoSmithKline Capital PLC, 2.85%, 5/8/22		$98	97
Heathrow Funding Ltd., 4.60%, 2/15/20	EUR	50	77
4.88%, 7/15/23 (c)		$100	110
HSBC Holdings PLC, 4.25%, 3/14/24		200	206
6.25%, 3/19/18	EUR	50	80

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
Imperial Tobacco Finance PLC, 8.38%, 2/17/16	EUR	50	$77
Lloyds Bank PLC, 6.50%, 9/14/20 (c)		$100	118
Nationwide Building Society, 6.25%, 2/25/20 (c)		270	319
			1,517
United States (3.1%)
Agilent Technologies, Inc., 5.50%, 9/14/15		30	32
Altria Group, Inc., 2.85%, 8/9/22		30	29
5.38%, 1/31/44		55	60
American International Group, Inc., 4.88%, 6/1/22		50	56
8.25%, 8/15/18		100	124
Amgen, Inc., 5.15%, 11/15/41		50	54
Apple, Inc., 2.40%, 5/3/23		100	95
4.45%, 5/6/44		75	76
AT&T, Inc., 6.30%, 1/15/38		75	91
AvalonBay Communities, Inc., 2.95%, 9/15/22		50	49
Bank of America Corp., 4.00%, 4/1/24		120	123
5.00%, 1/21/44		70	75
5.70%, 1/24/22		50	58
Boston Properties LP, 3.85%, 2/1/23		75	77
Citigroup, Inc., 3.75%, 6/16/24		175	176
3.88%, 10/25/23		100	103
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	25
8.50%, 5/22/19		5	6
CNA Financial Corp., 5.75%, 8/15/21		95	111
Coca-Cola Co., 3.20%, 11/1/23		100	101
Comcast Corp., 6.40%, 5/15/38		25	32
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.60%, 2/15/21		10	11
Enterprise Products Operating LLC, 3.35%, 3/15/23		50	50
5.25%, 1/31/20		35	40
Five Corners Funding Trust, 4.42%, 11/15/23 (c)		200	211
Ford Motor Credit Co., LLC, 4.21%, 4/15/16		100	106
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		50	50
	Face Amount (000)		Value (000)
General Electric Capital Corp., 5.30%, 2/11/21		$100	$114
MTN 5.88%, 1/14/38		25	30
Series G 6.00%, 8/7/19		145	172
Genworth Holdings, Inc., 7.20%, 2/15/21		125	152
Gilead Sciences, Inc., 4.80%, 4/1/44		75	79
Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23		75	75
4.38%, 3/16/17	EUR	50	75
6.75%, 10/1/37		$125	151
Hewlett-Packard Co., 3.75%, 12/1/20		100	105
4.65%, 12/9/21		35	38
Home Depot, Inc., 5.88%, 12/16/36		50	62
HSBC Finance Corp., 6.68%, 1/15/21		50	60
HSBC USA, Inc., 3.50%, 6/23/24		100	100
International Business Machines Corp., 1.95%, 2/12/19		100	101
Johnson Controls, Inc., 3.63%, 7/2/24		25	25
JPMorgan Chase & Co., 3.20%, 1/25/23		25	25
3.88%, 2/1/24		70	72
4.25%, 10/15/20		50	54
4.63%, 5/10/21		140	155
Kinder Morgan Energy Partners LP, 4.15%, 2/1/24		50	51
L-3 Communications Corp., 4.75%, 7/15/20		80	88
4.95%, 2/15/21		75	83
Marathon Petroleum Corp., 5.13%, 3/1/21		35	40
Medtronic, Inc., 3.63%, 3/15/24		100	103
Merck & Co., Inc., 2.80%, 5/18/23		100	98
Monongahela Power Co., 5.40%, 12/15/43 (c)		50	57
Nationwide Financial Services, Inc., 5.38%, 3/25/21 (c)		50	56
NBC Universal Media LLC, 4.38%, 4/1/21		130	144
5.95%, 4/1/41		25	31
NetApp, Inc., 2.00%, 12/15/17		25	25
Ohio Power Co., 5.38%, 10/1/21		75	88
Omnicom Group, Inc., 3.63%, 5/1/22		30	31
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18		80	95

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Oracle Corp., 3.40%, 7/8/24		$75	$75
PepsiCo, Inc., 3.60%, 3/1/24		100	103
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36		60	77
8.75%, 5/1/19		110	142
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17		60	69
PPL WEM Holdings Ltd., 3.90%, 5/1/16 (c)		60	63
Principal Financial Group, Inc., 8.88%, 5/15/19		50	65
Prudential Financial, Inc., 6.63%, 12/1/37		40	52
Santander Holdings USA, Inc., 3.45%, 8/27/18		40	42
Spectra Energy Capital LLC, 7.50%, 9/15/38		50	65
Target Corp., 3.50%, 7/1/24		75	76
Time Warner, Inc., 7.70%, 5/1/32		25	35
UnitedHealth Group, Inc., 1.40%, 10/15/17		25	25
4.25%, 3/15/43		25	24
Verizon Communications, Inc., 6.55%, 9/15/43		125	158
Viacom, Inc., 5.85%, 9/1/43		75	86
Voya Financial, Inc., 5.50%, 7/15/22		75	86
Wells Fargo & Co., 4.13%, 8/15/23		40	42
Series M 3.45%, 2/13/23		100	100
Zimmer Holdings, Inc., 5.75%, 11/30/39		50	58
			6,124
Total Corporate Bonds (Cost $12,635)			13,492
Mortgage — Other (0.1%)
United States (0.1%)
Banc of America Funding Trust, 0.55%, 5/25/37 (b) (Cost $268)		362	256
Sovereign (14.9%)
Belgium (0.2%)
Belgium Government Bond, 1.25%, 6/22/18	EUR	200	283
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$200	212
Canada (1.0%)
Canadian Government Bond, 3.25%, 6/1/21	CAD	1,900	1,944
	Face Amount (000)		Value (000)
France (0.4%)
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (c)		$200	$201
France Government Bond OAT, 5.50%, 4/25/29	EUR	235	458
			659
Germany (0.6%)
Bundesrepublik Deutschland, 4.25%, 7/4/39		370	713
4.75%, 7/4/34		240	474
			1,187
Greece (0.7%)
Hellenic Republic Government Bond, 2.00%, 2/24/23 - 2/24/42 (d)		1,346	1,388
Hungary (0.2%)
Hungary Government International Bond, 5.38%, 3/25/24		$52	56
5.75%, 11/22/23		310	343
			399
Indonesia (0.1%)
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		200	221
Ireland (0.8%)
Ireland Government Bond, 3.40%, 3/18/24	EUR	490	731
3.90%, 3/20/23		475	744
			1,475
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro, 4.00%, 9/1/20		350	541
5.50%, 11/1/22		1,100	1,848
			2,389
Japan (1.6%)
Japan Government Ten Year Bond, 1.10%, 3/20/21	JPY	90,000	938
Japan Government Thirty Year Bond, 1.70%, 6/20/33		170,000	1,778
2.00%, 9/20/40		36,000	385
			3,101
Kazakhstan (0.2%)
KazMunayGas National Co., JSC, 6.38%, 4/9/21		$400	447
Korea, Republic of (0.1%)
Korea Development Bank (The), 3.88%, 5/4/17		200	213
Mexico (0.8%)
Mexican Bonos, 7.50%, 6/3/27	MXN	6,300	552
10.00%, 12/5/24		5,500	567
Petroleos Mexicanos, 4.88%, 1/24/22		$390	423
			1,542

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Netherlands (0.9%)
Bank Nederlandse Gemeenten, 0.88%, 2/21/17 (c)		$350	$350
Netherlands Government Bond, 4.00%, 7/15/19 (c)	EUR	900	1,447
			1,797
New Zealand (0.5%)
New Zealand Government Bond, 3.00%, 4/15/20	NZD	1,200	988
Norway (0.2%)
Norway Government Bond, 3.75%, 5/25/21	NOK	1,750	316
Poland (0.5%)
Poland Government Bond, 5.75%, 10/25/21	PLN	2,000	764
Poland Government International Bond, 5.00%, 3/23/22		$180	200
			964
Portugal (1.9%)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16 (c)	EUR	418	612
5.65%, 2/15/24 (c)		1,873	2,983
			3,595
Qatar (0.1%)
Qatar Government International Bond, 4.00%, 1/20/15 (c)		$150	153
South Africa (0.1%)
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,700	156
Spain (1.1%)
Spain Government Bond, 4.20%, 1/31/37	EUR	175	259
4.40%, 10/31/23 (c)		800	1,259
5.85%, 1/31/22		390	673
			2,191
Sweden (0.9%)
Sweden Government Bond, 1.50%, 11/13/23	SEK	9,300	1,368
4.25%, 3/12/19		2,600	448
			1,816
United Kingdom (0.7%)
United Kingdom Gilt, 4.25%, 6/7/32 - 9/7/39	GBP	700	1,370
Total Sovereign (Cost $26,964)			28,806
U.S. Treasury Securities (2.4%)
United States (2.4%)
U.S. Treasury Bond, 3.50%, 2/15/39		$1,000	1,044
	Face Amount (000)	Value (000)
U.S. Treasury Notes, 1.50%, 6/30/16	$1,450	$1,480
2.38%, 6/30/18	2,000	2,085
Total U.S. Treasury Securities (Cost $4,467)		4,609
Total Fixed Income Securities (Cost $51,863)		54,789
	Shares
Common Stocks (46.5%)
Australia (0.7%)
AGL Energy Ltd.	677	10
Alumina Ltd. (e)	6,719	8
AMP Ltd.	5,422	27
ASX Ltd.	375	13
Australia & New Zealand Banking Group Ltd.	4,252	134
BHP Billiton Ltd.	4,416	149
Brambles Ltd.	2,286	20
Coca-Cola Amatil Ltd.	403	4
Commonwealth Bank of Australia	1,913	146
CSL Ltd.	753	47
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	9
GPT Group REIT	5,677	20
Incitec Pivot Ltd.	3,211	9
Insurance Australia Group Ltd.	3,794	21
Leighton Holdings Ltd.	311	6
Macquarie Group Ltd.	530	30
National Australia Bank Ltd.	3,145	97
Newcrest Mining Ltd. (e)	987	10
Orica Ltd.	817	15
Origin Energy Ltd.	1,806	25
Orora Ltd.	2,089	3
QBE Insurance Group Ltd.	2,540	26
Recall Holdings Ltd. (e)	457	2
Rio Tinto Ltd.	594	33
Santos Ltd.	1,398	19
Scentre Group REIT (e)	7,640	23
Shopping Centres Australasia Property Group REIT	320	1
Stockland REIT	6,279	23
Suncorp Group Ltd.	2,222	28
Sydney Airport	562	2
TABCORP Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	27
Transurban Group	2,557	18
Treasury Wine Estates Ltd.	1,224	6
Wesfarmers Ltd.	1,504	59
Westfield Corp. REIT	3,501	24
Westpac Banking Corp.	3,768	120
Woodside Petroleum Ltd.	832	32
Woolworths Ltd.	1,601	53
		1,301

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Austria (0.0%)
BUWOG AG (e)	47	$1
Erste Group Bank AG	537	17
Immofinanz AG (e)	955	3
Verbund AG, Class A	128	3
Voestalpine AG	270	13
		37
Belgium (0.1%)
Ageas	374	15
Anheuser-Busch InBev N.V.	1,713	197
Colruyt SA	199	10
Delhaize Group SA	105	7
Groupe Bruxelles Lambert SA	202	21
KBC Groep N.V. (e)	151	8
Solvay SA, Class A	98	17
Umicore SA	216	10
Viohalco SA/NV (e)	557	3
		288
Canada (0.9%)
Agnico-Eagle Mines Ltd.	200	8
Agrium, Inc.	200	18
Bank of Montreal	500	37
Bank of Nova Scotia	800	53
Barrick Gold Corp.	37,100	679
BCE, Inc.	1,000	45
Blackberry Ltd. (e)	500	5
Brookfield Asset Management, Inc., Class A	700	31
Cameco Corp.	500	10
Canadian Imperial Bank of Commerce	500	46
Canadian National Railway Co.	1,000	65
Canadian Natural Resources Ltd.	1,000	46
Canadian Pacific Railway Ltd.	200	36
Cenovus Energy, Inc.	800	26
Crescent Point Energy Corp.	300	13
Eldorado Gold Corp.	600	5
Enbridge, Inc.	900	43
Encana Corp.	900	21
Goldcorp, Inc.	800	22
Imperial Oil Ltd.	100	5
Kinross Gold Corp. (e)	1,200	5
Loblaw Cos. Ltd.	129	6
Magna International, Inc.	300	32
Manulife Financial Corp.	2,900	58
National Bank of Canada	400	17
Penn West Petroleum Ltd.	500	5
Potash Corp. of Saskatchewan, Inc.	900	34
Power Corp. of Canada	600	17
Rogers Communications, Inc., Class B	400	16
Royal Bank of Canada	1,200	86
Silver Wheaton Corp.	400	11
Sun Life Financial, Inc.	800	29
Suncor Energy, Inc.	1,600	68
Talisman Energy, Inc.	1,000	11
	Shares	Value (000)
Teck Resources Ltd., Class B	500	$11
Thomson Reuters Corp.	500	18
Toronto-Dominion Bank (The)	1,800	93
TransCanada Corp.	600	29
Yamana Gold, Inc.	900	7
		1,767
Chile (0.0%)
Antofagasta PLC	2,119	28
China (0.0%)
Wynn Macau Ltd. (f)	2,800	11
Denmark (0.2%)
AP Moeller - Maersk A/S	5	12
AP Moeller - Maersk A/S Series B	10	25
Carlsberg A/S Series B	111	12
Danske Bank A/S	684	19
DSV A/S	376	12
Novo Nordisk A/S	4,075	188
Novozymes A/S Series B	330	17
Vestas Wind Systems A/S (e)	387	19
		304
Finland (0.1%)
Elisa Oyj	277	9
Fortum Oyj	651	18
Kesko Oyj, Class B	66	3
Kone Oyj, Class B	584	24
Metso Oyj	204	8
Nokia Oyj	5,675	43
Nokian Renkaat Oyj	240	9
Sampo, Class A	605	31
Stora Enso Oyj, Class R	1,002	10
UPM-Kymmene Oyj	554	9
Valmet OYJ	204	2
Wartsila Oyj	291	14
		180
France (1.0%)
Aeroports de Paris (ADP)	55	7
Air Liquide SA	517	70
Airbus Group N.V.	675	45
Alcatel-Lucent (e)	7,434	27
Alstom SA	406	15
AXA SA	3,059	73
BNP Paribas SA	1,979	134
Bouygues SA	355	15
Cap Gemini SA	333	24
Carrefour SA	1,347	50
Casino Guichard Perrachon SA	58	8
CGG SA (e)	292	4
Christian Dior SA	127	25
Cie de St-Gobain	696	39
Cie Generale des Etablissements Michelin Series B	364	44
Credit Agricole SA	2,594	37

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
France (cont'd)
Danone SA	1,328	$99
Electricite de France SA	431	14
Essilor International SA	303	32
Fonciere Des Regions REIT	53	6
GDF Suez	1,973	54
Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	13
Klepierre REIT	187	10
L'Oreal SA	665	115
Lafarge SA	345	30
Legrand SA	195	12
LVMH Moet Hennessy Louis Vuitton SA	315	61
Orange SA	2,874	45
Pernod Ricard SA	567	68
Peugeot SA (e)	386	6
Publicis Groupe SA	312	26
Remy Cointreau SA	26	2
Renault SA	330	30
Safran SA	251	16
Sanofi	776	82
Schneider Electric SE	782	74
SES SA	614	23
Societe Generale SA	1,480	78
Sodexo	272	29
Technip SA	158	17
Thales SA	156	9
Total SA	2,225	161
Unibail-Rodamco SE REIT	89	26
Vallourec SA	167	7
Veolia Environnement SA	586	11
Vinci SA	830	62
Vivendi SA (e)	1,756	43
		1,883
Germany (0.6%)
Adidas AG	215	22
Allianz SE (Registered)	484	81
BASF SE	710	83
Bayer AG (Registered)	802	113
Bayerische Motoren Werke AG	433	55
Beiersdorf AG	103	10
Commerzbank AG (e)	93	1
Continental AG	103	24
Daimler AG (Registered)	829	78
Deutsche Bank AG (Registered)	1,070	38
Deutsche Boerse AG	187	14
Deutsche Lufthansa AG (Registered)	220	5
Deutsche Post AG (Registered)	738	27
Deutsche Telekom AG (Registered)	2,616	46
E.ON SE	1,804	37
Esprit Holdings Ltd. (f)	2,880	4
Fraport AG Frankfurt Airport Services Worldwide	43	3
	Shares	Value (000)
Fresenius Medical Care AG & Co., KGaA	226	$15
Fresenius SE & Co., KGaA	165	25
HeidelbergCement AG	75	6
Henkel AG & Co., KGaA	328	33
Henkel AG & Co., KGaA (Preference)	360	42
Infineon Technologies AG	1,553	19
K&S AG (Registered)	108	4
Lanxess AG	64	4
Linde AG	186	40
Merck KGaA	236	20
Metro AG (e)	342	15
Muenchener Rueckversicherungs AG (Registered)	249	55
Osram Licht AG (e)	69	3
Porsche Automobil Holding SE (Preference)	320	33
QIAGEN N.V. (e)	570	14
RWE AG	589	25
Salzgitter AG	88	4
SAP AG	960	74
Siemens AG (Registered)	696	92
Suedzucker AG	84	2
ThyssenKrupp AG (e)	249	7
Volkswagen AG	44	11
Volkswagen AG (Preference)	182	48
		1,232
Greece (0.1%)
Aegean Airlines SA (e)	45	1
Alpha Bank AE (e)	13,876	13
Athens Water Supply & Sewage Co., SA (The)	167	2
Diagnostic & Therapeutic Center of Athens Hygeia SA (e)	530	—	@
Ellaktor SA (e)	690	4
Elval — Hellenic Aluminium Industry SA	91	—	@
Folli Follie SA (e)	353	14
Fourlis Holdings SA (e)	332	3
Frigoglass SA (e)	162	1
GEK Terna Holding Real Estate Construction SA (e)	1,253	6
Hellenic Exchanges — Athens Stock Exchange SA Holding (e)	831	10
Hellenic Petroleum SA	347	3
Hellenic Telecommunications Organization SA (e)	2,767	41
Intracom Holdings SA (Registered) (e)	1,206	1
Intralot SA-Integrated Lottery Systems & Services (e)	2,167	6
JUMBO SA (e)	415	7
Marfin Investment Group Holdings SA (e)	6,179	4
Metka SA	287	5
MLS Multimedia SA (e)	101	1
Motor Oil Hellas Corinth Refineries SA	451	5
Mytilineos Holdings SA (e)	759	6
National Bank of Greece SA (e)	3,806	14
The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Greece (cont'd)
OPAP SA	2,369	$42
Piraeus Bank SA (e)	10,535	23
Piraeus Port Authority	55	1
Public Power Corp. SA	1,512	23
Sidenor Steel Products Manufacturing Co., SA (e)	396	1
Terna Energy SA	431	2
Thessaloniki Port Authority SA	17	1
Titan Cement Co., SA	628	20
		260
Hong Kong (0.2%)
Bank of East Asia Ltd.	3,315	14
BOC Hong Kong Holdings Ltd.	4,500	13
Cheung Kong Holdings Ltd.	2,000	36
CLP Holdings Ltd.	2,700	22
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	12
Hang Seng Bank Ltd.	1,700	28
Henderson Land Development Co., Ltd.	2,728	16
Hong Kong & China Gas Co., Ltd.	6,425	14
Hong Kong Exchanges and Clearing Ltd.	1,343	25
Hutchison Whampoa Ltd.	3,000	41
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Link REIT (The)	2,754	15
MTR Corp., Ltd.	3,088	12
New World Development Co., Ltd.	6,794	8
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	24
Sino Land Co., Ltd.	5,629	9
Sun Hung Kai Properties Ltd.	2,338	32
Swire Pacific Ltd., Class A	1,000	12
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	10
		375
Ireland (0.0%)
CRH PLC	832	21
Kerry Group PLC, Class A	153	12
		33
Italy (0.2%)
Assicurazioni Generali SpA	1,305	28
Atlantia SpA	346	10
Banco Popolare SC (e)	367	6
Enel Green Power SpA	1,917	5
Enel SpA	6,864	40
Eni SpA	2,182	60
Exor SpA	94	4
Fiat SpA (e)	1,034	10
Finmeccanica SpA (e)	598	6
Intesa Sanpaolo SpA	11,216	35
Luxottica Group SpA	117	7
Mediobanca SpA (e)	766	8
	Shares	Value (000)
Prysmian SpA	198	$4
Saipem SpA (e)	257	7
Snam SpA	1,686	10
Telecom Italia SpA (e)	9,102	11
Telecom Italia SpA	3,838	4
Terna Rete Elettrica Nazionale SpA	1,572	8
UniCredit SpA	3,298	28
Unione di Banche Italiane SCPA	803	7
		298
Japan (2.1%)
Aeon Co., Ltd.	2,900	36
Aisin Seiki Co., Ltd.	400	16
Ajinomoto Co., Inc.	3,000	47
Asahi Glass Co., Ltd.	2,000	12
Asahi Group Holdings Ltd.	1,500	47
Asahi Kasei Corp.	3,000	23
Astellas Pharma, Inc.	2,500	33
Bank of Yokohama Ltd. (The)	5,000	29
Bridgestone Corp.	1,200	42
Calbee, Inc.	100	3
Canon, Inc.	1,300	42
Central Japan Railway Co.	234	33
Chubu Electric Power Co., Inc. (e)	1,100	14
Chugoku Electric Power Co., Inc. (The)	700	10
Coca-Cola West Co., Ltd.	100	2
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	25
Daiichi Sankyo Co., Ltd.	1,000	19
Daikin Industries Ltd.	400	25
Daiwa House Industry Co., Ltd.	2,000	41
Daiwa Securities Group, Inc.	5,000	43
Denso Corp.	700	33
East Japan Railway Co.	500	39
Eisai Co., Ltd.	600	25
FamilyMart Co., Ltd.	100	4
FANUC Corp.	300	52
Fast Retailing Co., Ltd.	100	33
FUJIFILM Holdings Corp.	1,000	28
Fujitsu Ltd.	4,000	30
Hankyu Hanshin Holdings, Inc.	5,000	29
Hitachi Ltd.	5,000	37
Honda Motor Co., Ltd.	1,900	66
Hoya Corp.	900	30
Inpex Corp.	1,200	18
ITOCHU Corp.	2,200	28
Japan Tobacco, Inc.	3,046	111
JFE Holdings, Inc.	900	19
JX Holdings, Inc.	4,300	23
Kansai Electric Power Co., Inc. (The) (e)	1,200	11
Kao Corp.	1,600	63
KDDI Corp.	623	38
Keyence Corp.	200	87
Kintetsu Corp.	6,000	22

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Kirin Holdings Co., Ltd.	3,000	$43
Kobe Steel Ltd.	8,000	12
Komatsu Ltd.	1,600	37
Konica Minolta, Inc.	1,500	15
Kubota Corp.	3,000	43
Kuraray Co., Ltd.	1,000	13
Kyocera Corp.	600	28
Kyushu Electric Power Co., Inc. (e)	800	9
Lawson, Inc.	100	7
LIXIL Group Corp.	1,100	30
Marubeni Corp.	3,000	22
MEIJI Holdings Co., Ltd.	100	7
Mitsubishi Chemical Holdings Corp.	3,500	16
Mitsubishi Corp.	1,800	37
Mitsubishi Electric Corp.	3,000	37
Mitsubishi Estate Co., Ltd.	2,000	49
Mitsubishi Heavy Industries Ltd.	7,000	44
Mitsui & Co., Ltd.	2,200	35
Mitsui Fudosan Co., Ltd.	2,000	67
Mitsui OSK Lines Ltd.	3,000	11
Mizuho Financial Group, Inc.	28,900	59
MS&AD Insurance Group Holdings, Inc.	1,100	27
Murata Manufacturing Co., Ltd.	300	28
NEC Corp.	8,000	25
NGK Insulators Ltd.	1,000	23
Nidec Corp.	400	25
Nikon Corp.	800	13
Nintendo Co., Ltd.	100	12
Nippon Building Fund, Inc. REIT	4	23
Nippon Steel Sumitomo Metal Corp.	10,000	32
Nippon Telegraph & Telephone Corp.	700	44
Nippon Yusen KK	3,000	9
Nissan Motor Co., Ltd.	3,000	28
Nisshin Seifun Group, Inc.	300	4
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	300	14
NKSJ Holdings, Inc.	1,000	27
Nomura Holdings, Inc.	5,300	38
NTT DoCoMo, Inc.	2,100	36
Odakyu Electric Railway Co., Ltd.	3,000	29
Olympus Corp. (e)	500	17
Omron Corp.	700	29
Oriental Land Co., Ltd.	200	34
ORIX Corp.	1,710	28
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp.	2,800	34
Rakuten, Inc.	2,000	26
Ricoh Co., Ltd.	2,000	24
Rohm Co., Ltd.	300	17
Secom Co., Ltd.	500	31
Sekisui House Ltd.	2,000	27
Seven & I Holdings Co., Ltd.	2,400	101
	Shares	Value (000)
Sharp Corp. (e)	2,000	$6
Shikoku Electric Power Co., Inc. (e)	500	7
Shin-Etsu Chemical Co., Ltd.	500	30
Shionogi & Co., Ltd.	1,200	25
Shiseido Co., Ltd.	1,400	26
Shizuoka Bank Ltd. (The)	3,000	32
SMC Corp.	200	54
Softbank Corp.	1,100	82
Sony Corp.	1,300	22
Sumitomo Chemical Co., Ltd.	3,000	11
Sumitomo Corp.	1,900	26
Sumitomo Electric Industries Ltd.	1,200	17
Sumitomo Metal Mining Co., Ltd.	1,000	16
Sumitomo Mitsui Financial Group, Inc.	1,900	80
Sumitomo Mitsui Trust Holdings, Inc.	5,000	23
Sumitomo Realty & Development Co., Ltd.	1,000	43
Suntory Beverage & Food Ltd.	200	8
Suzuki Motor Corp.	700	22
T&D Holdings, Inc.	1,700	23
Takeda Pharmaceutical Co., Ltd.	900	42
TDK Corp.	400	19
Terumo Corp.	1,000	22
Tohoku Electric Power Co., Inc.	1,000	12
Tokio Marine Holdings, Inc.	1,100	36
Tokyo Electric Power Co., Inc. (e)	3,400	14
Tokyo Electron Ltd.	500	34
Tokyo Gas Co., Ltd.	4,000	23
Tokyu Corp.	3,000	21
Toray Industries, Inc.	3,000	20
Toshiba Corp.	5,000	23
Toyota Industries Corp.	800	41
Toyota Motor Corp.	3,400	204
Unicharm Corp.	200	12
West Japan Railway Co.	400	18
Yahoo! Japan Corp.	4,700	22
Yakult Honsha Co., Ltd.	100	5
Yamada Denki Co., Ltd.	2,500	9
Yamato Holdings Co., Ltd.	400	8
		3,968
Kazakhstan (0.0%)
Kazakhmys PLC (e)	1,579	8
Netherlands (0.3%)
Akzo Nobel N.V.	388	29
ArcelorMittal	1,340	20
ASML Holding N.V.	509	47
CNH Industrial N.V.	777	8
Corio N.V. REIT	116	6
Fugro N.V. CVA	96	6
Heineken Holding N.V.	103	7
Heineken N.V.	850	61
ING Groep N.V. CVA (e)	5,653	79
Koninklijke Ahold N.V.	2,556	48
Koninklijke KPN N.V. (e)	1,823	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Koninklijke Philips N.V.	1,872	$59
Koninklijke Vopak N.V.	116	6
PostNL N.V. (e)	656	3
TNT Express N.V.	586	5
Unilever N.V. CVA	3,619	158
		549
Norway (0.1%)
Aker Solutions ASA	246	4
DnB ASA	2,312	42
Kvaerner ASA	246	1
Norsk Hydro ASA	1,778	9
Orkla ASA	1,990	18
REC Silicon ASA (e)	1,171	1
Statoil ASA	2,284	70
Subsea 7 SA	420	8
Telenor ASA	995	23
Yara International ASA	352	17
		193
Poland (0.0%)
Jeronimo Martins SGPS SA	2,594	43
Portugal (0.1%)
Altri SGPS SA	849	2
Banco BPI SA (e)	4,657	10
Banco Comercial Portugues SA (e)	198,689	52
Banco Espirito Santo SA (Registered) (e)	29,001	24
EDP — Energias de Portugal SA	17,512	88
Galp Energia SGPS SA	2,980	55
Mota-Engil SGPS SA	515	4
Portucel SA	656	3
Portugal Telecom SGPS SA (Registered)	9,777	36
Sonae	2,879	5
Sonaecom — SGPS SA (e)	1,314	3
Zon Optimus SGPS SA	645	4
		286
South Africa (0.2%)
SABMiller PLC	5,455	316
Spain (0.3%)
Abertis Infraestructuras SA	497	12
ACS Actividades de Construccion y Servicios SA	323	15
Amadeus IT Holding SA, Class A	300	12
Banco Bilbao Vizcaya Argentaria SA	6,136	78
Banco de Sabadell SA	7,319	25
Banco Popular Espanol SA	1,018	7
Banco Santander SA	10,935	114
CaixaBank SA	1,402	9
Distribuidora Internacional de Alimentacion SA	1,566	14
EDP Renovaveis SA	2,930	22
Enagas SA	359	12
Ferrovial SA	526	12
	Shares	Value (000)
Gas Natural SDG SA	327	$10
Grifols SA	139	8
Grifols SA, Class B	19	1
Iberdrola SA	4,724	36
Inditex SA	281	43
International Consolidated Airlines Group SA (e)	1,797	11
Red Electrica Corp., SA	144	13
Repsol SA	1,442	38
Telefonica SA	4,272	73
		565
Sweden (0.8%)
Alfa Laval AB	1,433	37
Assa Abloy AB, Class B	1,134	58
Atlas Copco AB, Class A	2,752	80
Atlas Copco AB, Class B	1,447	39
Boliden AB	904	13
Electrolux AB, Class B	644	16
Hennes & Mauritz AB, Class B	3,058	134
Hexagon AB, Class B	800	26
Husqvarna AB, Class B	486	4
Investment AB Kinnevik	376	16
Investor AB, Class B	1,472	55
Millicom International Cellular SA SDR	268	25
Nordea Bank AB	10,414	147
Ratos AB, Class B	242	2
Sandvik AB	3,965	54
Skandinaviska Enskilda Banken AB	7,682	103
Skanska AB, Class B	815	19
SKF AB, Class B	1,216	31
Svenska Cellulosa AB SCA, Class B	2,542	66
Svenska Handelsbanken AB, Class A	2,527	124
Swedbank AB, Class A	1,753	46
Swedish Match AB	1,654	57
Tele2 AB, Class B	1,116	13
Telefonaktiebolaget LM Ericsson, Class B	10,055	121
TeliaSonera AB	14,846	108
Volvo AB, Class B	5,564	77
		1,471
Switzerland (2.4%)
ABB Ltd. (Registered) (e)	9,136	210
Actelion Ltd. (Registered) (e)	826	105
Adecco SA (Registered) (e)	856	70
Aryzta AG (e)	88	8
Baloise Holding AG (Registered)	328	39
Barry Callebaut AG (Registered) (e)	2	3
Cie Financiere Richemont SA (Registered)	1,741	183
Coca-Cola HBC AG (e)	727	17
Credit Suisse Group AG (Registered) (e)	4,492	128
GAM Holding AG (e)	1,136	22
Geberit AG (Registered)	272	95
Givaudan SA (Registered) (e)	43	72
Holcim Ltd. (Registered) (e)	803	71

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Julius Baer Group Ltd. (e)	872	$36
Kuehne & Nagel International AG (Registered)	257	34
Lindt & Spruengli AG	1	5
Lonza Group AG (Registered) (e)	409	45
Nestle SA (Registered)	13,749	1,065
Novartis AG (Registered)	4,021	364
Roche Holding AG (Genusschein)	3,741	1,116
Schindler Holding AG	292	44
SGS SA (Registered)	41	98
Sonova Holding AG (Registered)	429	65
Swatch Group AG (The)	117	71
Swiss Life Holding AG (Registered) (e)	132	31
Swiss Re AG (e)	487	43
Syngenta AG (Registered)	460	171
UBS AG (Registered) (e)	13,619	250
Zurich Insurance Group AG (e)	679	205
		4,666
United Kingdom (5.4%)
3i Group PLC	4,963	34
Admiral Group PLC	1,371	36
AMEC PLC	1,662	35
Anglo American PLC	4,826	118
ARM Holdings PLC	9,016	136
Associated British Foods PLC	363	19
AstraZeneca PLC	3,073	228
Aviva PLC	14,316	125
BAE Systems PLC	18,477	137
Barclays PLC	82,361	300
BG Group PLC	11,049	233
BHP Billiton PLC	7,996	259
BP PLC	42,651	376
British American Tobacco PLC	8,605	512
British Land Co., PLC REIT	5,003	60
British Sky Broadcasting Group PLC	7,459	115
BT Group PLC	49,753	328
Burberry Group PLC	1,622	41
Cairn Energy PLC (e)	2,702	9
Capita PLC	4,187	82
Centrica PLC	23,157	124
Compass Group PLC	10,623	185
Diageo PLC	11,431	365
Experian PLC	5,734	97
Friends Life Group Ltd.	7,959	43
G4S PLC	13,331	58
GlaxoSmithKline PLC	9,930	266
Glencore PLC (e)	29,369	164
Hammerson PLC REIT	3,958	39
HSBC Holdings PLC	28,958	294
ICAP PLC	2,393	16
Imperial Tobacco Group PLC	5,073	228
Inmarsat PLC	860	11
Intu Properties PLC REIT	3,113	17
	Shares	Value (000)
Investec PLC	2,907	$27
J Sainsbury PLC	1,255	7
Johnson Matthey PLC	960	51
Land Securities Group PLC REIT	4,269	76
Legal & General Group PLC	23,729	91
Lloyds Banking Group PLC (e)	97,907	124
Man Group PLC	8,436	15
Marks & Spencer Group PLC	5,352	39
National Grid PLC	13,973	201
Next PLC	1,228	136
Old Mutual PLC	19,436	66
Petrofac Ltd.	1,454	30
Prudential PLC	13,665	314
Randgold Resources Ltd.	323	27
Reckitt Benckiser Group PLC	3,636	317
Reed Elsevier PLC	7,017	113
Rexam PLC	3,426	31
Rio Tinto PLC	5,060	269
Rolls-Royce Holdings PLC (e)	12,280	225
Royal Bank of Scotland Group PLC (e)	12,080	68
Royal Dutch Shell PLC, Class A	11,092	459
Royal Dutch Shell PLC, Class B	8,887	387
RSA Insurance Group PLC	3,934	32
Schroders PLC	497	21
Segro PLC REIT	4,169	25
Severn Trent PLC	1,079	36
Shire PLC	4,249	332
Signet Jewelers Ltd.	173	19
Smith & Nephew PLC	5,772	103
Smiths Group PLC	2,245	50
SSE PLC	4,267	114
Standard Chartered PLC	5,472	112
Standard Life PLC	10,449	67
Tate & Lyle PLC	471	5
Tesco PLC	34,831	169
Tullow Oil PLC	4,038	59
Unilever PLC	5,941	270
United Utilities Group PLC	3,293	50
Vodafone Group PLC	128,350	428
Weir Group PLC (The)	985	44
WM Morrison Supermarkets PLC	13,224	41
Wolseley PLC	1,199	66
WPP PLC	12,234	267
		10,473
United States (30.7%)
3M Co.	4,129	591
AAON, Inc.	348	12
Aaron's, Inc.	538	19
Abbott Laboratories	5,682	232
AbbVie, Inc.	4,882	276
Accenture PLC, Class A	2,786	225
Actuant Corp., Class A	557	19
Acuity Brands, Inc.	141	20

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Adobe Systems, Inc. (e)	974	$70
ADT Corp. (The)	13	—	@
Advance Auto Parts, Inc.	145	20
AES Corp.	374	6
Aetna, Inc.	385	31
Agilent Technologies, Inc.	203	12
Alexander & Baldwin, Inc.	456	19
Alexion Pharmaceuticals, Inc. (e)	221	35
Allegion PLC	326	18
Allergan, Inc.	758	128
Alpha Natural Resources, Inc. (e)	109	—	@
Altera Corp.	401	14
Altria Group, Inc.	10,529	442
Amazon.com, Inc. (e)	1,483	482
Amcor Ltd.	2,089	21
Ameren Corp.	189	8
American Electric Power Co., Inc.	752	42
American Express Co.	15,874	1,506
American International Group, Inc.	8,100	442
American Tower Corp. REIT	558	50
Ameriprise Financial, Inc.	201	24
AmerisourceBergen Corp.	454	33
AMETEK, Inc.	352	18
Amgen, Inc.	2,768	328
Amphenol Corp., Class A	484	47
Anadarko Petroleum Corp.	4,083	447
Analog Devices, Inc.	152	8
Analogic Corp.	176	14
Annaly Capital Management, Inc. REIT	1,117	13
Apache Corp.	229	23
Apple, Inc.	21,385	1,987
ArcBest Corp.	446	19
Arch Coal, Inc.	5,074	19
Archer-Daniels-Midland Co.	596	26
AT&T, Inc.	17,038	602
Automatic Data Processing, Inc.	411	33
Avery Dennison Corp.	471	24
Avon Products, Inc.	388	6
Baker Hughes, Inc.	741	55
Balchem Corp.	285	15
Bank of America Corp.	48,416	744
Bank of New York Mellon Corp. (The)	1,149	43
Baxter International, Inc.	3,758	272
BB&T Corp.	1,116	44
Becton Dickinson and Co.	363	43
Bed Bath & Beyond, Inc. (e)	391	22
Belden, Inc.	251	20
Berkshire Hathaway, Inc., Class B (e)	4,000	506
Biogen Idec, Inc. (e)	1,250	394
Blackhawk Network Holdings, Inc. (e)	35	1
BlackRock, Inc.	1,249	399
Boeing Co. (The)	2,731	347
	Shares	Value (000)
Boston Properties, Inc. REIT	158	$19
Boston Scientific Corp. (e)	786	10
Bristol-Myers Squibb Co.	9,568	464
Broadcom Corp., Class A	437	16
Brookfield Property Partners LP	40	1
Brown-Forman Corp., Class B	112	11
Bunge Ltd.	134	10
C.H. Robinson Worldwide, Inc.	209	13
Cablevision Systems Corp.	688	12
Cabot Oil & Gas Corp.	535	18
Callaway Golf Co.	1,605	13
Cameron International Corp. (e)	80	5
Campbell Soup Co.	186	9
Cantel Medical Corp.	226	8
Capital One Financial Corp.	201	17
Cardinal Health, Inc.	164	11
CareFusion Corp. (e)	496	22
Carnival Corp.	2	—	@
Cash America International, Inc.	426	19
Caterpillar, Inc.	3,832	416
CBS Corp., Class B	911	57
Celgene Corp. (e)	3,444	296
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	908	33
Cerner Corp. (e)	770	40
CF Industries Holdings, Inc.	7	2
Charles Schwab Corp. (The)	1,957	53
Chesapeake Energy Corp.	223	7
Chevron Corp.	7,032	918
Chipotle Mexican Grill, Inc. (e)	40	24
Church & Dwight Co., Inc.	124	9
Cigna Corp.	600	55
Cimarex Energy Co.	132	19
Cintas Corp.	169	11
CIRCOR International, Inc.	157	12
Cisco Systems, Inc.	20,077	499
CIT Group, Inc.	544	25
Citigroup, Inc.	13,461	634
Citrix Systems, Inc. (e)	333	21
Cliffs Natural Resources, Inc.	15	—	@
Clorox Co. (The)	118	11
CME Group, Inc.	191	14
Coach, Inc.	422	14
Coca-Cola Co.	7,537	319
Coca-Cola Enterprises, Inc.	338	16
Cognizant Technology Solutions Corp., Class A (e)	726	36
Colgate-Palmolive Co.	11,836	807
Comcast Corp., Class A	9,888	531
Comcast Corp. Special Class A	806	43
Comerica, Inc.	201	10
ConAgra Foods, Inc.	379	11
Concho Resources, Inc. (e)	109	16

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
ConocoPhillips	7,057	$605
CONSOL Energy, Inc.	914	42
Consolidated Edison, Inc.	416	24
Constellation Brands, Inc., Class A (e)	148	13
Cooper Cos., Inc. (The)	139	19
Costco Wholesale Corp.	3,002	346
Covidien PLC	213	19
CR Bard, Inc.	245	35
Crown Castle International Corp.	635	47
CST Brands, Inc.	620	21
CSX Corp.	850	26
Cubic Corp.	428	19
Cummins, Inc.	9	1
CVS Caremark Corp.	12,852	969
Cytec Industries, Inc.	182	19
D.R. Horton, Inc.	793	19
Danaher Corp.	5,867	462
DaVita HealthCare Partners, Inc. (e)	282	20
Deere & Co.	22	2
Delta Air Lines, Inc.	487	19
Deltic Timber Corp.	116	7
DENTSPLY International, Inc.	399	19
Devon Energy Corp.	456	36
DIRECTV, Class A (e)	612	52
Discover Financial Services	705	44
Discovery Communications, Inc., Class A (e)	605	45
Discovery Communications, Inc., Class C (e)	605	44
Dominion Resources, Inc.	454	32
Dow Chemical Co. (The)	6,600	340
Dr. Pepper Snapple Group, Inc.	185	11
DTE Energy Co.	363	28
Duke Energy Corp.	3,155	234
Dun & Bradstreet Corp. (The)	144	16
Eagle Materials, Inc.	198	19
Eaton Corp., PLC	27	2
eBay, Inc. (e)	6,559	328
Ecolab, Inc.	29	3
Edison International	548	32
Edwards Lifesciences Corp. (e)	147	13
EI du Pont de Nemours & Co.	4,800	314
Eli Lilly & Co.	4,232	263
EMC Corp.	15,015	396
EMCOR Group, Inc.	425	19
Emerson Electric Co.	3,934	261
Encore Wire Corp.	138	7
Energen Corp.	211	19
Energizer Holdings, Inc.	56	7
EnerSys	269	19
Entergy Corp.	365	30
EOG Resources, Inc.	1,171	137
EQT Corp.	174	19
Equity Residential REIT	437	28
	Shares	Value (000)
Estee Lauder Cos., Inc. (The), Class A	684	$51
Exelon Corp.	799	29
Express Scripts Holding Co. (e)	2,660	184
Exxon Mobil Corp.	14,674	1,477
Facebook, Inc., Class A (e)	5,300	357
Fair Isaac Corp.	307	20
Fastenal Co.	14	1
FedEx Corp.	546	83
FEI Co.	213	19
Fifth Third Bancorp	1,665	36
Financial Engines, Inc.	389	18
FirstEnergy Corp.	491	17
Fluor Corp.	41	3
FMC Technologies, Inc. (e)	89	5
Ford Motor Co.	19,894	343
Franklin Resources, Inc.	401	23
Freeport-McMoRan Copper & Gold, Inc.	34,800	1,270
Frontier Communications Corp.	723	4
General Dynamics Corp.	66	8
General Electric Co.	21,808	573
General Growth Properties, Inc. REIT	1,205	28
General Mills, Inc.	1,529	80
Gilead Sciences, Inc. (e)	4,673	387
Global Payments, Inc.	264	19
Goldman Sachs Group, Inc. (The)	2,125	356
Google, Inc., Class A (e)	758	443
Google, Inc., Class C (e)	758	436
Green Plains, Inc.	579	19
Halliburton Co.	32,630	2,317
HCP, Inc. REIT	398	16
Health Care, Inc. REIT	437	27
Heartland Express, Inc.	873	19
Henry Schein, Inc. (e)	149	18
Herbalife Ltd.	80	5
Hershey Co. (The)	291	28
Hess Corp.	209	21
Hewlett-Packard Co.	4,706	159
Home Depot, Inc.	6,600	534
Honeywell International, Inc.	6,241	580
Hormel Foods Corp.	132	7
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	15
Illinois Tool Works, Inc.	26	2
Intel Corp.	11,863	367
Intercontinental Exchange, Inc.	115	22
Interface, Inc.	896	17
International Business Machines Corp.	3,546	643
International Speedway Corp., Class A	236	8
Interpublic Group of Cos., Inc. (The)	1,560	30
Intuit, Inc.	405	33
Intuitive Surgical, Inc. (e)	43	18
Invacare Corp.	306	6
Invesco Ltd.	752	28

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Iron Mountain, Inc.	561	$20
JM Smucker Co. (The)	98	10
Johnson & Johnson	10,320	1,080
Johnson Controls, Inc.	688	34
Jones Lang LaSalle, Inc.	151	19
Joy Global, Inc.	41	3
JPMorgan Chase & Co.	18,638	1,074
Juniper Networks, Inc. (e)	1,098	27
KB Home	1,080	20
Kellogg Co.	838	55
Keurig Green Mountain, Inc.	125	16
KeyCorp	1,279	18
Kimberly-Clark Corp.	3,344	372
Kimco Realty Corp. REIT	926	21
Kohl's Corp.	382	20
Kraft Foods Group, Inc.	637	38
Kroger Co. (The)	1,406	70
L Brands, Inc.	450	26
Laboratory Corp. of America Holdings (e)	155	16
Landstar System, Inc.	297	19
Las Vegas Sands Corp.	147	11
Lennar Corp., Class A	462	19
Li & Fung Ltd. (f)	8,000	12
Liberty Global PLC, Class A (e)	339	15
Liberty Global PLC Series C (e)	1,299	55
Liberty Property Trust REIT	542	21
Lithia Motors, Inc., Class A	203	19
Lockheed Martin Corp.	14	2
Loews Corp.	433	19
Lorillard, Inc.	343	21
Lowe's Cos., Inc.	7,042	338
M&T Bank Corp.	181	22
Macerich Co. (The) REIT	437	29
Mallinckrodt PLC (e)	26	2
Manpowergroup, Inc.	99	8
Marathon Oil Corp.	586	23
Marathon Petroleum Corp.	419	33
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	8,165	600
MAXIMUS, Inc.	446	19
McCormick & Co., Inc.	109	8
McDonald's Corp.	4,074	410
McGraw Hill Financial, Inc.	496	41
McKesson Corp.	484	90
Mead Johnson Nutrition Co.	420	39
Medtronic, Inc.	7,145	456
Merck & Co., Inc.	7,922	458
Microsoft Corp.	24,114	1,006
Minerals Technologies, Inc.	290	19
Molson Coors Brewing Co., Class B	136	10
Mondelez International, Inc., Class A	4,264	160
Monsanto Co.	1,048	131
	Shares	Value (000)
Monster Beverage Corp. (e)	128	$9
Mosaic Co. (The)	26	1
Murphy Oil Corp.	416	28
Murphy USA, Inc. (e)	129	6
Nabors Industries Ltd.	672	20
NASDAQ OMX Group, Inc. (The)	170	7
National Oilwell Varco, Inc.	597	49
NetApp, Inc.	1,014	37
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (e)	534	24
Newmont Mining Corp.	25,744	655
News Corp., Class A (e)	1,494	27
News Corp., Class B (e)	256	4
NextEra Energy, Inc.	399	41
NII Holdings, Inc. (e)	90	—	@
NIKE, Inc., Class B	6,402	496
Noble Corp. PLC	201	7
Noble Energy, Inc.	595	46
Nordstrom, Inc.	124	8
Norfolk Southern Corp.	787	81
Northrop Grumman Corp.	17	2
NOW, Inc. (e)	149	5
O'Reilly Automotive, Inc. (e)	229	34
Occidental Petroleum Corp.	3,503	360
Olympic Steel, Inc.	59	1
Omnicom Group, Inc.	359	26
ONE Gas, Inc.	102	4
ONEOK, Inc.	408	28
Oracle Corp.	14,707	596
PACCAR, Inc.	20	1
Peabody Energy Corp.	703	12
Pentair PLC	6	—	@
People's United Financial, Inc.	170	3
PepsiCo, Inc.	6,986	624
PerkinElmer, Inc.	402	19
Perrigo Co., PLC	132	19
Pfizer, Inc.	17,312	514
PG&E Corp.	544	26
Philip Morris International, Inc.	6,662	562
Phillips 66	2,437	196
Pioneer Natural Resources Co.	463	106
Pitney Bowes, Inc.	184	5
Plum Creek Timber Co., Inc. REIT	542	24
PNC Financial Services Group, Inc. (The)	2,010	179
Power Integrations, Inc.	324	19
PPL Corp.	571	20
Praxair, Inc.	26	3
Precision Castparts Corp.	77	19
Priceline Group, Inc. (e)	48	58
PrivateBancorp, Inc.	646	19
Procter & Gamble Co. (The)	13,042	1,025
ProLogis, Inc. REIT	397	16
Public Service Enterprise Group, Inc.	671	27

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Public Storage REIT	151	$26
PVH Corp.	165	19
QEP Resources, Inc.	555	19
Qualcomm, Inc.	9,876	782
Quest Diagnostics, Inc.	232	14
Range Resources Corp.	345	30
Rayonier Advanced Materials (e)	153	6
Rayonier, Inc. REIT	460	16
Raytheon Co.	20	2
Regions Financial Corp.	1,787	19
Republic Services, Inc.	596	23
Reynolds American, Inc.	299	18
Robert Half International, Inc.	201	10
Rockwell Automation, Inc.	9	1
Roper Industries, Inc.	128	19
Ross Stores, Inc.	416	28
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The)	490	19
Safeway, Inc.	219	8
Salesforce.com, Inc. (e)	549	32
SanDisk Corp.	382	40
Schlumberger Ltd.	5,019	592
Scripps Networks Interactive, Inc., Class A	143	12
Sempra Energy	431	45
Simon Property Group, Inc. REIT	1,488	247
SM Energy Co.	230	19
Sonic Automotive, Inc., Class A	730	19
Southern Co. (The)	666	30
Southwest Airlines Co.	705	19
Southwestern Energy Co. (e)	672	31
Spectra Energy Corp.	805	34
Sprint Corp. (e)	3,916	33
St. Jude Medical, Inc.	444	31
Standex International Corp.	115	9
Staples, Inc.	425	5
Starbucks Corp.	4,097	317
State Street Corp.	432	29
Stericycle, Inc. (e)	235	28
Stewart Information Services Corp.	467	14
Stryker Corp.	405	34
SunTrust Banks, Inc.	631	25
Symantec Corp.	918	21
Sysco Corp.	1,428	53
T. Rowe Price Group, Inc.	362	31
Target Corp.	3,847	223
TE Connectivity Ltd.	167	10
Tenaris SA	473	11
Terex Corp.	468	19
Texas Instruments, Inc.	11,124	532
Textron, Inc.	483	19
Thermo Fisher Scientific, Inc.	645	76
	Shares	Value (000)
Time Warner Cable, Inc.	448	$66
Time Warner, Inc.	2,356	166
Time, Inc. (e)	294	7
Titan International, Inc.	1,175	20
TJX Cos., Inc.	1,969	105
Towers Watson & Co., Class A	180	19
Trinity Industries, Inc.	448	20
Triumph Group, Inc.	265	19
Twenty-First Century Fox, Inc.	6,251	219
Tyco International Ltd.	27	1
Tyson Foods, Inc., Class A	255	10
Ultra Petroleum Corp. (e)	130	4
UniFirst Corp.	185	20
Union Pacific Corp.	6,312	630
United Parcel Service, Inc., Class B	7,570	777
United Technologies Corp.	11,544	1,333
UnitedHealth Group, Inc.	6,491	531
Universal Health Services, Inc., Class B	192	18
US Bancorp	5,159	223
UTi Worldwide, Inc.	1,893	20
Valero Energy Corp.	746	37
Valmont Industries, Inc.	117	18
Varian Medical Systems, Inc. (e)	357	30
Ventas, Inc. REIT	437	28
Verisk Analytics, Inc., Class A (e)	152	9
Verizon Communications, Inc.	13,490	660
VF Corp.	424	27
Viacom, Inc., Class B	373	32
Visa, Inc., Class A	2,593	546
Vornado Realty Trust REIT	118	13
Vulcan Materials Co.	289	18
Wabtec Corp.	227	19
Wal-Mart Stores, Inc.	13,085	982
Walgreen Co.	1,921	142
Walt Disney Co. (The)	7,082	607
Washington Prime Group, Inc. REIT (e)	744	14
Waste Management, Inc.	610	27
Weatherford International PLC (e)	1,834	42
WellPoint, Inc.	422	45
Wells Fargo & Co.	13,701	720
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	736	24
Whole Foods Market, Inc.	1,075	42
Williams Cos., Inc. (The)	1,063	62
Wisconsin Energy Corp.	199	9
Woodward, Inc.	380	19
World Fuel Services Corp.	396	20
WPX Energy, Inc. (e)	374	9
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	21
Xcel Energy, Inc.	476	15
Xerox Corp.	2,250	28
Xylem, Inc.	121	5

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Yahoo!, Inc. (e)	1,106	$39
Yum! Brands, Inc.	492	40
Zimmer Holdings, Inc.	235	24
Zions Bancorporation	631	19
Zoetis, Inc.	4,288	138
		59,314
Total Common Stocks (Cost $73,443)		89,849
	No. of Rights
Rights (0.0%)
Portugal (0.0%)
Mota Engil SGPS (Portugal) (e)(g) (Cost $—)	846	1
	No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA (e)	386	1
Hong Kong (0.0%)
Sun Hung Kai Properties Ltd. (e)	192	—	@
Total Warrants (Cost $—@)		1
	Shares
Investment Companies (5.4%)
United Kingdom (0.2%)
ETFS Daily Short Copper (e)	13,880	423
United States (5.2%)
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note H)	110,893	2,884
SPDR S&P 500 ETF Trust	35,000	6,850
iShares MSCI Emerging Markets Index Fund	7,100	307
		10,041
Total Investment Companies (Cost $8,788)		10,464
Short-Term Investments (19.3%)
Investment Company (19.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $36,788)	36,787,990	36,788
	Face Amount (000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills, 0.04%, 8/21/14 (h)(i)	$308	308
0.05%, 8/21/14 (h)(i)	365	365
Total U.S. Treasury Securities (Cost $673)		673
Total Short-Term Investments (Cost $37,461)		37,461
Total Investments (99.6%) (Cost $171,555) (j)		192,565
Other Assets in Excess of Liabilities (0.4%)		740
Net Assets (100.0%)		$193,305
(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.

(e)  Non-income producing security.

(f)  Security trades on the Hong Kong exchange.

(g)  Security has been deemed illiquid at June 30, 2014.

(h)  Rate shown is the yield to maturity at June 30, 2014.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	871	$982	7/17/14	USD	968	$968	$(14)
Bank of America NA	USD	200	200	7/17/14	GBP	118	202	2
Bank of America NA	USD	239	239	7/17/14	RUB	8,267	243	4
Bank of Montreal	TRY	568	267	7/17/14	USD	262	262	(5)
Bank of New York Mellon	EUR	1,360	1,862	7/17/14	USD	1,842	1,842	(20)
Bank of New York Mellon	USD	1,934	1,934	7/17/14	HKD	14,988	1,934	(— @)
Barclays Bank PLC	AUD	1,563	1,473	7/17/14	USD	1,457	1,457	(16)
Barclays Bank PLC	CLP	783,233	1,414	7/17/14	USD	1,409	1,409	(5)
Barclays Bank PLC	EUR	399	547	7/17/14	USD	541	541	(6)
Barclays Bank PLC	USD	280	280	7/17/14	KRW	285,632	283	3
Citibank NA	CAD	1,660	1,555	7/17/14	USD	1,546	1,546	(9)
Citibank NA	EUR	637	872	7/17/14	USD	863	863	(9)
Citibank NA	JPY	13,724	136	7/17/14	USD	135	135	(1)
Citibank NA	MXN	5,569	428	7/17/14	USD	427	427	(1)
Citibank NA	USD	430	430	7/17/14	AUD	460	433	3
Citibank NA	USD	3,642	3,642	7/17/14	JPY	371,994	3,673	31
Citibank NA	USD	179	179	7/17/14	JPY	18,161	179	— @
Citibank NA	ZAR	2,016	189	7/17/14	USD	190	190	1
Commonwealth Bank of Australia	AUD	3,053	2,876	7/17/14	USD	2,845	2,845	(31)
Commonwealth Bank of Australia	USD	837	837	7/17/14	AUD	887	836	(1)
Credit Suisse International	GBP	646	1,105	7/17/14	USD	1,096	1,096	(9)
Deutsche Bank AG	AUD	869	819	7/17/14	USD	810	810	(9)
Deutsche Bank AG	CHF	793	894	7/17/14	USD	881	881	(13)
Deutsche Bank AG	EUR	180	247	7/17/14	PLN	750	247	(— @)
Deutsche Bank AG	GBP	895	1,531	7/17/14	USD	1,518	1,518	(13)
Deutsche Bank AG	NZD	1,635	1,429	7/17/14	USD	1,423	1,423	(6)
Deutsche Bank AG	PLN	652	214	7/17/14	USD	213	213	(1)
Deutsche Bank AG	PLN	1,131	372	7/17/14	USD	371	371	(1)
Deutsche Bank AG	SEK	10,083	1,508	7/17/14	USD	1,498	1,498	(10)
Deutsche Bank AG	USD	529	529	7/17/14	DKK	2,914	535	6
Deutsche Bank AG	USD	4,829	4,829	7/17/14	JPY	491,129	4,849	20
Deutsche Bank AG	USD	1,427	1,427	7/17/14	SEK	9,480	1,419	(8)
Deutsche Bank AG	USD	542	542	7/17/14	SGD	679	545	3
Deutsche Bank AG	USD	189	189	7/17/14	TRY	408	192	3
Goldman Sachs International	AUD	1,563	1,473	7/17/14	USD	1,457	1,457	(16)
Goldman Sachs International	EUR	624	854	7/17/14	USD	845	845	(9)
Goldman Sachs International	USD	195	195	7/17/14	CAD	211	198	3
Goldman Sachs International	USD	843	843	7/17/14	EUR	620	850	7
HSBC Bank PLC	MXN	2,837	219	7/17/14	USD	218	218	(1)
HSBC Bank PLC	USD	31	31	7/17/14	EUR	22	31	— @
HSBC Bank PLC	USD	1,976	1,976	7/17/14	GBP	1,163	1,990	14
HSBC Bank PLC	USD	151	151	7/17/14	ZAR	1,606	150	(1)
JPMorgan Chase Bank NA	NZD	3,304	2,889	7/17/14	USD	2,852	2,852	(37)
JPMorgan Chase Bank NA	USD	565	565	7/17/14	NZD	646	565	(— @)
JPMorgan Chase Bank NA	USD	230	230	7/17/14	TWD	6,885	231	1
JPMorgan Chase Bank NA	ZAR	2,851	267	7/17/14	USD	262	262	(5)
Northern Trust Company	EUR	1,531	2,097	7/17/14	USD	2,074	2,074	(23)
Royal Bank of Scotland PLC	EUR	1,897	2,597	7/17/14	USD	2,569	2,569	(28)
Royal Bank of Scotland PLC	USD	228	228	7/17/14	BRL	515	232	4
Royal Bank of Scotland PLC	USD	5,155	5,155	7/17/14	JPY	526,596	5,198	43
State Street Bank and Trust Co.	SEK	9,414	1,409	7/17/14	USD	1,417	1,417	8
State Street Bank and Trust Co.	USD	207	207	7/17/14	BRL	467	210	3

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	USD	2,613	$2,613	7/17/14	CHF	2,351	$2,651	$38
State Street Bank and Trust Co.	USD	2,259	2,259	7/17/14	EUR	1,657	2,270	11
UBS AG	CHF	624	703	7/17/14	USD	693	693	(10)
UBS AG	CHF	453	511	7/17/14	USD	511	511	(—	@)
UBS AG	EUR	791	1,084	7/17/14	USD	1,072	1,072	(12)
UBS AG	EUR	709	970	7/17/14	USD	970	970	(—	@)
UBS AG	NOK	1,440	234	7/17/14	EUR	172	235	1
UBS AG	NOK	214	35	7/17/14	USD	35	35	(—	@)
UBS AG	USD	3,888	3,888	7/17/14	CAD	4,225	3,956	68
UBS AG	USD	177	177	7/17/14	CHF	158	178	1
UBS AG	USD	404	404	7/17/14	EUR	298	407	3
UBS AG	USD	122	122	7/17/14	EUR	90	123	1
UBS AG	USD	262	262	7/17/14	EUR	193	263	1
UBS AG	USD	2,370	2,370	7/17/14	EUR	1,737	2,379	9
UBS AG	USD	1,410	1,410	7/17/14	GBP	831	1,422	12
UBS AG	USD	2,768	2,768	7/17/14	JPY	282,728	2,792	24
UBS AG	USD	534	534	7/17/14	KRW	544,466	538	4
UBS AG	USD	101	101	7/17/14	MYR	324	101	—	@
UBS AG	USD	478	478	7/17/14	NOK	2,872	468	(10)
UBS AG	USD	53	53	7/17/14	SEK	352	53	(—	@)
UBS AG	USD	197	197	7/17/14	SGD	247	198	1
UBS AG	USD	125	125	7/17/14	THB	4,054	125	—	@
UBS AG	USD	275	275	7/17/14	TRY	596	280	5
UBS AG	USD	376	376	7/17/14	ZAR	4,094	384	8
			$79,312				$79,318	$6

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$61	Jul-14	$(2)
DAX Index (Germany)	1	338	Sep-14	(3)
Euro Stoxx 50 Index (Germany)	291	12,878	Sep-14	(177)
FTSE MIB Index (Italy)	11	1,604	Sep-14	(51)
IBEX 35 Index (Spain)	13	1,932	Jul-14	(18)
MSCI Emerging Market E Mini (United States)	137	7,129	Sep-14	(37)
MSCI Singapore Free Index (Singapore)	12	713	Jul-14	2
NIKKEI 225 Index (United States)	100	7,485	Sep-14	34
S&P 500 E MINI Index (United States)	85	8,298	Sep-14	26
S+P TSE 60 Index (Canada)	17	2,752	Sep-14	66
SPI 200 Index (Australia)	16	2,019	Sep-14	(14)
U.S. Treasury 2 yr. Note (United States)	4	878	Sep-14	(1)
U.S. Treasury Ultra Long Bond (United States)	20	2,999	Sep-14	11
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
Copper High Grade Index (United States)	44	$(3,524)	Sep-14	$(65)
FTSE 100 Index (United Kingdom)	14	(1,608)	Sep-14	2
FTSE 100 Index (Hong Kong)	4	(596)	Jul-14	(9)
German Euro Bund (Germany)	61	(12,279)	Sep-14	(133)
Hang Seng Index (Hong Kong)	66	(4,361)	Jul-14	(49)
U.S. Treasury 10 yr. Note (United States)	136	(17,023)	Sep-14	(25)
U.S. Treasury 5 yr. Note (United States)	14	(1,673)	Sep-14	6
				$(437)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)			Value (000)	Credit Rating of Reference Obligation†
Bank of America NA People's Republic of China	Buy	$109	1.00%	9/20/19	$(1)	$	(—	@)	$(1)	AA-
Bank of America NA People's Republic of China	Buy	87	1.00	9/20/19	(1)		(—	@)	(1)	AA-
Barclays Bank PLC People's Republic of China	Buy	159	1.00	9/20/19	(1)		(1)		(2)	AA-
Barclays Bank PLC People's Republic of China	Buy	546	1.00	9/20/19	(5)		(2)		(7)	AA-
Deutsche Bank AG Australian Government	Buy	102	1.00	2/5/19	(3)		(—	@)	(3)	AAA
Deutsche Bank AG People's Republic of China	Buy	774	1.00	9/20/19	(10)		1		(9)	AA-
Deutsche Bank AG Australian Government	Buy	1,277	1.00	9/20/19	(42)		(3)		(45)	AAA
Deutsche Bank AG Australian Government	Buy	120	1.00	9/20/19	(4)		(—	@)	(4)	AAA
Deutsche Bank AG People's Republic of China	Buy	65	1.00	9/20/19	(1)		(—	@)	(1)	AA-
Deutsche Bank AG Australian Government	Buy	148	1.00	9/20/19	(5)		(—	@)	(5)	AAA
Deutsche Bank AG Australian Government	Buy	655	1.00	9/20/19	(21)		(2)		(23)	AAA
Goldman Sachs International People's Republic of China	Buy	438	1.00	9/20/19	(4)		(1)		(5)	AA-
Goldman Sachs International Australian Government	Buy	33	1.00	9/20/19	(1)		(—	@)	(1)	AAA
Goldman Sachs International People's Republic of China	Buy	88	1.00	9/20/19	(1)		(—	@)	(1)	AA-
Goldman Sachs International Australian Government	Buy	146	1.00	9/20/19	(5)		(1)		(6)	AAA
JPMorgan Chase Bank NA People's Republic of China	Buy	958	1.00	9/20/19	(10)		(2)		(12)	AA-
		$5,705			$(115)		$(11)		$(126)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.04%	2/13/23		$680	$16
Barclays Bank PLC	3 Month LIBOR	Receive	2.04	2/13/23		460	11
Goldman Sachs International	3 Month LIBOR	Pay	2.04	1/22/19	CAD	2,340	23
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$1,380	28
Goldman Sachs International	3 Month LIBOR	Receive	2.95	1/22/24	CAD	1,270	(41)
Goldman Sachs International	3 Month LIBOR	Receive	2.80	5/1/43		$540	50
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43		600	44
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.06	2/6/23		660	14
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.51	4/16/16		14,320	(9)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.57	5/7/16		14,410	(20)
Morgan Stanley & Co., LLC *	6 Month LIBOR	Pay	1.10	5/23/16	GBP	17,090	(85)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	0.50	5/28/16		$28,780	18
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	1.79	1/24/19		2,510	(43)
Morgan Stanley & Co., LLC *	3 Month LIBOR	Pay	2.96	1/24/24		1,370	65
							$71

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2014:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Depreciation (000)
Bank of America NA	MSCI World/Energy Equipment Index		$1,987	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	$(202)
Bank of America NA	MSCI World/Energy Equipment Index		868	3 Month USD LIBOR minus 0.35%	Pay	5/5/15	(41)
Barclays Bank PLC	Barclays Custom International Retail Basket		2,690	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	6
Barclays Bank PLC	Barclays Custom International Retail Basket		317	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	1
Barclays Bank PLC	Barclays Custom International Retail Basket		1,224	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	32
Barclays Bank PLC	MSCI U.S. REIT Index		2,854	3 Month USD LIBOR plus 0.05%	Pay	6/15/15	(23)
Deutsche Bank AG	MSCI China Banks Index	HKD	4,430	3 Month HKD HIBOR minus 0.35%	Pay	2/16/15	(55)
Goldman Sachs International	Goldman Sachs Custom Client Basket		$1,753	3 Month USD LIBOR minus 0.23%	Pay	6/30/15	(13)
Goldman Sachs International	Goldman Sachs Custom Miners Index		1,436	3 Month USD LIBOR minus 0.51%	Pay	6/10/15	(39)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		3,123	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(57)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		305	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(5)
Goldman Sachs International	Goldman Sachs Custom U.K. Real Estate Index	GBP	601	3 Month GBP LIBOR minus 0.18%	Pay	5/4/15	25
JPMorgan Chase Bank NA	MSCI China Banks Index	HKD	4,973	3 Month HKD HIBOR minus 0.25%	Pay	11/26/14	(39)
JPMorgan Chase Bank NA	MSCI China Banks Index		6,360	3 Month HKD HIBOR minus 0.30%	Pay	11/26/14	(50)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Aerospace Manufacturing Index		$2,908	3 Month USD LIBOR minus 0.26%	Pay	6/29/15	42
JPMorgan Chase Bank NA	JPMorgan Chase Custom Aerospace Manufacturing Index		1,749	3 Month USD LIBOR minus 0.26%	Pay	6/29/15	(14)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Airline Index		580	3 Month USD LIBOR minus 0.29%	Pay	7/3/15	2
JPMorgan Chase Bank NA	JPMorgan Chase Custom China Real Estate Index	HKD	851	3 Month HKD HIBOR minus 0.40%	Pay	4/28/15	5
JPMorgan Chase Bank NA	JPMorgan Chase Custom China Real Estate Index		4	3 Month HKD HIBOR minus 0.40%	Pay	4/28/15	— @
							$(425)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

@  Amount is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

HIBOR  Hong Kong Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.7%
Fixed Income Securities	28.4
Short-Term Investments	19.5
Investment Companies	5.4
Other**	0.0	@
Total Investments	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of approximately $90,150,000 with net unrealized depreciation of approximately $437,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $6,000 and does not include open swap agreements with net unrealized depreciation of approximately $365,000.

**  Industries and investment types representing less than 5% of total investments.

@  Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $131,841)	$152,893
Investments in Securities of Affiliated Issuers, at Value (Cost $39,714)	39,672
Total Investments in Securities, at Value (Cost $171,555)	192,565
Foreign Currency, at Value (Cost $698)	705
Receivable for Variation Margin on Futures Contracts	3,757
Interest Receivable	566
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	346
Unrealized Appreciation on Swap Agreements	300
Dividends Receivable	165
Receivable for Investments Sold	154
Receivable for Portfolio Shares Sold	91
Tax Reclaim Receivable	51
Due from Adviser	31
Receivable from Affiliate	2
Other Assets	23
Total Assets	198,756
Liabilities:
Payable for Investments Purchased	4,209
Unrealized Depreciation on Swap Agreements	591
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	340
Premium Received on Open Swap Agreements	115
Payable for Portfolio Shares Redeemed	51
Payable for Professional Fees	51
Payable for Administration Fees	40
Payable for Variation Margin on Swap Agreements	17
Payable for Distribution Fees — Class II Shares	3
Payable for Directors' Fees and Expenses	2
Payable for Transfer Agent Fees	— @
Other Liabilities	32
Total Liabilities	5,451
NET ASSETS	$193,305
Net Assets Consist of:
Paid-in-Capital	$158,062
Accumulated Undistributed Net Investment Income	4,419
Accumulated Net Realized Gain	10,603
Unrealized Appreciation (Depreciation) on:
Investments	21,052
Investments in Affiliates	(42)
Futures Contracts	(437)
Swap Agreements	(365)
Foreign Currency Forward Exchange Contracts	6
Foreign Currency Translations	7
Net Assets	$193,305
CLASS I:
Net Assets	$160,665
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,855,865 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.60
CLASS II:
Net Assets	$32,640
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,826,054 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.55

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $64 of Foreign Taxes Withheld)	$1,721
Interest from Securities of Unaffiliated Issuers	952
Dividends from Security of Affiliated Issuer (Note H)	9
Total Investment Income	2,682
Expenses:
Advisory Fees (Note B)	709
Administration Fees (Note C)	236
Custodian Fees (Note F)	130
Professional Fees	84
Pricing Fees	61
Distribution Fees — Class II Shares (Note D)	58
Shareholder Reporting Fees	16
Transfer Agency Fees (Note E)	8
Directors' Fees and Expenses	3
Other Expenses	12
Total Expenses	1,317
Waiver of Advisory Fees (Note B)	(690)
Distribution Fees — Class II Shares Waived (Note D)	(41)
Rebate from Morgan Stanley Affiliate (Note H)	(31)
Net Expenses	555
Net Investment Income	2,127
Realized Gain (Loss):
Investments Sold	3,848
Foreign Currency Forward Exchange Contracts	(215)
Foreign Currency Transactions	(10)
Futures Contracts	2,113
Swap Agreements	(1,737)
Net Realized Gain	3,999
Change in Unrealized Appreciation (Depreciation):
Investments	4,598
Investments in Affiliates	152
Foreign Currency Forward Exchange Contracts	316
Foreign Currency Translations	(4)
Futures Contracts	(2,040)
Swap Agreements	(218)
Net Change in Unrealized Appreciation (Depreciation)	2,804
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,803
Net Increase in Net Assets Resulting from Operations	$8,930

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Tactical Asset Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,127	$2,468
Net Realized Gain	3,999	17,283
Net Change in Unrealized Appreciation (Depreciation)	2,804	1,697
Net Increase in Net Assets Resulting from Operations	8,930	21,448
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(171)
Class II:
Net Investment Income	—	(39)
Total Distributions	—	(210)
Capital Share Transactions:(1)
Class I:
Subscribed	8,130	10,862
Issued due to a tax-free reorganization	—	87,334
Distributions Reinvested	—	171
Redeemed	(11,918)	(22,447)
Class II:
Subscribed	460	3,466
Issued due to a tax-free reorganization	—	34,602
Distributions Reinvested	—	39
Redeemed	(3,344)	(7,664)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,672)	106,363
Total Increase in Net Assets	2,258	127,601
Net Assets:
Beginning of Period	191,047	63,446
End of Period (Including Accumulated Undistributed Net Investment Income of $4,419 and $2,292)	$193,305	$191,047
(1) Capital Share Transactions:
Class I:
Shares Subscribed	720	1,049
Shares Issued due to a tax-free reorganization	—	8,690
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(1,060)	(2,179)
Net Increase (Decrease) in Class I Shares Outstanding	(340)	7,577
Class II:
Shares Subscribed	41	352
Shares Issued due to a tax-free reorganization	—	3,453
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(298)	(751)
Net Increase (Decrease) in Class II Shares Outstanding	(257)	3,058

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011	2010		2009
Net Asset Value, Beginning of Period	$11.06		$9.55		$8.58		$9.02	$8.81		$6.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.18		0.14		0.13	0.11		0.13
Net Realized and Unrealized Gain (Loss)	0.41		1.34		1.00		(0.45)	0.34		2.05
Total from Investment Operations	0.54		1.52		1.14		(0.32)	0.45		2.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.19)		(0.12)	(0.25)		(0.23)
Regulatory Settlement Proceeds	—		—		0.02	r	—	0.01	^^	—
Net Asset Value, End of Period	$11.60		$11.06		$9.55		$8.58	$9.02		$8.81
Total Return ++	4.79	%#	15.95%		13.84%		(3.68)%	5.68%		32.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$160,655		$157,059		$63,205		$64,668	$85,752		$98,707
Ratio of Expenses to Average Net Assets(1)	0.57	%+††*	0.62	%+††^^^	0.94	%+††	0.96%+^	1.03	%+	1.04	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.94	%+††	N/A	1.03	%+	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.27	%+††*	1.69	%+††	1.53	%+††	1.42%+	1.35	%+	1.75	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%††*	0.04	%††	0.06	%††	0.06%	0.02%		0.01%
Portfolio Turnover Rate	34	%#	168%		105%		109%	183%		30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%††*	1.32	%††	1.72	%††	1.76%	1.45	%+	1.21	%+
Net Investment Income to Average Net Assets	1.51	%††*	0.99	%††	0.75	%††	0.62%	0.93	%+	1.58	%+

†  Per share amount is based on average shares outstanding.

r  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of approximately 0.23% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 13.61%.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 5.57%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class II
	Six Months Ended June 30,2014		Year Ended December 31,				Period from March 15, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2013		2012		December 31, 2011
Net Asset Value, Beginning of Period	$11.03		$9.54		$8.57		$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.17		0.13		0.11
Net Realized and Unrealized Gain (Loss)	0.40		1.33		1.01		(0.46)
Total from Investment Operations	0.52		1.50		1.14		(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.19)		(0.12)
Regulatory Settlement Proceeds	—		—		0.02	r	—
Net Asset Value, End of Period	$11.55		$11.03		$9.54		$8.57
Total Return ++	4.71	%#	15.75%		13.70%		(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,640		$33,988		$241		$65
Ratio of Expenses to Average Net Assets(1)	0.67	%+††*	0.72	%+††^^^	1.04	%+††	1.06	%+*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.04	%+††	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.17	%+††*	1.59	%+††	1.43	%+††	1.32	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%††*	0.04	%††	0.06	%††	0.06	%*
Portfolio Turnover Rate	34	%#	168%		105%		109	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.68	%††*	1.67	%††	2.07	%††	2.11	%*
Net Investment Income to Average Net Assets	1.16	%††*	0.64	%††	0.40	%††	0.27	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

r  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 13.46%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

^^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.15% for Class II shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Tactical Asset Allocation Portfolio. The Portfolio seeks total return by investing in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. In seeking to achieve this investment objective, the Portfolio will implement a global tactical approach to achieving total return, and to control risk and volatility. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 29, 2013, the Portfolio acquired the net assets of Morgan Stanley Variable Investment Series Strategist Portfolio ("Strategist Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on April 26, 2013, pursuant to a Plan of Reorganization approved by the shareholders of Strategist Portfolio on February 21, 2013 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The Reorganization was accomplished by a tax-free exchange of 8,690,002 Class I shares of the Portfolio at a net asset value of $10.05 per share for 7,821,609 Class X shares of Strategist Portfolio; 3,453,252 Class II shares of the Portfolio at a net asset value of $10.02 for 3,100,667 Class Y shares of Strategist Portfolio. The net assets of Strategist Portfolio before the Reorganization were approximately $121,936,000, including unrealized appreciation of approximately $13,510,000 at April 26, 2013. The investment portfolio of Strategist Portfolio, with a fair value of approximately $121,662,000 and identified cost of approximately $108,151,000 on April 26, 2013, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Strategist Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $65,474,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $187,410,000.

Upon closing of the Reorganization, shareholders of Strategist Portfolio received shares of the Portfolio as follows:

Strategist Portfolio	Global Tactical Asset Allocation Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income(1)	$3,771,000
Net gain realized and unrealized gain(2)	$19,296,000
Net increase (decrease) in net assets resulting from operations	$23,067,000

(1)Approximately $2,468,000 as reported, plus approximately $962,000 Strategist Portfolio premerger, plus approximately $341,000 of estimated pro-forma eliminated expenses.

(2)Approximately $18,980,000 as reported, plus approximately $316,000 Strategist Portfolio premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Strategist Portfolio that have been included in the Portfolio's Statement of Operations since April 29, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$5,076	$—	$5,076
Asset-Backed Securities	—	685	—	685
Collateralized Mortgage Obligations - Agency Collateral Series	—	339	—	339
Commercial Mortgage- Backed Securities	—	1,526	—	1,526
Corporate Bonds	—	13,492	—	13,492
Mortgage - Other	—	256	—	256
Sovereign	—	28,806	—	28,806
U.S. Treasury Securities	—	4,609	—	4,609
Total Fixed Income Securities	—	54,789	—	54,789
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Aerospace & Defense	$2,788	$—	$—	$2,788
Air Freight & Logistics	937	—	—	937
Airlines	55	—	—	55
Auto Components	275	—	—	275
Automobiles	934	—	—	934
Banks	7,017	—	—	7,017
Beverages	2,168	—	—	2,168
Biotechnology	1,601	—	—	1,601
Building Products	289	—	—	289
Capital Markets	1,712	—	—	1,712
Chemicals	1,641	—	—	1,641
Commercial Services & Supplies	273	—	—	273
Communications Equipment	1,456	—	—	1,456
Construction & Engineering	165	—	—	165
Construction Materials	185	—	—	185
Consumer Finance	1,586	—	—	1,586
Containers & Packaging	79	—	—	79
Diversified Financial Services	859	—	—	859
Diversified Telecommunication Services	2,200	—	—	2,200
Electric Utilities	964	—	—	964
Electrical Equipment	744	—	—	744
Electronic Equipment, Instruments & Components	408	—	—	408
Energy Equipment & Services	3,215	—	—	3,215
Food & Staples Retailing	3,298	—	—	3,298
Food Products	2,242	—	—	2,242
Gas Utilities	94	—	—	94
Health Care Equipment & Supplies	1,544	—	—	1,544
Health Care Providers & Services	1,121	—	—	1,121
Health Care Technology	40	—	—	40
Hotels, Restaurants & Leisure	1,164	—	—	1,164
Household Durables	199	—	—	199
Household Products	2,701	—	—	2,701
Independent Power Producers & Energy Traders	35	—	—	35
Industrial Conglomerates	1,911	—	—	1,911
Information Technology Services	2,217	—	—	2,217

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Insurance	$2,194	$—	$—	$2,194
Internet & Catalog Retail	566	—	—	566
Internet Software & Services	1,625	—	—	1,625
Leisure Products	13	—	—	13
Life Sciences Tools & Services	166	—	—	166
Machinery	1,313	—	—	1,313
Marine	91	—	—	91
Media	2,616	—	—	2,616
Metals & Mining	3,911	—	—	3,911
Multi-Utilities	665	—	—	665
Multi-line Retail	426	—	—	426
Oil, Gas & Consumable Fuels	7,278	—	—	7,278
Paper & Forest Products	31	—	—	31
Personal Products	276	—	—	276
Pharmaceuticals	6,195	—	—	6,195
Professional Services	409	—	—	409
Real Estate Investment Trusts (REITs)	1,107	—	—	1,107
Real Estate Management & Development	422	—	—	422
Road & Rail	1,110	—	—	1,110
Semiconductors & Semiconductor Equipment	1,210	—	—	1,210
Software	1,886	—	—	1,886
Specialty Retail	1,462	—	—	1,462
Tech Hardware, Storage & Peripherals	2,773	—	—	2,773
Textiles, Apparel & Luxury Goods	978	—	—	978
Thrifts & Mortgage Finance	8	—	—	8
Tobacco	1,951	—	—	1,951
Trading Companies & Distributors	221	—	—	221
Transportation Infrastructure	67	—	—	67
Water Utilities	88	—	—	88
Wireless Telecommunication Services	674	—	—	674
Total Common Stocks	89,849	—	—	89,849
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Rights	$—	$1	$—	$1
Warrants	1	—	—	1
Investment Companies	10,464	—	—	10,464
Short-Term Investments
Investment Company	36,788	—	—	36,788
U.S. Treasury Securities	—	673	—	673
Total Short-Term Investments	36,788	673	—	37,461
Foreign Currency Forward Exchange Contracts	—	346	—	346
Futures Contracts	147	—	—	147
Interest Rate Swap Agreements	—	269	—	269
Credit Default Swap Agreements	—	1	—	1
Total Return Swap Agreements	—	113	—	113
Total Assets	137,249	56,192	—	193,441
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(340)	—	(340)
Futures Contracts	(584)	—	—	(584)
Interest Rate Swap Agreements	—	(198)	—	(198)
Credit Default Swap Agreements	—	(12)	—	(12)
Total Return Swap Agreements	—	(538)	—	(538)
Total Liabilities	(584)	(1,088)	—	(1,672)
Total	$136,665	$55,104	$—	$191,769

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps". The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss.

Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$346
Futures Contracts	Variation Margin	Equity Risk	130	(a)
Futures Contracts	Variation Margin	Interest Rate Risk	17	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	1
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	113
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	186
Swap Agreements	Variation Margin	Interest Rate Risk	83	(a)
Total			$876
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(340)
Futures Contracts	Variation Margin	Commodity Risk	(65	)(a)
Futures Contracts	Variation Margin	Equity Risk	(360	)(a)
Futures Contracts	Variation Margin	Interest Rate Risk	(159	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(12)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(538)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(41)
Swap Agreements	Variation Margin	Interest Rate Risk	(157	)(a)
Total			$(1,672)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(215)
Commodity Risk	Futures Contracts	(94)
Equity Risk	Futures Contracts	2,498
Interest Rate Risk	Futures Contracts	(291)
Credit Risk	Swap Agreements	(113)
Equity Risk	Swap Agreements	(1,569)
Interest Rate Risk	Swap Agreements	(55)
Total		$161
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$316
Commodity Risk	Futures Contracts	(65)
Equity Risk	Futures Contracts	(1,825)
Interest Rate Risk	Futures Contracts	(150)
Credit Risk	Swap Agreements	(11)
Equity Risk	Swap Agreements	207
Interest Rate Risk	Swap Agreements	(414)
Total		$(1,942)

At June 30, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$346	$(340)
Swap Agreements	300	(591)
Total	$646	$(931)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$22	$(22)	$—	$0
Barclays Bank PLC	53	(29)	—	24
Citibank NA	35	(20)	—	15
Deutsche Bank AG	33	(33)	—	0
Goldman Sachs International	180	(167)	—	13
HSBC Bank PLC	14	(2)	—	12
JPMorgan Chase Bank NA	64	(64)	—	0
Royal Bank of Scotland PLC	47	(28)	—	19
State Street Bank and Trust Co.	60	—	—	60
UBS AG	138	(32)	—	106
Total	$646	$(397)	$—	$249

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$257	$(22)	$—	$235
Bank of Montreal	5	—	—	5
Bank of New York Mellon	20	—	—	20
Barclays Bank PLC	53	(29)	—	24
Citibank NA	20	(20)	—	0
Commonwealth Bank of Australia	32	—	—	32
Credit Suisse International	9	—	—	9
Deutsche Bank AG	121	(33)	—	88
Goldman Sachs International	182	(167)	—	15
HSBC Bank PLC	2	(2)	—	0
JPMorgan Chase Bank NA	147	(64)	(35)	48
Northern Trust Company	23	—	—	23
Royal Bank of Scotland PLC	28	(28)	—	0
UBS AG	32	(32)	—	0
Total	$931	$(397)	$(35)	$499

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$103,194,000
Futures Contracts:
Average monthly original value	$87,111,000
Swap Agreements:
Average monthly notional amount	$86,853,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

Pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60% for Class I shares and 0.70% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $690,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $41,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$210	$—	$1,343	$—

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies, swap transactions, paydown adjustments and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(284)	$6,660	$(6,376)

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,551	$15,925

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,120,000 and the aggregate gross unrealized depreciation is approximately $3,110,000 resulting in net unrealized appreciation of approximately $21,010,000.

At December 31, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration*
$7,254	December 31, 2017

*  Includes capital losses acquired from Strategist Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available. During the year ended December 31, 2013, capital loss carryforwards of approximately $7,972,000 were written off due to 382 limitations.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,586,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,106,000 and $45,240,000, respectively. For the six months ended June 30, 2014, purchases and sales of long-term U.S. Government securities were approximately $30,128,000 and $30,857,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $2,926,000 at June 30, 2014.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2014 (000)
$2,732	$—	$—	$—	$—	$2,884

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$20,548	$37,470	$21,230	$9	$36,788

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76% and 92%, for Class I and Class II, respectively.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
975269 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Mid Cap Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,004.90	$1,019.59	$5.22	$5.26	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,004.20	1,019.09	5.71	5.76	1.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average, (ii) management fee was acceptable, and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc.	27,685	$4,631
Automobiles (3.7%)
Tesla Motors, Inc. (a)	33,129	7,953
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	10,320	652
Intercept Pharmaceuticals, Inc. (a)	888	210
Ironwood Pharmaceuticals, Inc. (a)	94,267	1,445
Pharmacyclics, Inc. (a)(b)	5,307	476
Seattle Genetics, Inc. (a)	11,888	455
		3,238
Commercial Services & Supplies (3.6%)
Edenred (France)	180,585	5,476
Stericycle, Inc. (a)	19,920	2,359
		7,835
Communications Equipment (2.9%)
Motorola Solutions, Inc.	74,914	4,987
Palo Alto Networks, Inc. (a)	16,549	1,388
		6,375
Diversified Financial Services (2.5%)
MSCI, Inc. (a)	119,549	5,481
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	13,602	960
Food Products (6.3%)
Keurig Green Mountain, Inc.	18,371	2,289
McCormick & Co., Inc.	58,991	4,223
Mead Johnson Nutrition Co.	76,276	7,107
		13,619
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)	19,259	7,931
Health Care Providers & Services (0.9%)
Qualicorp SA (Brazil) (a)	163,546	1,932
Health Care Technology (2.9%)
athenahealth, Inc. (a)	50,103	6,269
Hotels, Restaurants & Leisure (2.8%)
Dunkin' Brands Group, Inc.	45,366	2,078
Panera Bread Co., Class A (a)	25,983	3,893
		5,971
Information Technology Services (4.8%)
FleetCor Technologies, Inc. (a)	40,843	5,383
Gartner, Inc. (a)	70,846	4,996
		10,379
Insurance (3.9%)
Arch Capital Group Ltd. (a)	73,429	4,218
Progressive Corp. (The)	167,113	4,238
		8,456
	Shares	Value (000)
Internet & Catalog Retail (4.0%)
ASOS PLC (United Kingdom) (a)	13,374	$677
Ctrip.com International Ltd. ADR (China) (a)	36,689	2,350
Groupon, Inc. (a)	170,905	1,131
TripAdvisor, Inc. (a)	20,134	2,188
zulily, Inc., Class A (a)	58,993	2,416
		8,762
Internet Software & Services (12.6%)
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost — $1,380; acquired 5/1/12)	152,532	2,808
LinkedIn Corp., Class A (a)	45,002	7,717
MercadoLibre, Inc. (Brazil) (b)	11,886	1,134
Pandora Media, Inc. (a)	87,301	2,575
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	24,206	2,228
Twitter, Inc. (a)	207,206	8,489
Youku Tudou, Inc. ADR (China) (a)	94,027	2,243
		27,194
Life Sciences Tools & Services (6.1%)
Illumina, Inc. (a)	73,425	13,109
Machinery (2.4%)
Colfax Corp. (a)	69,171	5,156
Media (1.7%)
Aimia, Inc. (Canada)	112,487	1,969
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost — $1,604; acquired 3/8/12)	1,500	1,771
		3,740
Multi-line Retail (2.1%)
Dollar Tree, Inc. (a)	83,241	4,533
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	24,000	2,087
Pharmaceuticals (2.5%)
Endo International PLC (a)	75,827	5,309
Professional Services (5.2%)
IHS, Inc., Class A (a)	41,106	5,577
Verisk Analytics, Inc., Class A (a)	94,813	5,690
		11,267
Software (13.4%)
FireEye, Inc. (a)	113,768	4,613
NetSuite, Inc. (a)	18,098	1,573
ServiceNow, Inc. (a)	42,331	2,623
Solera Holdings, Inc.	98,692	6,627
Splunk, Inc. (a)	106,307	5,882
Tableau Software, Inc., Class A (a)	5,593	399
Workday, Inc., Class A (a)	71,611	6,435
Zynga, Inc., Class A (a)	266,676	856
		29,008
Tech Hardware, Storage & Peripherals (1.1%)
3D Systems Corp. (a)(b)	18,807	1,125
Stratasys Ltd. (a)	10,208	1,160
		2,285

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Textiles, Apparel & Luxury Goods (4.0%)
Carter's, Inc.	65,074	$4,486
Michael Kors Holdings Ltd. (a)	22,110	1,960
Moncler SpA (Italy)	132,131	2,191
		8,637
Total Common Stocks (Cost $163,363)		212,117
Preferred Stocks (1.5%)
Internet & Catalog Retail (0.9%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,370; acquired 4/16/14)	11,212	1,369
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost — $385; acquired 10/4/13)	16,789	658
		2,027
Software (0.6%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost — $455; acquired 7/19/12)	148,616	911
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	179
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	178
		1,268
Total Preferred Stocks (Cost $2,414)		3,295
Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost — $787; acquired 12/2/11)	23,881	—	@
Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost — $132; acquired 5/25/12)	14,641	270
Total Convertible Preferred Stocks (Cost $919)		270
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2014 @ CNY 6.50	2,432,633	1
USD/CNY December 2014 @ CNY 6.50	30,172,403	14
USD/CNY December 2014 @ CNY 6.50	33,986,522	16
USD/CNY June 2015 @ CNY 6.62	38,858,122	62
Total Call Options Purchased (Cost $318)		93
	Shares
Short-Term Investments (1.8%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	2,219,651	2,220
	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.08%, dated 6/30/14, due 7/1/14; proceeds $230; fully collateralized by various U.S. Government agency securities; 3.50% – 4.50% due 9/1/33 – 6/20/44; valued at $235)	$230	$230
BNP Paribas Securities Corp., (0.11%, dated 6/30/14, due 7/1/14; proceeds $288; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $295)	288	288
		518
Total Securities held as Collateral on Loaned Securities (Cost $2,738)		2,738
	Shares
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $1,034)	1,033,632	1,034
Total Short-Term Investments (Cost $3,772)		3,772
Total Investments (101.5%) (Cost $170,786) Including $3,343 of Securities Loaned		219,547
Liabilities in Excess of Other Assets (-1.5%)		(3,333)
Net Assets (100.0%)		$216,214

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014.

(c)  At June 30, 2014, the Portfolio held fair valued securities valued at approximately $8,144,000, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2014 amounts to approximately $8,144,000 and represents 3.8% of net assets.

(e)  Security has been deemed illiquid at June 30, 2014.

@  Amount is less than $500.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.8%
Software	14.0
Internet Software & Services	12.7
Food Products	6.3
Life Sciences Tools & Services	6.0
Professional Services	5.2
Internet & Catalog Retail	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $167,532)	$216,293
Investment in Security of Affiliated Issuer, at Value (Cost $3,254)	3,254
Total Investments in Securities, at Value (Cost $170,786)	219,547
Foreign Currency, at Value (Cost $16)	16
Cash	173
Receivable for Portfolio Shares Sold	303
Dividends Receivable	54
Tax Reclaim Receivable	33
Receivable from Affiliate	—	@
Other Assets	13
Total Assets	220,139
Liabilities:
Collateral on Securities Loaned, at Value	2,911
Payable for Advisory Fees	361
Payable for Portfolio Shares Redeemed	292
Due to Broker	260
Payable for Administration Fees	43
Payable for Professional Fees	17
Payable for Distribution Fees — Class II Shares	12
Payable for Custodian Fees	3
Payable for Transfer Agent Fees	1
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	25
Total Liabilities	3,925
NET ASSETS	$216,214
Net Assets Consist of:
Paid-in-Capital	$122,118
Accumulated Undistributed Net Investment Income	292
Accumulated Net Realized Gain	45,042
Unrealized Appreciation (Depreciation) on:
Investments	48,761
Foreign Currency Translations	1
Net Assets	$216,214
CLASS I:
Net Assets	$72,041
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,973,976 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.48
CLASS II:
Net Assets	$144,173
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,073,133 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.31
(1) Including:
Securities on Loan, at Value:	$3,343

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $38 of Foreign Taxes Withheld)	$1,435
Income from Securities Loaned — Net	140
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	1,577
Expenses:
Advisory Fees (Note B)	810
Administration Fees (Note C)	270
Distribution Fees — Class II Shares (Note D)	255
Professional Fees	49
Shareholder Reporting Fees	22
Custodian Fees (Note F)	17
Transfer Agency Fees (Note E)	8
Directors' Fees and Expenses	3
Pricing Fees	3
Other Expenses	8
Total Expenses	1,445
Distribution Fees — Class II Shares Waived (Note D)	(182)
Waiver of Advisory Fees (Note B)	(56)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,202
Net Investment Income	375
Realized Gain (Loss):
Investments Sold	16,417
Foreign Currency Transactions	(4)
Net Realized Gain	16,413
Change in Unrealized Appreciation (Depreciation):
Investments	(16,313)
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	(16,312)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	101
Net Increase in Net Assets Resulting from Operations	$476

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$375	$(989)
Net Realized Gain	16,413	30,951
Net Change in Unrealized Appreciation (Depreciation)	(16,312)	39,780
Net Increase in Net Assets Resulting from Operations	476	69,742
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(239)
Net Realized Gain	—	(1,481)
Class II:
Net Investment Income	—	(371)
Net Realized Gain	—	(3,506)
Total Distributions	—	(5,597)
Capital Share Transactions:(1)
Class I:
Subscribed	7,729	10,822
Distributions Reinvested	—	1,720
Redeemed	(8,235)	(21,369)
Class II:
Subscribed	10,559	7,644
Distributions Reinvested	—	3,877
Redeemed	(17,744)	(62,861)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,691)	(60,167)
Total Increase (Decrease) in Net Assets	(7,215)	3,978
Net Assets:
Beginning of Period	223,429	219,451
End of Period (Including Accumulated Undistributed (Distributions in Excess of) Net Investment Income of $292 and $(83))	$216,214	$223,429
(1) Capital Share Transactions:
Class I:
Shares Subscribed	548	875
Shares Issued on Distributions Reinvested	—	143
Shares Redeemed	(578)	(1,731)
Net Decrease in Class I Shares Outstanding	(30)	(713)
Class II:
Shares Subscribed	723	604
Shares Issued on Distributions Reinvested	—	325
Shares Redeemed	(1,271)	(5,142)
Net Decrease in Class II Shares Outstanding	(548)	(4,213)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$14.41		$10.77		$11.22		$12.12		$9.16		$5.81
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.05)		0.04		(0.05)		0.01		(0.01)
Net Realized and Unrealized Gain (Loss)	0.04		4.03		0.91		(0.80)		2.95		3.36
Total from Investment Operations	0.07		3.98		0.95		(0.85)		2.96		3.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		(0.04)		—		—
Net Realized Gain	—		(0.29)		(1.40)		(0.01)		—		—
Total Distributions	—		(0.34)		(1.40)		(0.05)		—		—
Net Asset Value, End of Period	$14.48		$14.41		$10.77		$11.22		$12.12		$9.16
Total Return ++	0.49	%#	37.49%		8.69%		(7.12)%		32.31%		57.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,041		$72,112		$61,552		$64,323		$70,122		$55,559
Ratio of Expenses to Average Net Assets(1)	1.05	%+††*	1.05	%+††	1.05	%+††	1.05	%+††	1.05	%+††	1.04	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.05	%+††	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.41	%+††*	(0.39	)%+††	0.33	%+††	(0.42	)%+††	0.10	%+††	(0.12	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.01%
Portfolio Turnover Rate	23	%#	49%		29%		32%		43%		41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%††*	1.09	%††	1.06	%††	1.05	%††	1.06	%+††	1.06	%+
Net Investment Income (Loss) to Average Net Assets	0.36	%††*	(0.43	)%††	0.32	%††	(0.42	)%††	0.09	%+††	(0.14	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$14.25		$10.64		$11.12		$12.01		$9.09		$5.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.06)		0.03		(0.06)		0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss)	0.04		3.99		0.89		(0.79)		2.92		3.33
Total from Investment Operations	0.06		3.93		0.92		(0.85)		2.92		3.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		(0.03)		—		—
Net Realized Gain	—		(0.29)		(1.40)		(0.01)		—		—
Total Distributions	—		(0.32)		(1.40)		(0.04)		—		—
Net Asset Value, End of Period	$14.31		$14.25		$10.64		$11.12		$12.01		$9.09
Total Return ++	0.42	%#	37.48%		8.49%		(7.17)%		32.27%		57.37%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,173		$151,317		$157,899		$200,502		$227,378		$183,047
Ratio of Expenses to Average Net Assets(1)	1.15	%+††*	1.15	%+††	1.15	%+††	1.15	%+††	1.15	%+††	1.14	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.15	%+††	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.31	%+††*	(0.49	)%+††	0.23	%+††	(0.52	)%+††	0.00	%††§	(0.20	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.01%
Portfolio Turnover Rate	23	%#	49%		29%		32%		43%		41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.45	%††*	1.44	%††	1.41	%††	1.40	%††	1.41	%+††	1.41	%+
Net Investment Income (Loss) to Average Net Assets	0.01	%††*	(0.78	)%††	(0.03	)%††	(0.77	)%††	(0.26	)%+††	(0.47	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class I shares and Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class I shares and Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class I shares and Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I shares and Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,631	$—	$—	$4,631
Automobiles	7,953	—	—	7,953
Biotechnology	3,238	—	—	3,238
Commercial Services & Supplies	7,835	—	—	7,835
Communications Equipment	6,375	—	—	6,375
Diversified Financial Services	5,481	—	—	5,481
Electrical Equipment	960	—	—	960
Food Products	13,619	—	—	13,619
Health Care Equipment & Supplies	7,931	—	—	7,931
Health Care Providers & Services	1,932	—	—	1,932
Health Care Technology	6,269	—	—	6,269
Hotels, Restaurants & Leisure	5,971	—	—	5,971
Information Technology Services	10,379	—	—	10,379
Insurance	8,456	—	—	8,456
Internet & Catalog Retail	8,762	—	—	8,762
Internet Software & Services	24,386	—	2,808	27,194

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$13,109	$—	$—	$13,109
Machinery	5,156	—	—	5,156
Media	1,969	—	1,771	3,740
Multi-line Retail	4,533	—	—	4,533
Oil, Gas & Consumable Fuels	2,087	—	—	2,087
Pharmaceuticals	5,309	—	—	5,309
Professional Services	11,267	—	—	11,267
Software	29,008	—	—	29,008
Tech Hardware, Storage & Peripherals	2,285	—	—	2,285
Textiles, Apparel & Luxury Goods	8,637	—	—	8,637
Total Common Stocks	207,538	—	4,579	212,117
Preferred Stocks	—	—	3,295	3,295
Convertible Preferred Stocks	—	—	270	270
Call Options Purchased	—	93	—	93
Short-Term Investments
Investment Company	3,254	—	—	3,254
Repurchase Agreements	—	518	—	518
Total Short-Term Investments	3,254	518	—	3,772
Total Assets	$210,792	$611	$8,144	$219,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,071	$1,124	$230
Purchases	—	1,369	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	—
Change in unrealized appreciation/depreciation	508	802	40
Realized gains (losses)	—	—	—
Ending Balance	$4,579	$3,295	$270
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2014	$508	$802	$40

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

	Fair Value at June 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stocks	$1,369	Market Transaction Method	Precedent Transaction of Preferred Stock	$122.1391		$122.1391		$122.1391		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.5	x	17.1	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average/ Selected Value		Valuation from an Increase in Input
	$658	Market Transaction Method	Precedent Transaction of Preferred Stock	$39.191		$39.191		$39.191		Increase
		Discounted cash flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.7	x	2.5	x	2.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Common Stock	$2,808	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
Convertible Preferred Stock	$270	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Media
Common Stock	$1,771	Discounted cash flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.4	x	11.0	x	4.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$1,268	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$93	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(127	)(b)

(b)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets (c) (000)	Liabilities (c) (000)
Options Purchased	$93	$—

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$93	$—	$(93)	$0

(d)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	73,068,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,343	(e)	$—	$(3,343	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $2,911,000, of which approximately $2,738,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30,

2014 there was uninvested cash of approximately $173,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $479,000 in the form of U.S. Government agency securities, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.69% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $56,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the

0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $182,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$610	$4,987	$86	$30,764

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, distribution redesignations and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Undistributed Net Realized Gain (Loss) (000)	Paid-in- Capital (000)
$834	$(926)	$92

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,356	$24,928

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $58,345,000 and the aggregate gross unrealized depreciation is approximately $9,584,000 resulting in net unrealized appreciation of approximately $48,761,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $54,488,000 and $49,136,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$23,866	$30,112	$50,724	$2	$3,254

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83% and 75%, for Class I and Class II, respectively.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
975278 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,171.50	$1,019.34	$5.92	$5.51	1.10%
U.S. Real Estate Portfolio Class II	1,000.00	1,170.50	1,018.10	7.27	6.76	1.35

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Apartments (16.6%)
AvalonBay Communities, Inc. REIT	147,014	$20,904
Camden Property Trust REIT	100,478	7,149
Equity Residential REIT	556,957	35,088
Essex Property Trust, Inc. REIT	26,850	4,965
Mid-America Apartment Communities, Inc. REIT	59,474	4,345
		72,451
Diversified (7.4%)
Forest City Enterprises, Inc., Class A (a)	135,461	2,692
Lexington Realty Trust REIT	25,211	278
Vornado Realty Trust REIT	273,301	29,169
		32,139
Health Care (8.5%)
HCP, Inc. REIT	214,490	8,876
Health Care, Inc. REIT	44,243	2,773
Healthcare Realty Trust, Inc. REIT	190,495	4,842
Senior Housing Properties Trust REIT	380,285	9,237
Ventas, Inc. REIT	178,329	11,431
		37,159
Industrial (5.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	5,407
DCT Industrial Trust, Inc. REIT	399,452	3,279
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,216
ProLogis, Inc. REIT	225,226	9,255
Rexford Industrial Realty, Inc. REIT	38,598	550
		24,707
Lodging/Resorts (12.4%)
Chesapeake Lodging Trust REIT	43,064	1,302
Hilton Worldwide Holdings, Inc. (a)	147,760	3,443
Host Hotels & Resorts, Inc. REIT	1,710,348	37,645
Starwood Hotels & Resorts Worldwide, Inc.	100,777	8,145
Summit Hotel Properties, Inc. REIT	158,835	1,683
Sunstone Hotel Investors, Inc. REIT	111,557	1,665
		53,883
Manufactured Homes (1.5%)
Equity Lifestyle Properties, Inc. REIT	144,550	6,383
Mixed Industrial/Office (2.2%)
Duke Realty Corp. REIT	331,617	6,022
Liberty Property Trust REIT	36,615	1,389
PS Business Parks, Inc. REIT	28,222	2,356
		9,767
Office (8.3%)
Alexandria Real Estate Equities, Inc. REIT	50,986	3,959
Boston Properties, Inc. REIT	113,175	13,375
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	454
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,878
Cousins Properties, Inc. REIT	265,680	3,308
Hudson Pacific Properties, Inc. REIT	215,000	5,448
Mack-Cali Realty Corp. REIT	261,835	5,624
		36,046
	Shares	Value (000)
Regional Malls (20.0%)
General Growth Properties, Inc. REIT	705,943	$16,632
Macerich Co. (The) REIT	122,585	8,182
Simon Property Group, Inc. REIT	341,417	56,771
Taubman Centers, Inc. REIT	45,469	3,447
Washington Prime Group, Inc. REIT (a)	95,190	1,784
		86,816
Retail Free Standing (1.9%)
National Retail Properties, Inc. REIT	173,270	6,444
Realty Income Corp. REIT	40,510	1,799
		8,243
Self Storage (5.0%)
Public Storage REIT	117,576	20,147
Sovran Self Storage, Inc. REIT	20,780	1,605
		21,752
Shopping Centers (6.4%)
Acadia Realty Trust REIT	78,841	2,215
DDR Corp. REIT	427	7
Federal Realty Investment Trust REIT	34,698	4,196
Regency Centers Corp. REIT	288,775	16,079
Tanger Factory Outlet Centers, Inc. REIT	148,860	5,205
		27,702
Total Common Stocks (Cost $238,634)		417,048
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $19,543)	19,543,014	19,543
Total Investments (100.4%) (Cost $258,177)		436,591
Liabilities in Excess of Other Assets (-0.4%)		(1,580)
Net Assets (100.0%)		$435,011

(a)  Non-income producing security.

(b)  At June 30, 2014, the Portfolio held fair valued securities valued at approximately $15,955,000, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2014.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $314,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,123,000. At June 30, 2014, these securities had an aggregate market value of approximately $15,955,000 representing 3.7% of net assets.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	19.9%
Apartments	16.6
Lodging/Resorts	12.3
Health Care	8.5
Office	8.2
Diversified	7.4
Shopping Centers	6.3
Industrial	5.7
Self Storage	5.0
Other*	10.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $238,634)	$417,048
Investment in Security of Affiliated Issuer, at Value (Cost $19,543)	19,543
Total Investments in Securities, at Value (Cost $258,177)	436,591
Foreign Currency, at Value (Cost $ —@)	—	@
Dividends Receivable	1,062
Receivable for Portfolio Shares Sold	413
Receivable from Affiliate	—	@
Other Assets	19
Total Assets	438,085
Liabilities:
Payable for Portfolio Shares Redeemed	1,974
Payable for Advisory Fees	904
Payable for Administration Fees	89
Payable for Distribution Fees — Class II Shares	48
Payable for Professional Fees	18
Payable for Directors' Fees and Expenses	5
Payable for Custodian Fees	3
Other Liabilities	33
Total Liabilities	3,074
NET ASSETS	$435,011
Net Assets Consist of:
Paid-in-Capital	$406,959
Accumulated Undistributed Net Investment Income	10,647
Accumulated Net Realized Loss	(161,009)
Unrealized Appreciation (Depreciation) on:
Investments	178,414
Foreign Currency Translations	(—	@)
Net Assets	$435,011
CLASS I:
Net Assets	$198,420
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,760,801 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.44
CLASS II:
Net Assets	$236,591
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,909,726 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$7,510
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	7,512
Expenses:
Advisory Fees (Note B)	1,894
Administration Fees (Note C)	592
Distribution Fees — Class II Shares (Note D)	365
Professional Fees	40
Shareholder Reporting Fees	25
Custodian Fees (Note F)	11
Transfer Agency Fees (Note E)	9
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	10
Expenses Before Non Operating Expenses	2,954
Investment Related Expenses	32
Total Expenses	2,986
Distribution Fees — Class II Shares Waived (Note D)	(104)
Rebate from Morgan Stanley Affiliate (Note H)	(8)
Net Expenses	2,874
Net Investment Income	4,638
Realized Gain:
Investments Sold	42,757
Change in Unrealized Appreciation (Depreciation):
Investments	28,137
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	28,137
Realized Gain and Change in Unrealized Appreciation (Depreciation)	70,894
Net Increase in Net Assets Resulting from Operations	$75,532

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,638	$6,344
Net Realized Gain	42,757	15,696
Net Change in Unrealized Appreciation (Depreciation)	28,137	(12,776)
Net Increase in Net Assets Resulting from Operations	75,532	9,264
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,449)
Class II:
Net Investment Income	—	(1,580)
Total Distributions	—	(5,029)
Capital Share Transactions:(1)
Class I:
Subscribed	19,465	49,592
Distributions Reinvested	—	3,449
Redeemed	(154,137)	(71,228)
Class II:
Subscribed	44,092	45,406
Distributions Reinvested	—	1,580
Redeemed	(25,814)	(39,618)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(116,394)	(10,819)
Total Decrease in Net Assets	(40,862)	(6,584)
Net Assets:
Beginning of Period	475,873	482,457
End of Period (Including Accumulated Undistributed Net Investment Income of $10,647 and $6,009)	$435,011	$475,873
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,138	3,025
Shares Issued on Distributions Reinvested	—	211
Shares Redeemed	(8,798)	(4,385)
Net Decrease in Class I Shares Outstanding	(7,660)	(1,149)
Class II:
Shares Subscribed	2,529	2,800
Shares Issued on Distributions Reinvested	—	97
Shares Redeemed	(1,496)	(2,450)
Net Increase in Class II Shares Outstanding	1,033	447

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$15.74		$15.59		$13.57		$12.91		$10.15		$8.20
Income from Investment Operations:
Net Investment Income†	0.18		0.22		0.18		0.08		0.14		0.17
Net Realized and Unrealized Gain (Loss)	2.52		0.11		1.97		0.69		2.87		2.04
Total from Investment Operations	2.70		0.33		2.15		0.77		3.01		2.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.13)		(0.11)		(0.25)		(0.26)
Net Asset Value, End of Period	$18.44		$15.74		$15.59		$13.57		$12.91		$10.15
Total Return ++	17.15	%#	2.05%		15.84%		5.92%		29.96%		28.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$198,420		$289,874		$305,099		$277,481		$288,516		$244,866
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.10	%+††	1.10	%+††	1.09	%+††	1.11	%+††	1.13	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%+††*	1.08	%+††	1.08	%+††	1.07	%+††	1.10	%+††	1.10	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.07	%+††*	1.36	%+††	1.19	%+††	0.64	%+††	1.20	%+††	2.25	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§
Portfolio Turnover Rate	12	%#	17%		17%		18%		22%		36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A		1.12	%+††	1.14	%+
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A		1.19	%+††	2.24	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$15.66		$15.52		$13.50		$12.84		$10.11		$8.16
Income from Investment Operations:
Net Investment Income†	0.16		0.18		0.14		0.05		0.11		0.14
Net Realized and Unrealized Gain (Loss)	2.51		0.10		1.97		0.68		2.84		2.05
Total from Investment Operations	2.67		0.28		2.11		0.73		2.95		2.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.09)		(0.07)		(0.22)		(0.24)
Net Asset Value, End of Period	$18.33		$15.66		$15.52		$13.50		$12.84		$10.11
Total Return ++	17.05	%#	1.75%		15.62%		5.66%		29.53%		28.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$236,591		$185,999		$177,358		$178,082		$198,500		$258,106
Ratio of Expenses to Average Net Assets(1)	1.35	%+††*	1.35	%+††	1.35	%+††	1.34	%+††	1.36	%+††	1.38	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.34	%+††*	1.33	%+††	1.33	%+††	1.32	%+††	1.35	%+††	1.35	%+
Ratio of Net Investment Income to Average Net Assets(1)	1.82	%+††*	1.11	%+††	0.94	%+††	0.39	%+††	0.95	%+††	1.83	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§
Portfolio Turnover Rate	12	%#	17%		17%		18%		22%		36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.44	%††*	1.45	%††	1.45	%††	1.44	%††	1.47	%+††	1.49	%+
Net Investment Income to Average Net Assets	1.73	%††*	1.01	%††	0.84	%††	0.29	%††	0.84	%+††	1.72	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$72,451	$—	$—	$72,451
Diversified	32,139	—	—	32,139
Health Care	37,159	—	—	37,159
Industrial	13,084	—	11,623	24,707
Lodging/Resorts	53,883	—	—	53,883
Manufactured Homes	6,383	—	—	6,383
Mixed Industrial/Office	9,767	—	—	9,767
Office	31,714	—	4,332	36,046
Regional Malls	86,816	—	—	86,816
Retail Free Standing	8,243	—	—	8,243
Self Storage	21,752	—	—	21,752
Shopping Centers	27,702	—	—	27,702
Total Common Stocks	401,093	—	15,955	417,048
Short-Term Investment Investment Company	19,543	—	—	19,543
Total Assets	$420,636	$—	$15,955	$436,591

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$16,132
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(772)
Change in unrealized appreciation/depreciation	595
Realized gains (losses)	—
Ending Balance	$15,955
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$595

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

	Fair Value at June 30, 2014 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$11,623	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance
Office
Common Stocks	$4,332	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

3.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2014, BRCP REIT I, LLC has drawn down approximately $2,929,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2014, BRCP REIT II, LLC has drawn down approximately $7,155,000, which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $6,675,000 for which it will receive 6,675,000 shares of common stock. As of June 30, 2014, Keystone Industrial Fund, LP has drawn down approximately $6,362,000, which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2014, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Portfolio's daily net assets.

The Adviser had agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.35% for Class II shares. Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% and 1.25% for Class I and Class II shares, respectively. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $104,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,029	$—	$3,645	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments, securities sold with return of capital basis adjustment, partnership basis adjustments and nondeductible expenses, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(285)	$76	$209

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,698	$—

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $182,410,000 and the aggregate gross unrealized depreciation is approximately $3,996,000 resulting in net unrealized appreciation of approximately $178,414,000.

At December 31, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$183,187	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $15,931,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $55,180,000 and $63,582,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$7,048	$40,799	$28,304	$2	$19,543

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 19% and 86%, for Class I and Class II, respectively.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
975312 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Small Company Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expense Paid During Period*	Net Expenses Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$869.90	$1,018.60	$5.80	$6.26	1.25%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Air Freight & Logistics (1.1%)
XPO Logistics, Inc. (a)	6,790	$194
Auto Components (1.2%)
Fox Factory Holding Corp. (a)	12,076	212
Beverages (0.4%)
Crimson Wine Group Ltd. (a)	7,721	70
Biotechnology (1.6%)
Agios Pharmaceuticals, Inc. (a)(b)	1,179	54
Alnylam Pharmaceuticals, Inc. (a)	733	47
Intrexon Corp. (a)(b)	2,118	53
Ironwood Pharmaceuticals, Inc. (a)	8,083	124
		278
Capital Markets (8.4%)
Capitol Acquisition Corp. II (Units) (a)(c)	6,345	65
Financial Engines, Inc.	10,578	479
Greenhill & Co., Inc. (b)	6,930	341
ICG Group, Inc. (a)	4,858	101
WisdomTree Investments, Inc. (a)	40,149	496
		1,482
Construction & Engineering (0.7%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	154,700	117
Construction Materials (1.2%)
Eagle Materials, Inc.	2,217	209
Diversified Financial Services (2.7%)
Eurazeo SA (France)	5,842	486
Diversified Telecommunication Services (0.4%)
magicJack VocalTec Ltd. (a)(b)	5,359	81
Electric Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—
Electronic Equipment, Instruments & Components (0.5%)
Universal Display Corp. (a)	2,933	94
Food & Staples Retailing (0.3%)
Fairway Group Holdings Corp. (a)(b)	8,892	59
Health Care Technology (9.2%)
athenahealth, Inc. (a)	4,928	617
Castlight Health, Inc., Class B (a)(b)	7,258	110
HMS Holdings Corp. (a)	14,024	286
Medidata Solutions, Inc. (a)	11,657	499
Veeva Systems, Inc., Class A (a)(b)	4,376	112
		1,624
Hotels, Restaurants & Leisure (7.3%)
BJ's Restaurants, Inc. (a)	5,529	193
Fiesta Restaurant Group, Inc. (a)	14,145	657
Krispy Kreme Doughnuts, Inc. (a)	12,542	201
Papa Murphy's Holdings, Inc. (a)(b)	6,908	66
Potbelly Corp. (a)	10,991	175
		1,292
	Shares	Value (000)
Household Durables (1.4%)
iRobot Corp. (a)(b)	2,421	$99
SodaStream International Ltd. (Israel) (a)(b)	4,444	149
		248
Internet & Catalog Retail (7.5%)
Blue Nile, Inc. (a)	9,126	256
Coupons.com, Inc. (a)(b)	3,904	103
Groupon, Inc. (a)	13,940	92
Jumei International Holding Ltd. ADR (a)(b)	7,360	200
MakeMyTrip Ltd. (India) (a)	7,830	275
Ocado Group PLC (United Kingdom) (a)	49,145	312
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	3,071	88
		1,326
Internet Software & Services (24.1%)
Angie's List, Inc. (a)	12,124	145
Autohome, Inc. ADR (China) (a)(b)	5,481	189
Benefitfocus, Inc. (a)	7,841	362
Criteo SA ADR (France) (a)	15,720	531
Dealertrack Technologies, Inc. (a)	10,054	456
Everday Health, Inc. (a)	7,141	132
GrubHub, Inc. (a)(b)	13,187	467
Just Eat PLC (United Kingdom) (a)	122,356	534
Marketo, Inc. (a)	3,128	91
OpenTable, Inc. (a)	1,683	174
OPOWER, Inc. (a)	7,937	150
Twitter, Inc. (a)	18,470	757
Youku Tudou, Inc. ADR (China) (a)	5,637	134
Zillow, Inc., Class A (a)	1,011	144
		4,266
Media (2.9%)
Aimia, Inc. (Canada)	29,336	514
Multi-line Retail (0.9%)
Poundland Group PLC (United Kingdom) (a)	30,964	168
Oil, Gas & Consumable Fuels (0.8%)
Gulfport Energy Corp. (a)	2,371	149
Professional Services (10.4%)
Advisory Board Co. (The) (a)	12,319	638
Corporate Executive Board Co. (The)	10,098	689
WageWorks, Inc. (a)	10,653	514
		1,841
Semiconductors & Semiconductor Equipment (1.0%)
Tessera Technologies, Inc.	8,130	180
Software (5.6%)
Ellie Mae, Inc. (a)	3,165	98
FireEye, Inc. (a)(b)	2,472	100
FleetMatics Group PLC (Ireland) (a)	3,058	99
Guidewire Software, Inc. (a)	3,676	149
RealPage, Inc. (a)	4,076	92
Solera Holdings, Inc.	6,754	454
		992

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Specialty Retail (4.5%)
Citi Trends, Inc. (a)	5,466	$117
Five Below, Inc. (a)	6,948	277
Lumber Liquidators Holdings, Inc. (a)	2,191	166
Restoration Hardware Holdings, Inc. (a)	2,616	244
		804
Tech Hardware, Storage & Peripherals (0.5%)
Nimble Storage, Inc. (a)(b)	2,694	83
Transportation Infrastructure (0.6%)
Prumo Logistica SA (Brazil) (a)	205,483	100
Total Common Stocks (Cost $13,262)		16,869
Preferred Stocks (2.8%)
Health Care Technology (2.6%)
Castlight Health, Inc. (a)(d) (acquisition cost — $132; acquired 6/4/10)	32,177	465
Internet Software & Services (0.2%)
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost — $142; acquired 3/19/08)	9,428	27
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost — $14; acquired 3/19/08)	1,346	2
		29
Total Preferred Stocks (Cost $288)		494
Convertible Preferred Stocks (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(d)(e)(f) (acquisition cost — $—@; acquired 9/16/10) (Cost $—@)	17	—	@
	Face Amount (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $60; acquired 3/19/08)	$21	18
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $1; acquired 3/19/08)	1	1
Total Promissory Notes (Cost $61)		19
	Shares
Short-Term Investments (12.5%)
Securities held as Collateral on Loaned Securities (10.3%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	1,485,338	1,485
	Face Amount (000)	Value (000)
Repurchase Agreements (1.9%)
Barclays Capital, Inc., (0.08%, dated 6/30/14, due 7/1/14; proceeds $154; fully collateralized by various U.S. Government agency securities; 3.50% – 4.50% due 9/1/33 – 6/20/44; valued at $157)	$154	$154
BNP Paribas Securities Corp., (0.11%, dated 6/30/14, due 7/1/14; proceeds $193; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $197)	193	193
		347
Total Securities held as Collateral on Loaned Securities (Cost $1,832)		1,832
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $392)	392,240	392
Total Short-Term Investments (Cost $2,224)		2,224
Total Investments (110.6%) (Cost $15,835) Including $2,284 of Securities Loaned		19,606
Liabilities in Excess of Other Assets (-10.6%)		(1,879)
Net Assets (100.0%)		$17,727

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  Security has been deemed illiquid at June 30, 2014.

(e)  At June 30, 2014, the Portfolio held fair valued securities valued at approximately $48,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2014 amounts to approximately $48,000 and represents 0.3% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.9%
Internet Software & Services	24.3
Health Care Technology	11.7
Professional Services	10.4
Capital Markets	8.3
Internet & Catalog Retail	7.5
Hotels, Restaurants & Leisure	7.3
Software	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $13,958)	$17,729
Investment in Security of Affiliated Issuer, at Value (Cost $1,877)	1,877
Total Investments in Securities, at Value (Cost $15,835)	19,606
Foreign Currency, at Value (Cost $5)	5
Cash	116
Receivable for Portfolio Shares Sold	43
Receivable for Investments Sold	25
Dividends Receivable	1
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	2
Total Assets	19,798
Liabilities:
Collateral on Securities Loaned, at Value	1,948
Payable for Investments Purchased	92
Payable for Professional Fees	15
Payable for Administration Fees	4
Payable for Advisory Fees	3
Payable for Custodian Fees	2
Payable for Portfolio Shares Redeemed	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	5
Total Liabilities	2,071
NET ASSETS	$17,727
Net Assets Consist of:
Paid-in-Capital	$5,180
Accumulated Net Investment Loss	(67)
Accumulated Net Realized Gain	8,843
Unrealized Appreciation (Depreciation) on:
Investments	3,771
Foreign Currency Translations	(—	@)
Net Assets	$17,727
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 742,657 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$23.87
(1) Including:
Securities on Loan, at Value:	$2,284

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$39
Income from Securities Loaned — Net	19
Dividends from Security of Affiliated Issuer (Note H)	— @
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	58
Expenses:
Advisory Fees (Note B)	90
Professional Fees	46
Distribution Fees — Class II Shares (Note D)	34
Administration Fees (Note C)	25
Custodian Fees (Note F)	11
Shareholder Reporting Fees	8
Pricing Fees	3
Transfer Agency Fees (Note E)	2
Directors' Fees and Expenses	1
Other Expenses	3
Total Expenses	223
Waiver of Advisory Fees (Note B)	(70)
Distribution Fees — Class II Shares Waived (Note D)	(29)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	124
Net Investment Loss	(66)
Realized Gain (Loss):
Investments Sold	3,521
Foreign Currency Transactions	(— @)
Net Realized Gain	3,521
Change in Unrealized Appreciation (Depreciation):
Investments	(6,306)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(6,306)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,785)
Net Decrease in Net Assets Resulting from Operations	$(2,851)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(66)	$(146)
Net Realized Gain	3,521	5,571
Net Change in Unrealized Appreciation (Depreciation)	(6,306)	5,826
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,851)	11,251
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(809)
Capital Share Transactions:(1)
Class II:
Subscribed	764	723
Distributions Reinvested	—	809
Redeemed	(3,561)	(7,370)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,797)	(5,838)
Total Increase (Decrease) in Net Assets	(5,648)	4,604
Net Assets:
Beginning of Period	23,375	18,771
End of Period (Including Accumulated Net Investment Losses of $(67) and $(1))	$17,727	$23,375
(1) Capital Share Transactions:
Class II:
Shares Subscribed	30	34
Shares Issued on Distributions Reinvested	—	40
Shares Redeemed	(139)	(348)
Net Decrease in Class II Shares Outstanding	(109)	(274)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$27.44		$16.67	$14.81	$16.87	$13.33		$9.09
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.08)		(0.15)	(0.07)	(0.08)	(0.02)		(0.05)
Net Realized and Unrealized Gain (Loss)	(3.49)		11.74	2.24	(1.30)	3.56		4.29
Total from Investment Operations	(3.57)		11.59	2.17	(1.38)	3.54		4.24
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.68)	—		—
Net Realized Gain	—		(0.82)	(0.31)	—	—		—
Total Distributions	—		(0.82)	(0.31)	(0.68)	—		—
Net Asset Value, End of Period	$23.87		$27.44	$16.67	$14.81	$16.87		$13.33
Total Return ++	(13.01	)%#	71.33%	14.71%	(8.71)%	26.56%		46.64%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,727		$23,375	$18,771	$21,696	$30,178		$33,495
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.25%+	1.25%+	1.25%+	1.25	%+	1.25	%+
Ratio of Net Investment Loss to Average Net Assets(1)	(0.65	)%+*	(0.70)%+	(0.43)%+	(0.51)%+	(0.17	)%+	(0.49	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	31	%#	46%	22%	26%	25%		30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.26	%*	2.25%	2.05%	1.92%	1.81	%+	1.70	%+
Net Investment Loss to Average Net Assets	(1.66	)%*	(1.70)%	(1.23)%	(1.18)%	(0.73	)%+	(0.94	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$194	$—	$—		$194
Auto Components	212	—	—		212
Beverages	70	—	—		70
Biotechnology	278	—	—		278
Capital Markets	1,417	65	—		1,482
Construction & Engineering	117	—	—		117
Construction Materials	209	—	—		209
Diversified Financial Services	486	—	—		486
Diversified Telecommunication Services	81	—	—		81
Electric Utilities	—	—	—	†	—	†
Electronic Equipment, Instruments & Components	94	—	—		94
Food & Staples Retailing	59	—	—		59
Health Care Technology	1,624	—	—		1,624
Hotels, Restaurants & Leisure	1,292	—	—		1,292
Household Durables	248	—	—		248
Internet & Catalog Retail	1,326	—	—		1,326
Internet Software & Services	4,266	—	—		4,266
Media	514	—	—		514
Multi-line Retail	168	—	—		168
Oil, Gas & Consumable Fuels	149	—	—		149
Professional Services	1,841	—	—		1,841
Semiconductors & Semiconductor Equipment	180	—	—		180
Software	992	—	—		992
Specialty Retail	804	—	—		804
Tech Hardware, Storage & Peripherals	83	—	—		83
Transportation Infrastructure	100	—	—		100
Total Common Stocks	16,804	65	—	†	16,869	†

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Preferred Stocks	$—	$465	$29		$494
Convertible Preferred Stock	—	—	—	@	—	@
Promissory Notes	—	—	19		19
Short-Term Investments
Investment Company	1,877	—	—		1,877
Repurchase Agreements	—	347	—		347
Total Short-Term Investments	1,877	347	—		2,224
Total Assets	$18,681	$877	$48	†	$19,606	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, a security with a total value of approximately $465,000 transferred from Level 3 to Level 2. The security that was valued using significant unobservable inputs at December 31, 2013 was valued using other significant observable inputs at June 30, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$—	†	$249	$—	@	$19
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		$(465)	—		—
Change in unrealized appreciation/depreciation	—		245	—	@	—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$29	$—	@	$19
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$—		$(1)	$—	@	$—

†  Includes one security which was valued at zero.

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

Fair Value at June 30, 2014 (000)	Valuation Technique	Unobservable Input	Range	Weighted Average	Valuation from an Increase in Input
Internet Software & Services
Preferred Stock Market Transaction	$27	Method	Precedent Transaction	$4.18	$4.18	$4.18	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	14.0%	16.0%	15.0%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	2.8	x	11.2	x	6.0	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock — Escrow	$2	Discount for Escrow	42.7%	42.7%	42.7%	Decrease
Promissory Note	$18	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00	$100.00	$100.00	Increase
Cost of Debt	12.2%	12.2%	12.2%	Decrease
Valuation as a Percentage of Principal	88.4%	88.4%	88.4%	Increase
Promissory Note — Escrow	$1	Market Transaction	Valuation as a Percentage of Principal	45.7%	45.7%	45.7%	Increase

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,284	(a)	$—	$(2,284	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $1,948,000, of which approximately $1,832,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $116,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $341,000 in the form of U.S. Government agency securities and obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $500 milion	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.20% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $70,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $29,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$24	$785	$—	$403

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$145	$(145)	$—

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$190	$5,238

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,933,000 and the aggregate gross unrealized depreciation is approximately $1,162,000 resulting in net unrealized appreciation of approximately $3,771,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,019,000 and $8,865,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2014 (000)
$1,611	$7,386	$7,120	$—	@	$1,877

@ Amount is less than $500.

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 90% for Class II shares.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
975322 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2014

The Universal Institutional Funds, Inc.

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,030.60	$1,020.83	$4.03	$4.01	0.80%
Growth Portfolio Class II	1,000.00	1,029.30	1,019.59	5.28	5.26	1.05

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Automobiles (3.7%)
Tesla Motors, Inc. (a)	33,238	$7,979
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc. (a)	6,883	1,075
Gilead Sciences, Inc. (a)	39,093	3,241
Regeneron Pharmaceuticals, Inc. (a)(b)	3,503	990
		5,306
Capital Markets (1.5%)
BlackRock, Inc.	10,213	3,264
Chemicals (2.1%)
Monsanto Co.	36,811	4,592
Commercial Services & Supplies (2.2%)
Edenred (France)	154,415	4,682
Communications Equipment (2.3%)
Motorola Solutions, Inc.	75,440	5,022
Diversified Financial Services (2.7%)
McGraw Hill Financial, Inc.	41,972	3,485
MSCI, Inc. (a)	50,467	2,314
		5,799
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	14,428	1,019
Food Products (3.8%)
Keurig Green Mountain, Inc.	18,478	2,302
Mead Johnson Nutrition Co.	62,098	5,786
		8,088
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)	19,413	7,994
Health Care Technology (1.0%)
athenahealth, Inc. (a)	16,775	2,099
Hotels, Restaurants & Leisure (2.1%)
Starbucks Corp.	57,275	4,432
Information Technology Services (5.7%)
Mastercard, Inc., Class A	83,875	6,162
Visa, Inc., Class A	29,119	6,136
		12,298
Insurance (3.0%)
Arch Capital Group Ltd. (a)	37,044	2,128
Progressive Corp. (The)	166,777	4,229
		6,357
Internet & Catalog Retail (13.5%)
Amazon.com, Inc. (a)	51,503	16,727
JD.com, Inc. ADR (China) (a)	44,329	1,264
NetFlix, Inc. (a)	6,155	2,712
Priceline Group, Inc. (a)	6,896	8,296
		28,999
	Shares	Value (000)
Internet Software & Services (22.4%)
Facebook, Inc., Class A (a)	267,566	$18,005
Google, Inc., Class A (a)	12,007	7,020
Google, Inc., Class C (a)	15,594	8,971
LinkedIn Corp., Class A (a)	32,401	5,556
Twitter, Inc. (a)	208,864	8,557
		48,109
Life Sciences Tools & Services (5.3%)
Illumina, Inc. (a)	63,722	11,377
Media (1.6%)
Naspers Ltd., Class N (South Africa)	29,124	3,429
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	24,354	2,118
Pharmaceuticals (2.8%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	48,456	6,111
Professional Services (1.0%)
Verisk Analytics, Inc., Class A (a)	37,010	2,221
Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings PLC ADR (United Kingdom)	43,070	1,948
Software (6.9%)
FireEye, Inc. (a)(b)	44,642	1,810
Salesforce.com, Inc. (a)	119,323	6,930
Splunk, Inc. (a)	41,259	2,283
Workday, Inc., Class A (a)	41,621	3,740
		14,763
Tech Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	68,240	6,342
Textiles, Apparel & Luxury Goods (3.4%)
Christian Dior SA (France)	27,243	5,420
Michael Kors Holdings Ltd. (a)	22,401	1,986
		7,406
Total Common Stocks (Cost $116,243)		211,754
Preferred Stocks (0.8%)
Internet & Catalog Retail (0.6%)
Airbnb, Inc. Series D (c)(d)(e) (acquisition cost — $1,335; acquired 4/16/14)	10,928	1,335
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (c)(d)(e) (acquisition cost — $485; acquired 1/30/14)	25,401	467
Total Preferred Stocks (Cost $1,820)		1,802

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	2,393,430	$1
USD/CNY December 2014 @ CNY 6.50	29,820,860	14
USD/CNY December 2014 @ CNY 6.50	33,628,628	16
USD/CNY June 2015 @ CNY 6.62	39,043,224	62
Total Call Options Purchased (Cost $316)		93
	Shares
Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	1,571,557	1,572
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.08%, dated 6/30/14, due 7/1/14; proceeds $163; fully collateralized by various U.S. Government agency securities; 3.50% – 4.50% due 9/1/33 – 6/20/44; valued at $166)	$163	163
BNP Paribas Securities Corp., (0.11%, dated 6/30/14, due 7/1/14; proceeds $204; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $209)	204	204
		367
Total Securities held as Collateral on Loaned Securities (Cost $1,939)		1,939
	Shares
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $2,122)	2,122,100	2,122
Total Short-Term Investments (Cost $4,061)		4,061
Total Investments (101.3%) (Cost $122,440) Including $3,044 of Securities Loaned		217,710
Liabilities in Excess of Other Assets (-1.3%)		(2,807)
Net Assets (100.0%)		$214,903

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2014.

(c)  At June 30, 2014, the Portfolio held fair valued securities valued at approximately $1,802,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2014 amounts to approximately $1,802,000 and represents 0.8% of net assets.

(e)  Security has been deemed illiquid at June 30, 2014.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	45.6%
Internet Software & Services	22.5
Internet & Catalog Retail	14.1
Software	6.8
Information Technology Services	5.7
Life Sciences Tools & Services	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $118,746)	$214,016
Investment in Security of Affiliated Issuer, at Value (Cost $3,694)	3,694
Total Investments in Securities, at Value (Cost $122,440)	217,710
Cash	122
Dividends Receivable	47
Receivable for Portfolio Shares Sold	15
Tax Reclaim Receivable	11
Receivable from Affiliate	—	@
Other Assets	13
Total Assets	217,918
Liabilities:
Collateral on Securities Loaned, at Value	2,061
Payable for Portfolio Shares Redeemed	305
Due to Broker	260
Payable for Advisory Fees	236
Payable for Reorganization Expense	69
Payable for Administration Fees	43
Payable for Distribution Fees — Class II Shares	17
Payable for Professional Fees	8
Payable for Custodian Fees	4
Payable for Directors' Fees and Expenses	3
Other Liabilities	9
Total Liabilities	3,015
NET ASSETS	$214,903
Net Assets Consist of:
Paid-in-Capital	$93,335
Accumulated Net Investment Loss	(47)
Accumulated Net Realized Gain	26,345
Unrealized Appreciation (Depreciation) on:
Investments	95,270
Foreign Currency Translations	—	@
Net Assets	$214,903
CLASS I:
Net Assets	$130,137
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,069,704 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$31.98
CLASS II:
Net Assets	$84,766
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,710,109 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$31.28
(1) Including:
Securities on Loan, at Value:	$3,044

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $61 of Foreign Taxes Withheld)	$809
Income from Securities Loaned — Net	104
Dividends from Security of Affiliated Issuer (Note H)	2
Total Investment Income	915
Expenses:
Advisory Fees (Note B)	536
Administration Fees (Note C)	268
Distribution Fees — Class II Shares (Note D)	142
Professional Fees	46
Shareholder Reporting Fees	15
Custodian Fees (Note F)	8
Transfer Agency Fees (Note E)	7
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	8
Total Expenses	1,035
Distribution Fees — Class II Shares Waived (Note D)	(41)
Waiver of Advisory Fees (Note B)	(36)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	954
Net Investment Loss	(39)
Realized Gain (Loss):
Investments Sold	11,963
Foreign Currency Transactions	(4)
Net Realized Gain	11,959
Change in Unrealized Appreciation (Depreciation):
Investments	(6,088)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(6,088)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,871
Net Increase in Net Assets Resulting from Operations	$5,832

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(39)	$(255)
Net Realized Gain	11,959	16,098
Net Change in Unrealized Appreciation (Depreciation)	(6,088)	38,529
Net Increase in Net Assets Resulting from Operations	5,832	54,372
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(244)
Net Realized Gain	—	(2,038)
Class II:
Net Investment Income	—	(71)
Net Realized Gain	—	(1,308)
Total Distributions	—	(3,661)
Capital Share Transactions:(1)
Class I:
Subscribed	1,348	3,165
Issued due to a tax-free reorganization	—	74,535
Distributions Reinvested	—	2,282
Redeemed	(17,078)	(21,279)
Class II:
Subscribed	17,145	10,517
Issued due to a tax-free reorganization	—	34,680
Distributions Reinvested	—	1,379
Redeemed	(12,897)	(18,363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,482)	86,916
Total Increase (Decrease) in Net Assets	(5,650)	137,627
Net Assets:
Beginning of Period	220,553	82,926
End of Period (Including Accumulated Net Investment Loss and Distribution in Excess of Net Investment Income of $(47) and $(8))	$214,903	$220,553
(1) Capital Share Transactions:
Class I:
Shares Subscribed	42	118
Shares Issued due to a tax-free reorganization	—	2,847
Shares Issued on Distributions Reinvested	—	96
Shares Redeemed	(550)	(810)
Net Increase (Decrease) in Class I Shares Outstanding	(508)	2,251
Class II:
Shares Subscribed	555	405
Shares Issued due to a tax-free reorganization	—	1,352
Shares Issued on Distributions Reinvested	—	59
Shares Redeemed	(428)	(716)
Net Increase in Class II Shares Outstanding	127	1,100

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$31.03		$21.94		$20.10		$20.70		$16.87		$10.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.03)		0.10		(0.02)		0.03		0.02
Net Realized and Unrealized Gain (Loss)	0.94		10.23		2.76		(0.56)		3.82		6.66
Total from Investment Operations	0.95		10.20		2.86		(0.58)		3.85		6.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		(0.02)		(0.02)		—
Net Realized Gain	—		(0.99)		(1.02)		—		—		—
Total Distributions	—		(1.11)		(1.02)		(0.02)		(0.02)		—
Net Asset Value, End of Period	$31.98		$31.03		$21.94		$20.10		$20.70		$16.87
Total Return ++	3.06	%#	48.07%		14.38%		(2.80)%		22.86%		65.55	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$130,137		$142,052		$51,043		$52,279		$65,186		$64,501
Ratio of Expenses to Average Net Assets(1)	0.80	%+††*	0.82	%+††^	0.85	%+††	0.85	%+††	0.85	%+††	0.85	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		0.85	%+††	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.05	%+††*	(0.11	)%+††	0.45	%+††	(0.11	)%+††	0.16	%+††	0.16	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§
Portfolio Turnover Rate	17	%#	32%		48%		30%		35%		19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%††*	0.90	%††	0.88	%††	0.88	%††	0.87	%+††	0.90	%+
Net Investment Income (Loss) to Average Net Assets	0.02	%††*	(0.19	)%††	0.42	%††	(0.14	)%††	0.14	%+††	0.11	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 65.36%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to maximum ratio of 0.80% for Class I shares. Prior to September 9, 2013, the maximum ratio was 0.85% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$30.39		$21.50		$19.77		$20.39		$16.63		$10.07
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.09)		0.04		(0.07)		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	0.92		10.02		2.71		(0.55)		3.78		6.57
Total from Investment Operations	0.89		9.93		2.75		(0.62)		3.76		6.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—		—		—
Net Realized Gain	—		(0.99)		(1.02)		—		—		—
Total Distributions	—		(1.04)		(1.02)		—		—		—
Net Asset Value, End of Period	$31.28		$30.39		$21.50		$19.77		$20.39		$16.63
Total Return ++	2.93	%#	47.72%		14.05%		(3.04)%		22.61%		65.14	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$84,766		$78,501		$31,883		$31,258		$28,661		$28,017
Ratio of Expenses to Average Net Assets(1)	1.05	%+††*	1.07	%+††^	1.10	%+††	1.10	%+††	1.10	%+††	1.10	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.10	%+††	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.20	)%+††*	(0.36	)%+††	0.20	%+††	(0.36	)%+††	(0.09	)%+††	(0.07	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%§
Portfolio Turnover Rate	17	%#	32%		48%		30%		35%		19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%††*	1.25	%††	1.23	%††	1.23	%††	1.22	%+††	1.25	%+
Net Investment Income (Loss) to Average Net Assets	(0.33	)%††*	(0.54	)%††	0.07	%††	(0.49	)%††	(0.21	)%+††	(0.22	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II would have been approximately 64.95%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to maximum ratio of 1.05% for Class II shares. Prior to September 9, 2013, the maximum ratio was 1.10% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On September 9, 2013, the Portfolio acquired the net assets of Morgan Stanley Select Dimensions Focus Growth Portfolio ("Focus Growth Portfolio"), Morgan Stanley Select Dimensions Growth Portfolio ("Growth Portfolio") and Morgan Stanley Select Dimensions Multi Cap Growth Portfolio ("Multi Cap Growth Portfolio") (collectively, the "Portfolios"), which are all open-end investment companies, based on the respective valuations as of the close of business on September 6, 2013, pursuant to a Plan of Reorganization approved by the shareholders of Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio on August 1, 2013 ("Reorganization"). The purpose of the transaction was to combine four portfolios managed by Morgan Stanley Investment Management Inc. (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,176,539 Class I shares of the Portfolio at a net asset value of $26.18 per share for 2,143,462 Class X shares of Focus Growth Portfolio; 594,537 Class II shares of the Portfolio at a net asset value of $25.66 for 583,763 Class Y shares of Focus Growth Portfolio; 368,811 Class I shares of the Portfolio at a net asset value of $26.18 per share for 370,503 Class X shares of Growth Portfolio; 414,085 Class II shares of the Portfolio at a net asset value of $25.66 for 420,515 Class Y shares of Growth Portfolio; 301,694 Class I shares of the Portfolio at a net asset value of $26.18 per share for 457,006 Class X shares of Multi Cap Growth Portfolio; 342,879 Class II shares of the Portfolio at a net asset value of $25.66 for 530,170 Class Y shares of Multi Cap Growth Portfolio. The net assets of Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth

Portfolio before the Reorganization were approximately $72,237,000, $20,281,000 and $16,697,000, respectively, including unrealized appreciation of approximately $28,196,000, $7,877,000 and $6,192,000, respectively, at September 6, 2013. The investment portfolios of Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio, with fair values of approximately $72,260,000, $20,340,000 and $16,781,000, respectively, and identified cost of approximately $44,064,000, $12,463,000 and $10,589,000, respectively on September 6, 2013, were the principal assets acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from the Portfolios was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $88,264,000. Immediately after the merger, the net assets of the Portfolio were approximately $197,479,000.

Upon closing of the Reorganization, shareholders of the Portfolios received shares of the Portfolio as follows:

Focus Growth Portfolio	UIF Growth Portfolio
Class X	Class I
Class Y	Class II
Growth Portfolio	UIF Growth Portfolio
Class X	Class I
Class Y	Class II
Multi Cap Growth Portfolio	UIF Growth Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income(1)	$1,153,000
Net gain realized and unrealized gain(2)	$64,941,000
Net increase (decrease) in net assets resulting from operations...	$66,094,000

(1) Approximately $(255,000) as reported, plus approximately $394,000, $127,000 and $60,000 Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio, respectively, premerger, plus approximately $373,000, $220,000 and $234,000, respectively, of estimated pro-forma eliminated expenses.

(2) Approximately $54,627,000 as reported, plus approximately $6,855,000, $1,588,000 and $1,871,000 Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio, respectively, premerger.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Portfolios that have been included in the Portfolio's Statement of Operations since September 6, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$7,979	$—	$—	$7,979
Biotechnology	5,306	—	—	5,306
Capital Markets	3,264	—	—	3,264
Chemicals	4,592	—	—	4,592
Commercial Services & Supplies	4,682	—	—	4,682
Communications Equipment	5,022	—	—	5,022
Diversified Financial Services	5,799	—	—	5,799
Electrical Equipment	1,019	—	—	1,019
Food Products	8,088	—	—	8,088
Health Care Equipment & Supplies	7,994	—	—	7,994
Health Care Technology	2,099	—	—	2,099
Hotels, Restaurants & Leisure	4,432	—	—	4,432
Information Technology Services	12,298	—	—	12,298
Insurance	6,357	—	—	6,357
Internet & Catalog Retail	28,999	—	—	28,999
Internet Software & Services	48,109	—	—	48,109
Life Sciences Tools & Services	11,377	—	—	11,377
Media	3,429	—	—	3,429
Oil, Gas & Consumable Fuels	2,118	—	—	2,118
Pharmaceuticals	6,111	—	—	6,111
Professional Services	2,221	—	—	2,221
Semiconductors & Semiconductor Equipment	1,948	—	—	1,948
Software	14,763	—	—	14,763

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$6,342	$—	$—	$6,342
Textiles, Apparel & Luxury Goods	7,406	—	—	7,406
Total Common Stocks	211,754	—	—	211,754
Preferred Stocks	—	—	1,802	1,802
Call Options Purchased	—	93	—	93
Short-Term Investments
Investment Company	3,694	—	—	3,694
Repurchase Agreements	—	367	—	367
Total Short-Term Investments	3,694	367	—	4,061
Total Assets	$215,448	$460	$1,802	$217,710

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Convertible Preferred Stocks (000)
Beginning Balance	$—
Purchases	1,820
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	(18)
Realized gains (losses)	—
Ending Balance	$1,802
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2014	$(18)

  The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

	Fair Value at June 30, 2014 (000)	Valuation Technique	Unobservable Input	Range				Selected Value/ Weighted Average		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$1,335	Market Transaction Method	Precedent Transaction of Preferred Stock	$122.1391		$122.1391		$122.1391		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value /Revenue	11.5	x	17.1	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Preferred Stock	$467	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value /Revenue	6.7	x	16.7	x	12.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$93	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments
	(Options Purchased)	$(127	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets (c) (000)	Liabilities (c) (000)
Options Purchased	$93	$—

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$93	$—	$(93)	$0

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	72,350,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,044	(e)	$—	$(3,044	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $2,061,000, of which approximately $1,939,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $122,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $991,000 in the form of U.S. Government agency securities, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.46% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $36,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $41,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$315	$3,346	$—	$4,101

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and wash sales acquired from fund mergers, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Distributions in Excess of Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$251	$(532)	$281

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,039	$13,021

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,008,000 and the aggregate gross unrealized depreciation is approximately $1,738,000 resulting in net unrealized appreciation of approximately $95,270,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $36,178,000 and $36,592,000, respectively. There were no purchases and sales

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2014 (000)
$21,684	$24,405	$42,395	$2	$3,694

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 68% and 78%, for Class I and Class II, respectively.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
975251 EXP 08.31.15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Infrastructure Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2014

The Universal Institutional Funds, Inc.

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Actual Ending Account Value 6/30/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,150.00	$1,020.53	$4.58	$4.31	0.86%
Global Infrastructure Portfolio Class II	1,000.00	1,149.10	1,019.29	5.91	5.56	1.11

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited)

At the organizational meeting of the Portfolio, the Board of Directors, including the independent Directors, considered the following factors in approving the Investment Advisory Agreement with respect to the Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services to be provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser planned to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser and compared to Lipper peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio were acceptable.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which does not include breakpoints. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. Since the Portfolio had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (6.5%)
DUET Group (a)	755,202	$1,723
Macquarie Atlas Roads Group	118,041	364
Spark Infrastructure Group	434,698	758
Sydney Airport	146,902	585
Transurban Group (a)	460,044	3,206
		6,636
Austria (1.3%)
Flughafen Wien AG	14,345	1,336
Brazil (2.0%)
CCR SA	37,900	309
Cia de Saneamento Basico do Estado de Sao Paulo ADR	156,422	1,677
		1,986
Canada (12.0%)
Enbridge, Inc.	103,148	4,894
TransCanada Corp. (a)	152,474	7,278
		12,172
China (4.0%)
Beijing Enterprises Holdings Ltd. (b)	77,500	734
China Everbright International Ltd. (b)	180,000	257
China Gas Holdings Ltd. (b)	175,000	363
China Merchants Holdings International Co., Ltd. (b)	172,898	540
ENN Energy Holdings Ltd. (b)	88,000	632
Guangdong Investment Ltd. (b)	896,000	1,034
Jiangsu Expressway Co., Ltd. H Shares (b)	422,000	499
		4,059
France (4.3%)
Eutelsat Communications SA	75,164	2,611
SES SA	46,319	1,757
		4,368
Germany (1.5%)
Fraport AG Frankfurt Airport Services Worldwide	21,688	1,532
Italy (5.6%)
Atlantia SpA	101,749	2,901
Snam SpA	368,593	2,221
Terna Rete Elettrica Nazionale SpA	98,152	517
		5,639
Japan (1.6%)
Tokyo Gas Co., Ltd.	284,000	1,660
Netherlands (0.9%)
Koninklijke Vopak N.V.	18,749	917
Spain (1.7%)
Ferrovial SA	49,318	1,098
Red Electrica Corp., SA (a)	6,940	635
		1,733
Switzerland (1.9%)
Flughafen Zuerich AG (Registered)	3,209	1,972
	Shares	Value (000)
United Kingdom (9.0%)
National Grid PLC	343,619	$4,940
Pennon Group PLC	138,110	1,855
Severn Trent PLC	34,456	1,139
United Utilities Group PLC	80,419	1,214
		9,148
United States (46.7%)
American Tower Corp. REIT	51,550	4,639
American Water Works Co., Inc.	48,340	2,390
Atmos Energy Corp.	8,740	467
CenterPoint Energy, Inc.	20,968	536
Cheniere Energy, Inc. (c)	24,360	1,747
Crown Castle International Corp.	44,976	3,340
Enbridge Energy Management LLC (c)	71,301	2,513
ITC Holdings Corp.	111,167	4,055
Kinder Morgan, Inc.	57,770	2,095
NiSource, Inc.	31,420	1,236
Northeast Utilities	41,106	1,943
ONEOK, Inc.	34,130	2,324
PG&E Corp.	40,347	1,937
Plains GP Holdings LP, Class A	22,536	721
SBA Communications Corp., Class A (c)	15,262	1,561
SemGroup Corp., Class A	23,173	1,827
Sempra Energy	41,510	4,347
Spectra Energy Corp.	83,481	3,546
Union Pacific Corp.	10,820	1,079
Williams Cos., Inc. (The)	88,340	5,142
		47,445
Total Common Stocks (Cost $67,235)		100,603
Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (11.9%)
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	9,761,945	9,762
	Face Amount (000)
Repurchase Agreements (2.3%)
Barclays Capital, Inc., (0.08%, dated 6/30/14, due 7/1/14; proceeds $1,012; fully collateralized by various U.S. Government agency securities; 3.50% – 4.50% due 9/1/33 – 6/20/44; valued at $1,032)	$1,012	1,012
BNP Paribas Securities Corp., (0.11%, dated 6/30/14, due 7/1/14; proceeds $1,269; fully collateralized by a U.S. Government agency security; 4.00% due 6/20/44; valued at $1,295)	1,269	1,269
		2,281
Total Securities held as Collateral on Loaned Securities (Cost $12,043)		12,043

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $323)	323,398	$323
Total Short-Term Investments (Cost $12,366)		12,366
Total Investments (111.2%) (Cost $79,601) Including $12,218 of Securities Loaned		112,969
Liabilities in Excess of Other Assets (-11.2%)		(11,377)
Net Assets (100.0%)		$101,592

(a)  All or a portion of this security was on loan at June 30, 2014.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil, Gas & Consumable Fuels	44.3%
Transmission & Distribution	14.7
Communications	13.8
Other**	11.8
Water	8.2
Toll Roads	7.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $69,516)	$102,884
Investment in Security of Affiliated Issuer, at Value (Cost $10,085)	10,085
Total Investments in Securities, at Value (Cost $79,601)	112,969
Foreign Currency, at Value (Cost $117)	118
Cash	760
Dividends Receivable	531
Receivable for Investments Sold	205
Prepaid Offering Costs	70
Tax Reclaim Receivable	23
Receivable for Portfolio Shares Sold	8
Receivable from Affiliate	—	@
Other Assets	1
Total Assets	114,685
Liabilities:
Collateral on Securities Loaned, at Value	12,803
Payable for Portfolio Shares Redeemed	144
Payable for Custodian Fees	44
Payable for Advisory Fees	26
Payable for Administration Fees	21
Payable for Offering Costs	21
Payable for Professional Fees	11
Payable for Distribution Fees — Class II Shares	5
Payable for Transfer Agent Fees	—	@
Payable for Reorganization Expense	—	@
Other Liabilities	18
Total Liabilities	13,093
NET ASSETS	$101,592
Net Assets Consist of:
Paid-in-Capital	$66,450
Accumulated Undistributed Net Investment Income	745
Accumulated Net Realized Gain	1,023
Unrealized Appreciation (Depreciation) on:
Investments	33,368
Foreign Currency Translations	6
Net Assets	$101,592
CLASS I:
Net Assets	$78,876
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,516,237 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.26
CLASS II:
Net Assets	$22,716
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,458,448 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.24
(1) Including:
Securities on Loan, at Value:	$12,218

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $141 of Foreign Taxes Withheld)	$1,396
Income from Securities Loaned — Net	20
Dividends from Security of Affiliated Issuer (Note H)	— @
Total Investment Income	1,416
Expenses:
Advisory Fees (Note B)	280
Administration Fees (Note C)	62
Custodian Fees (Note F)	61
Professional Fees	31
Distribution Fees — Class II Shares (Note D)	25
Offering Costs	15
Pricing Fees	4
Directors' Fees and Expenses	2
Transfer Agency Fees (Note E)	1
Other Expenses	13
Total Expenses	494
Waiver of Advisory Fees (Note B)	(122)
Distribution Fees — Class II Shares Waived (Note D)	(4)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	367
Net Investment Income	1,049
Realized Gain (Loss):
Investments Sold	3,674
Foreign Currency Transactions	(2)
Net Realized Gain	3,672
Change in Unrealized Appreciation (Depreciation):
Investments	7,522
Foreign Currency Translations	2
Net Change in Unrealized Appreciation (Depreciation)	7,524
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	11,196
Net Increase in Net Assets Resulting from Operations	$12,245

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2014 (unaudited) (000)	Year Ended December 31, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,049	$1,496
Net Realized Gain	3,672	7,942
Net Change in Unrealized Appreciation (Depreciation)	7,524	2,418
Net Increase in Net Assets Resulting from Operations	12,245	11,856
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,423)	(1,523)
Net Realized Gain	(8,270)	(4,698)
Class II:
Net Investment Income	(311)	(342)
Net Realized Gain	(2,086)	(1,165)
Total Distributions	(12,090)	(7,728)
Capital Share Transactions:(1)
Class I:
Subscribed	264	804
Issued due to a tax-free reorganization	17,217	—
Distributions Reinvested	9,693	6,221
Redeemed	(5,984)	(10,220)
Class II:
Subscribed	286	367
Issued due to a tax-free reorganization	6,927	—
Distributions Reinvested	2,397	1,507
Redeemed	(1,620)	(2,683)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,180	(4,004)
Total Increase in Net Assets	29,335	124
Net Assets:
Beginning of Period	72,257	72,133
End of Period (Including Accumulated Undistributed Net Investment Income of $745 and $1,430)	$101,592	$72,257
(1) Capital Share Transactions:
Class I:
Shares Subscribed	28	84
Shares Issued due to a tax-free reorganization	2,010	—
Shares Issued on Distributions Reinvested	1,130	724
Shares Redeemed	(645)	(1,085)
Net Increase (Decrease) in Class I Shares Outstanding	2,523	(277)
Class II:
Shares Subscribed	32	39
Shares Issued due to a tax-free reorganization	810	—
Shares Issued on Distributions Reinvested	280	176
Shares Redeemed	(176)	(287)
Net Increase (Decrease) in Class II Shares Outstanding	946	(72)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010^		2009^
Net Asset Value, Beginning of Period	$9.64		$9.19		$8.72		$8.13		$8.68		$11.30
Income from Investment Operations:
Net Investment Income†	0.12		0.20		0.22		0.21		0.21		0.31
Net Realized and Unrealized Gain	1.19		1.32		1.30		1.07		0.18		1.16
Total from Investment Operations	1.31		1.52		1.52		1.28		0.39		1.47
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.26)		(0.23)		(0.23)		(0.25)		(0.38)
Net Realized Gain	(1.44)		(0.81)		(0.82)		(0.46)		(0.69)		(3.71)
Total Distributions	(1.69)		(1.07)		(1.05)		(0.69)		(0.94)		(4.09)
Net Asset Value, End of Period	$9.26		$9.64		$9.19		$8.72		$8.13		$8.68
Total Return ++	15.00	%#	17.91%		18.69%		16.07%		6.93%		19.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$78,876		$57,746		$57,628		$58,998		$61,408		$68,748
Ratio of Expenses to Average Net Assets(1)	0.86	%+††*	0.90	%+††	0.87	%+††	0.86	%+††	0.87	%+††	0.96	%+††
Ratio of Net Investment Income to Average Net Assets(1)	2.64	%+††*	2.12	%+††	2.51	%+††	2.48	%+††	2.71	%+††	3.37	%+††
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§
Portfolio Turnover Rate	16	%#	25%		28%		36%		148%		280%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.16	%††*	N/A		N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.34	%††*	N/A		N/A		N/A		N/A		N/A

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2013		2012		2011		2010^		2009^
Net Asset Value, Beginning of Period	$9.60		$9.16		$8.69		$8.10		$8.64		$11.27
Income from Investment Operations:
Net Investment Income†	0.11		0.17		0.20		0.19		0.19		0.28
Net Realized and Unrealized Gain	1.19		1.32		1.29		1.06		0.19		1.15
Total from Investment Operations	1.30		1.49		1.49		1.25		0.38		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.24)		(0.20)		(0.20)		(0.23)		(0.35)
Net Realized Gain	(1.44)		(0.81)		(0.82)		(0.46)		(0.69)		(3.71)
Total Distributions	(1.66)		(1.05)		(1.02)		(0.66)		(0.92)		(4.06)
Net Asset Value, End of Period	$9.24		$9.60		$9.16		$8.69		$8.10		$8.64
Total Return ++	14.91	%#	17.54%		18.44%		15.82%		6.74%		18.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,716		$14,511		$14,506		$14,472		$15,789		$17,818
Ratio of Expenses to Average Net Assets(1)	1.11	%+††*	1.15	%+††	1.12	%+††	1.11	%+††	1.12	%+††	1.21	%+††
Ratio of Net Investment Income to Average Net Assets(1)	2.39	%+††*	1.87	%+††	2.26	%+††	2.23	%+††	2.46	%+††	3.12	%+††
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§	0.00	%††§
Portfolio Turnover Rate	16	%#	25%		28%		36%		148%		280%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.46	%††*	N/A		N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.04	%††*	N/A		N/A		N/A		N/A		N/A

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio, formerly Morgan Stanley Variable Investment Series Global Infrastructure Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 28, 2014, the Portfolio acquired the net assets of Morgan Stanley Select Dimensions Global Infrastructure Portfolio ("Global Infrastructure Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on April 25, 2014, pursuant to a Plan of Reorganization approved by the shareholders of Global Infrastructure Portfolio on March 17, 2014 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,010,409 Class I shares of the Portfolio at a net asset value of $8.56 for 787,286 Class X shares of Global Infrastructure Portfolio; 810,385 Class II shares of the Portfolio at a net asset value of $8.55 per share for 316,316 Class Y shares of Global Infrastructure Portfolio; The net assets of Global Infrastructure Portfolio before the Reorganization were approximately $24,144,000, including unrealized appreciation of approximately $6,919,000 at April 25, 2014. The investment portfolio of Global Infrastructure Portfolio, with a fair value of approximately $24,089,000 and identified cost of approximately $17,171,000 on April 25, 2014, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the

Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Infrastructure Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $73,320,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $97,464,000.

Upon closing of the Reorganization, shareholders of Global Infrastructure Portfolio received shares of the Portfolio as follows:

Global Infrastructure Portfolio	UIF Global Infrastructure Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income(1)	$1,369,000
Net gain realized and unrealized gain(2)	$12,428,000
Net increase (decrease) in net assets resulting from operations	$13,797,000

(1)Approximately $1,049,000 as reported, plus approximately $169,000 Global Infrastructure Portfolio premerger, plus approximately $151,000 of estimated pro-forma eliminated expenses.

(2)Approximately $11,196,000 as reported, plus approximately $1,232,000 Global Infrastructure Portfolio premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Infrastructure Portfolio that have been included in the Portfolio's Statement of Operations since April 28, 2014.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

(2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures,

the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$5,425	$—	$—	$5,425
Communications	13,908	—	—	13,908
Diversified	4,648	—	—	4,648
Oil & Gas Storage & Transportation	44,662	—	—	44,662
Ports	1,619	—	—	1,619
Toll Roads	7,278	—	—	7,278
Transmission & Distribution	14,787	—	—	14,787
Water	8,276	—	—	8,276
Total Common Stocks	100,603	—	—	100,603
Short-Term Investments
Investment Company	10,085	—	—	10,085
Repurchase Agreements	—	2,281	—	2,281
Total Short-Term Investments	10,085	2,281	—	12,366
Total Assets	$110,688	$2,281	$—	$112,969

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$12,218	(a)	$—	$(12,218	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $12,803,000, of which approximately $12,043,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of approximately $760,000, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Portfolio.

Pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $122,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. This fee waiver will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2014, this waiver amounted to approximately $4,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Notes to Financial Statements (cont'd)

interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,864	$5,864	$2,854	$5,230

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and distribution redesignations, resulted in the following reclassifications among the components of net assets at December 31, 2013:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(1)	$1	$—

At December 31, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,852	$7,463

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $33,578,000 and the aggregate gross unrealized depreciation is approximately $210,000 resulting in net unrealized appreciation of approximately $33,368,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,430,000 and $15,620,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2014 (000)
$12,177	$18,649	$20,741	$—	@	$10,085

@  Amount is less than $500.

During the six months ended June 30, 2014, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91% and 94%, for Class I and Class II, respectively.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2014 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
975525 EXP 08.31.15

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Universal Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2014

3